F U N D P R O F I L E

Fidelity® Cash Reserves Fund

July 16, 2005

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity at 1-800-544-8544 or visiting Fidelity's web site at www.fidelity.com.

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

1.797161 .100 CAS-prof-0705

Investment Summary

Investment Objective

Cash Reserves seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal Investment Strategies

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Additional information is available in the fund's annual and semi-annual reports to shareholders. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8544.

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance>

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the fund's performance from year to year. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

Cash Reserves
Calendar Years	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
	5.66%	5.16%	5.34%	5.29%	4.99%	6.19%	4.09%	1.62%	0.90%	1.06%



During the periods shown in the chart for Cash Reserves:	Returns	Quarter ended
Highest Quarter Return	 1.58%	September 30, 2000
Lowest Quarter Return	 0.19%	June 30, 2004

Average Annual Returns

For the periods ended June 30, 2005	Past 1 year	Past 5 years	Past 10 years
Cash Reserves	 1.86%	 2.40%	 3.84%

If Fidelity Management & Research Company (FMR) were to reimburse certain expenses, returns would be higher during these periods.

Fee Table>

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. The annual fund operating expenses provided below for the fund are based on historical expenses.

Shareholder fees (paid by the investor directly)A

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Wire Redemption Fee	$5.00

A If the fund is your Fidelity brokerage core, you will pay fees charged in connection with certain activity in your Fidelity brokerage account directly from your fund investment. Please see your Fidelity brokerage account materials for additional information.

Annual operating expenses (paid from fund assets)

Management fee 	0.20%
Distribution and/or Service (12b-1) fees	None
Other expenses 	0.22%
Total annual fund operating expenses	0.42%

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 43
3 years	$ 135
5 years	$ 235
10 years	$ 530

Fund Management>

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston Massachusetts 02109.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the fund. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Fidelity Investments Money Management, Inc. (FIMM), at One Spartan Way, Merrimack, New Hampshire 03054, serves as a sub-adviser for the fund. FIMM has day-to-day responsibility for choosing investments for the fund. FIMM is an affiliate of FMR.

Buying Shares>

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for Fidelity Simplified Employee Pension-IRA, Keogh, and Non-Fidelity Prototype Retirement accounts), the minimum subsequent purchase amount is $250, and the minimum balance amount is $2,000 ($500 for Fidelity Simplified Employee Pension-IRA, Keogh, and Non-Fidelity Prototype Retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

The fund is designed to offer investors a liquid cash option and accomodates frequent trading. FMR reserves the right to impose restrictions on purchase or exchange transactions at any time.

Selling Shares>

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address, and taxpayer identification number (TIN). A signature guarantee may be required in certain circumstances.

Distributions and Taxes

Distributions you receive from the fund consist primarily of dividends. The fund normally declares dividends daily and pays them monthly.

You may elect to have your dividends and/or capital gain distributions, if any, automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your dividends and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, if any, are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

  24 hour telephone assistance, 1-800-544-6666;
  TDD - Service for the Deaf and Hearing-Impaired
  (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
  Fidelity's web site, www.fidelity.com;
  Fidelity Automated Service Telephone (FAST®), 1-800-544-5555;
  Walk-in Investor Centers nationwide;
  Exchange privileges among Fidelity funds;
  Regular investment and withdrawal plans; and
  Checkwriting.

New Account Information

Important Information About Opening A New Account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT) requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

When you open an account, you will be asked for your name, address, taxpayer identification number (TIN), and date of birth, as applicable, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as a driver's license.

Fidelity, Fidelity Investments & (Pyramid) Design, and FAST are registered trademarks of FMR Corp.

FOLD AT PERFORATION AND DETACH

THE FIDELITY RETIREMENT PLAN

FIDELITY SELF-EMPLOYED 401(k) ACCOUNT APPLICATION

Complete this application to open your Fidelity Retirement Plan account to trade securities or FundsNetwork mutual funds through Fidelity Brokerage Services LLC ("FBS"). Mail your completed forms to: Fidelity Investments, P.O. Box 770001, Cincinnati, OH 45277-0036.

Note: There are three parties associated with the adoption of a 401(k) plan – Employer, Plan Administrator and Plan Participant. With the Self-Employed 401(k), in many cases, the business owner may represent all three parties. Please complete this application accordingly.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, address, and a government-issued identification number before opening your account. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in an account. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your account may be restricted and/or closed if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information, or from any restriction placed upon, or closing of, your account.

1 RETIREMENT PLAN INFORMATION

This section requests plan information to be completed and signed by the Employer.

2 PARTICIPANT ACCOUNT INFORMATION

This section requests participant account information to be completed by the Participant.
All fields in bold are required for opening an account.

3 PARTICIPANT FINANCIAL PROFILE

We are required by the NASD and other industry regulators to obtain the Participant information in this section.

4 PARTICIPANT BENEFICIARY DESIGNATION

Complete this section to designate beneficiaries to receive payment of the value of your Self-Employed 401(k) account following your death. If you are married and designate a beneficiary other than your spouse, be sure to have your spouse sign this section in the presence of a notary public.

5 ACCOUNT FEATURES

Complete this section if you are interested in more information about options trading.

6 PARTICIPANT AND PLAN ADMINISTRATOR SIGNATURES

This section must be signed by both the Participant and Plan Administrator. Please be sure to sign your application in ink. **We cannot process your application without your signature.**

QUESTIONS? For more information

1-800-FIDELITY or **Fidelity.com**

Fidelity INVESTMENTS

(Please complete and return all pages except this coversheet.)

FOLD AT PERFORATION AND DETACH

1 RETIREMENT PLAN INFORMATION (TO BE COMPLETED BY THE EMPLOYER)

A. Are you amending from an existing Fidelity Retirement Plan (Keogh)?

☐ Yes ☐ No If yes, check the type of plan you are amending from and provide your existing Fidelity account number.

☐ Fidelity Profit Sharing-Only Plan Account Number

☐ Fidelity Safe Harbor 401(k)/Profit Sharing Plan Account Number

Note: To establish a Fidelity Self-Employed 401(k), you must provide Fidelity with a completed Self-Employed 401(k) Adoption Agreement.

B. Are you adding an additional "owner" Participant to an existing Self-Employed 401(k) Plan?

☐ Yes ☐ No If yes, please indicate the business owner's (Employer) Fidelity account number.

C. Please complete the following information:

Business Name ______

Employer Tax I.D. __ - _______ (Do not use a Social Security number.)

All forms must contain your Employer Tax I.D. number. Do not use your Social Security number. If you need to obtain a Tax I.D. number, please call the IRS at 1-800-829-1040.

Name of Plan Administrator ______

(The Plan Administrator can be the Employer or a person designated by the Employer.)

Plan Administrator Address ______

Street City State Zip

X

SIGNATURE OF EMPLOYER DATE

2 PARTICIPANT ACCOUNT INFORMATION (TO BE COMPLETED BY THE PARTICIPANT)

Full legal name ______

First Name Middle Name Last Name

Email address ______ Date of birth (month/day/year) __ - __ - ____

Social Security number ___ - __ - ____

Permanent address ______
(no P.O. boxes)
Street City State Zip

Mailing address ______
(if different from above)
Street City State Zip

Phone numbers Home ___ - ___ - ____ Work ___ - ___ - ____ Ext. ____

Countries of citizenship ☐ U.S. ☐ Other(s) ______ Country of tax residence ☐ U.S. ☐ Other ______

GOVERNMENT ID (FOREIGN CITIZENS ONLY) Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa*

☐ Foreign national identity document*

*Bank name required *Account number required

*Bank address required *Phone number required

Document number and country of issuance ______
(Number from the document checked above)

U.S. driver's license number (if available) ______ State of issuance __

1.790776.105 002300001

2 PARTICIPANT ACCOUNT INFORMATION (CONTINUED)

Employment status Occupation ______________________________
(if retired or not employed, indicate source of income)

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ______________________________

3 FINANCIAL PROFILE (REQUIRED)

YOUR INVESTMENT OBJECTIVE

You should choose your investments for this account based on your objectives, time frame, and tolerance for market fluctuation. From short-term liquid investments that seek to preserve capital (accepting the lowest returns in exchange for stability) to longer-term investments that seek maximum growth (but can tolerate very wide fluctuations in market values), you can choose an approach that's best for you. Simply check the box below that most closely matches your investment objective.

Check one profile (Determine your profile using the information below.)

☐ 1 Short-Term ☐ 2 Conservative ☐ 6 Balanced ☐ 3 Growth ☐ 5 Aggressive Growth ☐ 4 Most Aggressive

SAMPLE PORTFOLIO MIX

Asset Class
☐ Short-Term ☐ Bonds
☐ International Stocks
■ U.S. Domestic Stocks


100%
50%
30%
20%
10%
40%
45%
5%
10%
25%
60%
5%
15%
15%
70%
20%
80%

Lower risk Shorter timeframe ⟷ Higher risk Longer timeframe

RETURN DATA*	Short-Term	Conservative	Balanced	Growth	Aggressive Growth	Most Aggressive
1 Year Best	15.20%	31.06%	76.57%	109.55%	136.07%	162.89%
1 Year Worst	0.04%	-17.67%	-40.64%	-52.92%	-60.78%	-67.56%
5 Years Best	11.13%	16.79%	22.06%	27.23%	31.91%	36.12%
5 Years Worst	0.06%	-0.37%	-6.18%	-10.43%	-13.78%	-17.36%
20 Years Best	7.73%	10.85%	13.94%	15.62%	16.85%	17.88%
20 Years Worst	0.42%	2.92%	3.43%	3.10%	2.66%	1.89%
Average (1926–2004)	3.72%	6.19%	8.22%	9.26%	9.97%	10.50%

Short-Term You seek to preserve your capital and can accept the lowest returns in exchange for price stability.
Conservative You seek to minimize fluctuations in market values by taking an income-oriented approach with some potential for capital appreciation (minimum required for writing covered call options).
Balanced You seek the potential for capital appreciation and some growth and can withstand moderate fluctuations in market value.
Growth You have a preference for growth and can withstand significant fluctuations in market value.
Aggressive Growth You seek aggressive growth and can tolerate wide fluctuations in market values, especially over the short term.
Most Aggressive You seek very aggressive growth and can tolerate very wide fluctuations in market values, especially over the short term (required for options strategies other than writing covered call options).

Check one box in each column.

ANNUAL INCOME (from all sources)	ESTIMATED NET WORTH (excluding residence)	ESTIMATED LIQUID NET WORTH	FEDERAL TAX BRACKET
☐ 1 Under $20,000	☐ 1 Under $30,000	☐ 1 Under $15,000	☐ 1 ≤15%
☐ 2 $20,000–$50,000	☐ 1 $30,000–$50,000	☐ 1 $15,000–$50,000	☐ 2 25%
☐ 3 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 3 >27%
☐ 4 Over $100,000	☐ 3 $100,001–$500,000	☐ 3 $100,001–$500,000	
	☐ 4 Over $500,000	☐ 4 Over $500,000	

Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments but may provide greater potential return over the long term. Although bonds generally present less short-term risk and volatility than stocks, bonds do entail interest rate risk (as interest rate rise, bond prices usually fall and vice versa) and the risk of default, or the risk that an issuer will be unable to make income or principal payments. Additionally bonds and short-term investments entail greater inflation risk, or the risk that the return of an investment will not keep up with increases in the prices of goods and services, than stocks. Finally, foreign investments, especially those in emerging markets, involve greater risk and may offer greater potential return than U.S. investments.

Sample allocations assume that holdings match certain benchmarks: the Wilshire 5000 Total Market Index (for stocks) and the Lehman Universal Index (for bonds). Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments, but may provide greater potential return over the long term.

*Average annual return data for Domestic Stocks, Bonds, and Short-Term asset classes range over a period from 1926–2004. Return data for the International Stock asset class range over the period from 1970–2004. Domestic Stocks are represented by the S&P 500®; bonds are represented by the U.S. Intermediate Term Government Bonds; Short-Term assets are based on the 30-day U.S. Treasury bill; and International Stocks are represented by the MS EAFE Index. This is for illustrative purposes only and is not indicative of any investment. Past performance is no guarantee of future results.

4 PARTICIPANT BENEFICIARY DESIGNATION

Designate beneficiaries to receive payment of the value of this Fidelity Retirement Plan account following your death. You may name one or more persons, trusts, or entities. This beneficiary designation applies to this account only and will not impact other Fidelity account beneficiary designations. Additionally, any beneficiary designations you have made on other Fidelity accounts will not apply to this account. However, if you have an existing Fidelity Retirement Plan account which you are now amending to a Fidelity Self-Employed 401(k) account with this application, you may elect to apply your existing beneficiary designation to this account by checking the box below.

For an existing Fidelity Retirement Plan account only:

☐ Please apply my existing Fidelity Retirement Plan account beneficiary designation to this Fidelity Self-Employed 401(k) account.

My existing Fidelity Retirement Plan Account Number is ☐☐☐☐☐☐☐☐☐.

Unless you checked the above box, fill out this section completely. Leaving this section blank will indicate no beneficiary is named by you for this account and upon your death you agree to have the payment of the value of this account made to your surviving spouse or, if no surviving spouse, your estate. If more than one person is named and no share percentages are indicated, payment shall be made in equal shares to your surviving primary beneficiary(ies). If a percentage is indicated and a primary beneficiary does not survive you, the percentage of that beneficiary's designated share shall be divided equally among the surviving primary beneficiary(ies). If no primary beneficiaries survive you, payment will be made to any surviving contingent beneficiaries according to the same rules of succession described above for primary beneficiaries.

Please indicate the participant's marital status. Single ☐ **Married** ☐ If married and you designate a nonspouse beneficiary as your primary beneficiary, have your spouse sign the Spousal Consent section below in the presence of a notary public.

Note: If beneficiary is a trust, please provide the trust's name and address, the date of the trust, and the trustee(s) name. Attach a separate sheet with this information.

4A: Designation of Primary Beneficiary(ies) (Must add up to 100%)

Relationship:

	First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Spouse	Non-Spouse Individual	Trust	Entity
1.							☐	☐	☐	☐
2.							☐	☐	☐	☐
3.							☐	☐	☐	☐
					Total 100%					

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Primary Beneficiary Designation.*

4B: Designation of Contingent Beneficiary(ies) (Must add up to 100%)

	First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Spouse	Non-Spouse Individual	Trust	Entity
1.							☐	☐	☐	☐
2.							☐	☐	☐	☐
3.							☐	☐	☐	☐
					Total 100%					

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Contingent Beneficiary Designation.*

*If this box is checked, if any primary or contingent beneficiary, as applicable, does not survive the account owner, but leaves surviving descendants, then any share otherwise payable to such beneficiary shall instead be paid to such beneficiary's descendants by right of representation.

Spousal consent:

I hereby consent to the designation of the primary beneficiary(ies) listed above. I understand this consent allows the beneficiary(ies) listed above to be paid amounts that would otherwise be paid to me.

X	X
SIGNATURE OF PARTICIPANT'S SPOUSE DATE	NOTARY PUBLIC DATE

FOLD AT PERFORATION AND DETACH

5 ACCOUNT FEATURES

Check below to receive a Fidelity Options Account Application by mail or visit Fidelity.com to print the form.

☐ **Options Trading:** To be considered for options trading within your brokerage account, all new account owners must complete a Fidelity Options Account Application, available online at Fidelity.com. A separate Fidelity Options Account Application must be completed for each account in which you wish to trade options.

6 PARTICIPANT AND PLAN ADMINISTRATOR SIGNATURES (REQUIRED)

Participant Agreement:

- I have received and read either the Prospectus or the Profile Prospectus for Fidelity Cash Reserves. If I received the Profile Prospectus, I understand that I may purchase shares of Fidelity Cash Reserves now or request to receive and review the Fund's full prospectus before I make a decision to invest in Fidelity Cash Reserves. If I choose to invest now, I understand that Fidelity Cash Reserves will serve as the money market fund used to hold assets of my Self-Employed Account pending other investment instructions. I understand that my Self-Employed Account will be invested in accordance with my instructions as given from time to time to FBS.
- I understand that, upon issuer's request in accordance with applicable rules and regulations, Fidelity will disclose my name to issuers of securities if securities are held in my account so that I can receive important information, unless I do not consent to disclosure and notify FBS in writing that I do not consent. I hereby certify under penalties of perjury that my Social Security number (as indicated in Section 2) is correct. I also certify that I am of legal age to enter into this agreement.
- I have read the Fidelity Brokerage Commission Schedule and Schedule of Fees and understand that certain brokerage fees and charges apply to this account. The Trustee may change this fee schedule from time to time, as provided in the Plan.
- Although Fidelity Management Trust Company is a bank, I recognize that any investment company (e.g., any mutual fund/money market fund) in which my Retirement Plan may be invested is not a bank and is not backed or guaranteed by any bank or insured by the FDIC.
- **This agreement shall be construed, administered, and enforced according to the laws of the Commonwealth of Massachusetts, except as superseded by federal law or statute. The Fidelity Brokerage Retirement Account Customer Agreement shall inure to the benefit of Fidelity's successors and assigns, whether by merger, consolidation, or otherwise.**
- Acceptance will be evidenced by a Letter of Acceptance sent by, or on behalf of, Fidelity Brokerage Services LLC, Fidelity Management Trust Company, and National Financial Services LLC.
- By signing below, I hereby consent to the information and provisions set forth in this account application and instructions and to the beneficiary(ies) I have designated in the application. I understand that the payment to the beneficiaries will be made according to the rules of succession described in the beneficiary section of this account application.
- **I have read, understand, and agree to be bound by the Fidelity Brokerage Retirement Account Customer Agreement governing this account as is currently in effect and as may be amended from time to time.**

This account is governed by a pre-dispute arbitration clause, which is located on the last page of the Customer Agreement. I acknowledge receipt of the pre-dispute arbitration clause.

X	X
PARTICIPANT'S SIGNATURE DATE	PLAN ADMINISTRATOR'S SIGNATURE DATE

Please tell us where you heard about Fidelity's financial solutions:

☐ Newspaper ☐ TV ☐ Magazine ☐ Radio ☐ Friend/Referral ☐ Direct Mail/Email ☐ Web ☐ Fidelity Branch

FOR FIDELITY USE ONLY ☐ Cash ☐ ATP Account # Assigned ______

Rep Name ______ Reg. Rep. Signature ______ Corp ID ______ Date ______

Approving Manager's Signature ______ Date ______ Investor Center Number ______

Photo ID Type ______ Expiration Date ______ Second Photo ID Type ______ Expiration Date ______

Fidelity INVESTMENTS

FIDELITY INCOME MANAGEMENT ACCOUNT℠ APPLICATION

Income Management is managing your finances so that you can determine if you have the income you need to live the retirement you want.

The Fidelity Income Management Account℠ (IMA) is intended to be the income management hub providing financial reporting of income, spending, asset allocation and asset withdrawal information. The baseline of Income Management reporting will be your Fidelity retirement income plan.* IMA provides the tools to help you monitor your plan at a glance using the IMA Online Monitor, your monthly Income Management Report, or you can select from a variety of proactive alerts.

It's easy to fill out this application. Just complete all relevant sections, sign in ink, and return to Fidelity in the postage-paid envelope or mail to: Fidelity Investments, P.O. Box 770001, Cincinnati, OH 45277-0045.

*Based on Fidelity Retirement Income Planner Plan of Record.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, address, and a government-issued identification number before opening your account. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in an account. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your account may be restricted and/or closed if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information, or from any restriction placed upon, or closing of, your account.

1 ACCOUNT SETUP

Please select the type of account you would like to open and complete the account owner's information. Please indicate whether you are converting an existing Fidelity Account® to an IMA and indicate the account number. **All fields in bold are required for opening an account.**

2 FINANCIAL PROFILE

We are required by the NASD and other industry regulators to obtain the information in this section.

3 FUNDING YOUR ACCOUNT

The minimum initial deposit required to open this account is $2,500; however, we suggest your IMA be funded with 12 to 18 months of spending or expenses not covered by your current income streams. You may open the account by transferring cash (from another account). Simply check the appropriate box(es) to fund your account.

4 ACCOUNT FEATURES

As your income management hub, IMA has reporting and features available to help you simplify monthly income and spending flows, spending features such as checkwriting, debit cards and bill payment services, and online summary.

5 HOUSEHOLD RELATIONSHIP

Please read this information on how Fidelity can group together all the accounts in your household to improve your Income Management Report.

6 SIGNATURE

Please be sure to sign your application in ink. **We cannot process your application without your signature.**

QUESTIONS? For more information

1-800-FIDELITY or **Fidelity.com**

Fidelity INVESTMENTS®

1 ACCOUNT SETUP

☐ Individual ☐ Joint Tenants – Rights of Survivorship ☐ Joint Tenants in Common ☐ Community Property
OR

☐ Converting from an existing Fidelity Account® to an IMA

If you are establishing a joint account and do not check a box, the account will be registered as joint tenants with rights of survivorship. If the joint owner has a different address, please include it on the next page. All account owners must sign this application. A new Fidelity Account application may need to be completed.

If you are converting an existing Fidelity Account to an IMA, please check the box above and provide your existing account number ______________________. Please remember to have this form signed by all owners of the existing Fidelity Account.

ACCOUNT OWNER

Full legal name ____________________
First Name Middle Name Last Name

Date of birth (month/day/year) ____________________ Email address ____________________

Social Security number ____________________ **or Taxpayer ID number** ____________________

Permanent address (no P.O. boxes) ____________________
Street City State Zip

Mailing address (if different from above) ____________________
Street City State Zip

Phone numbers Evening ____________________

Day ____________________ Ext. ____________

Countries of citizenship ☐ U.S. ☐ Other(s) ____________________

Country of tax residence ☐ U.S. ☐ Other ____________________

GOVERNMENT ID **(FOREIGN CITIZENS ONLY)** Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ____________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa ☐ Employment Authorization Document (EAD)

☐ Passport without U.S. visa* ____________________
*Bank name required *Account number required

☐ Foreign national identity document* ____________________
*Bank address required *Phone number required

Document number and country of issuance ____________________
(Number from the document checked above)

(Continued on next page)

1 ACCOUNT SETUP (CONTINUED)

ACCOUNT OWNER

U.S. driver's license number (if available) ____________ State of issuance ____

Employment status

☐ Employed ☐ Not employed ☐ Retired Occupation ____________
(if retired or not employed, indicate source of income)

Employer's name and address ____________
Name Street City State Zip

AFFILIATIONS

Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes

If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a director, 10% shareholder, or policy maker of a publicly held company?

☐ No ☐ Yes Trading symbol ____________ Company ____________

JOINT ACCOUNT OWNER

We assume the permanent address is the same unless otherwise noted.

☐ Check this box if a joint owner has a different address and you would like duplicate copies of the confirmation of the new account profile, confirmation of changes to the investment objectives, and the tri-annual account profile confirmation sent to that separate address.

Full legal name ____________
First Name Middle Name Last Name

Date of birth (month/day/year) ____________ Email address ____________

Social Security number ____________ **or Taxpayer ID number** ____________

Permanent address ____________
(no P.O. boxes) Street City State Zip

Mailing address ____________
(if different from above) Street City State Zip

Phone numbers Evening ____________

Day ____________ Ext. ____________

Countries of citizenship ☐ U.S. ☐ Other(s) ____________

Country of tax residence ☐ U.S. ☐ Other ____________

(Continued on next page)

1 ACCOUNT SETUP (CONTINUED)

JOINT ACCOUNT OWNER

GOVERNMENT ID (FOREIGN CITIZENS ONLY) Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa ☐ Employment Authorization Document (EAD)

☐ Passport without U.S. visa* ______________________________
*Bank name required *Account number required

☐ Foreign national identity document* ______________________________
*Bank address required *Phone number required

Document number and country of issuance ______________________________
(Number from the document checked above)

U.S. driver's license number (if available) ______________________ State of issuance ______

Employment status

☐ Employed ☐ Not employed ☐ Retired Occupation ______________________________
(if retired or not employed, indicate source of income)

Employer's name and address ______________________________
Name Street City State Zip

AFFILIATIONS

Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes

If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a director, 10% shareholder, or policy maker of a publicly held company?

☐ No ☐ Yes Trading symbol ____________ Company ______________________

2 FINANCIAL PROFILE (REQUIRED)

YOUR INVESTMENT OBJECTIVE

You should choose your investments based on your objectives, time frame, and tolerance for market fluctuation. From short-term liquid investments that seek to preserve capital (accepting the lowest returns in exchange for stability) to longer-term investments that seek maximum growth (but can tolerate very wide fluctuations in market values), you can choose an approach that's best for you. Simply check the box below that most closely matches your investment objective.

For joint accounts, please provide combined information.

Check one profile (Determine your profile using the information below.)

☐ 1 Short-Term ☐ 2 Conservative ☐ 6 Balanced ☐ 3 Growth ☐ 5 Aggressive Growth ☐ 4 Most Aggressive

SAMPLE PORTFOLIO MIX

Asset Class

- ☐ Short-Term
- Bonds
- International Stocks
- U.S. Domestic Stocks


100%
50%
30%
20%
10%
40%
45%
5%
10%
25%
60%
5%
15%
15%
70%
20%
80%

Lower risk
Shorter timeframe

Higher risk
Longer timeframe

RETURN DATA*

	Short-Term	Conservative	Balanced	Growth	Aggressive Growth	Most Aggressive
1 Year Best	15.20%	31.06%	76.57%	109.55%	136.07%	162.89%
1 Year Worst	0.04%	-17.67%	-40.64%	-52.92%	-60.78%	-67.56%
5 Years Best	11.13%	16.79%	22.06%	27.23%	31.91%	36.12%
5 Years Worst	0.06%	-0.37%	-6.18%	-10.43%	-13.78%	-17.36%
20 Years Best	7.73%	10.85%	13.94%	15.62%	16.85%	17.88%
20 Years Worst	0.42%	2.92%	3.43%	3.10%	2.66%	1.89%
Average (1926–2004)	3.72%	6.19%	8.22%	9.26%	9.97%	10.50%

Short-Term You seek to preserve your capital and can accept the lowest returns in exchange for price stability.
Conservative You seek to minimize fluctuations in market values by taking an income-oriented approach with some potential for capital appreciation (minimum required for writing covered call options).
Balanced You seek the potential for capital appreciation and some growth and can withstand moderate fluctuations in market value.
Growth You have a preference for growth and can withstand significant fluctuations in market value.
Aggressive Growth You seek aggressive growth and can tolerate wide fluctuations in market values, especially over the short term.
Most Aggressive You seek very aggressive growth and can tolerate very wide fluctuations in market values, especially over the short term (required for options strategies other than writing covered call options).

Check one box in each column.

ANNUAL INCOME (from all sources)	ESTIMATED NET WORTH (excluding residence)	ESTIMATED LIQUID NET WORTH	FEDERAL TAX BRACKET
☐ 1 Under $20,000	☐ 1 Under $30,000	☐ 1 Under $15,000	☐ 1 ≤15%
☐ 2 $20,000–$50,000	☐ 1 $30,000–$50,000	☐ 1 $15,000–$50,000	☐ 2 25%
☐ 3 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 3 $50,001–$100,000	☐ 3 ≥28%
☐ 4 Over $100,000	☐ 3 $100,001–$500,000	☐ 3 $100,001–$500,000	
	☐ 4 Over $500,000	☐ 4 Over $500,000	

*Return data for Domestic Stocks, Bonds, and Short-Term asset classes range over a period from 1926–2004. Return data for the International Stock asset class range over the period from 1970–2004. Domestic Stocks are represented by the S&P 500,® bonds are represented by the U.S. Intermediate Term Government Bonds, Short-Term assets are based on the 30-day U.S. Treasury bill, and International Stocks are represented by the MS EAFE Index. This is for illustrative purposes only and is not indicative of any investment. Past performance is no guarantee of future results.

3 FUNDING YOUR ACCOUNT

The minimum initial deposit required to open this account is $2,500; however, we suggest your IMA be funded with 12 to 18 months of spending or expenses not covered by your current income streams.

You may fund your account by transferring cash from another account. If you are selling positions to fund this account, be aware that there may be tax consequences to these transactions. You may fund your IMA in any of the ways listed below:

TRANSFER FROM OTHER FIRM

☐ I am transferring money from another firm and have included a Transfer of Assets form. (see attached form)

TRANSFER FROM EXISTING FIDELITY ACCOUNT

☐ I am transferring proceeds from the core position of my nonretirement Fidelity Account(s):

______________________ Amount $ ______________

☐ I am transferring money market positions from my nonretirement Fidelity Funds Accounts or authorizing the sale of the following fund positions:

____

Position: ______________________ Amount $ ______________

____

Position: ______________________ Amount $ ______________

CORE ACCOUNT (CHOOSE ONE)

Select a core account option where all of your cash is held and transactions are processed (choose one).

Taxable Fidelity Money Market Mutual Fund

This fund will be selected if no information is supplied or if your initial investment is less than $5,000.

☐ Fidelity Cash Reserves

Federal Municipal Money Market Funds

☐ Fidelity Municipal Money Market Fund ☐ Fidelity Tax-Free Money Market Fund

Fidelity State Municipal Money Market Funds

☐ Arizona	☐ Connecticut	☐ Massachusetts	☐ New Jersey	☐ Ohio
☐ California	☐ Florida	☐ Michigan	☐ New York	☐ Pennsylvania

All income from securities (dividends, capital gains, or sale proceeds) is automatically deposited into your core account. Dividends from mutual funds are reinvested in the originating fund. You can elect to change your distributions by phone at **1-800-FIDELITY**, or online at **Fidelity.com**.

4 ACCOUNT FEATURES

CASH MANAGEMENT FEATURES

The features below provide you ways to access the money in your IMA. All spending dollars should flow through your IMA whether or not you elect to use another institution for payment purposes. Your Financial/Income planning consultant is available to assist you with withdrawal of your assets. For more information on these features, please visit www.fidelity.com/goto/checking. By selecting the features below, you are acknowledging that you have read and agree to the terms set forth in the Customer Agreement.

To Move Money between Your IMA and Your Bank Account(s):

Fidelity Money Line®

This service allows you to electronically transfer money from your IMA to your bank account(s) without paying a fee to Fidelity. Your bank may charge a fee. Money Line transfers occur only when you initiate them and certain maximums and minimums apply.

☐ Yes, I wish to establish Money Line for this purpose

Please attach a voided check to this application from each bank account from which you wish to move money to provide routing information. At least one name on your bank account must be identical to the IMA that Money Line is being added to.

To Withdraw Cash from Your IMA:

Checkwriting[1] ($2,500 account minimum to establish)

This service allows you to write checks on the cash in the core position of your IMA.

☐ Yes, I wish to establish checkwriting. Please sign and return the checkwriting signature card located on the last page of this booklet and return with this application.

☐ Yes, I would like to receive check images with my monthly statements.

Fidelity BillPay® [2]

This service allows you to pay bills online directly from your IMA.

☐ Yes, I wish to establish BillPay. I understand that a monthly fee may be assessed for some customers.

[1] All checks written will be reported on your Fidelity Account statement. Fidelity must have a signature card on file to establish this service.

[2] Schedule bills to be paid electronically from your IMA through **Fidelity.com.** The monthly fee is $6.95 and is waived for BillPay customers who trade 36+ times in a rolling 12-month period or maintain $100,000 or more in certain retail assets at Fidelity. See the Fidelity BillPay Service Agreement for complete details.

(Continued on next page)

4 ACCOUNT FEATURES (CONTINUED)

Fidelity Visa® Gold Check Card[3]

This card is a debit card that can be used to withdraw cash at ATMs or to make purchases at locations wherever Visa is accepted. Each transaction is debited from the core position of your IMA daily.

☐ Yes, I wish to be considered for the Fidelity Visa Gold Check Card, issued by PNC Bank Delaware.

☐ Yes, I would like to receive an additional card for joint owner.

Fidelity American Express® Gold Card[4]

This card is a deferred debit card that can be used to make purchases at locations where American Express is accepted, as well as to access cash through ATMs. Purchase transactions are debited from the core position in your IMA once a month, while cash withdrawals are debited daily.

☐ Yes, I wish to be considered for the Fidelity American Express Gold Card, issued by American Express Bank, FSB.

☐ Yes, I would like to receive an additional card for joint owner.

5 HOUSEHOLD RELATIONSHIP

The Income Management Account (IMA) provides an Income Management Report and Online Monitor that helps you monitor your retirement finances. The services compare information that is included in your Retirement Income Plan of Record with actual activity in your Retirement Income Portfolio, including your IMA. Each month the Income Management Report is enclosed with your Fidelity Brokerage Services (FBS) statements. The Online Monitor is available when you log on to Fidelity.com. In order to make this Income Management Report and Online Monitor as accurate as possible, the following will happen:

- Fidelity may consolidate into one statement household all the Fidelity accounts included in your Retirement Income Portfolio. This means:
  - All accounts included in your Retirement Income Portfolio must have the same mailing address, and all statements for these accounts will be mailed to the same address.
  - All the accounts in your Retirement Income Portfolio must be owned by, and share a common Social Security number with, at least one owner of the Income Management Account.
  - If you have an existing statement household that includes an account that is not part of your Retirement Income Portfolio, Fidelity may remove that account and place it in a new statement household using the same mailing address.
  - If you have an existing statement household that does not include an account you included in your Retirement Income Portfolio, Fidelity may add that account to your existing statement household.

[3] ($5,000 account minimum) The Fidelity Visa® Gold Check Card is issued by PNC Bank, Delaware, with no annual fee. By checking the box, you authorize PNC Bank, Delaware to check your employment and credit history and to answer questions about their payment experience with you. You have read and agree to the important disclosures pertaining to this request contained in the accompanying Fidelity Customer Agreement. All transactions are deducted from your Fidelity core position daily.

[4] ($5,000 account minimum) The Card is issued by American Express Bank, FSB. By checking the box, you authorize Fidelity to release certain account information to American Express in order for American Express to evaluate your request for the Card. Evaluation of your request may involve a review of your credit, including requesting reports from consumer reporting agencies, and you hereby authorize American Express to request such information. You have read and agree to the important disclosures pertaining to this request contained in the accompanying Fidelity Customer Agreement. The Card provides up to 30 days' float on purchases before they are deducted from your core position (cash advances are debited daily).

(Continued on next page)

5 HOUSEHOLD RELATIONSHIP (CONTINUED)

- Owners of this Income Management Account must grant to each other inquiry access to all accounts included in the Retirement Income Portfolio, except Fidelity Workplace Savings Accounts (e.g., 401(k), 403(b), 457), Fidelity Charitable Gift Accounts, annuity contracts and accounts held by a financial intermediary. This means that all owners of this account will have authorization to view the account information for any account included in the Retirement Income Portfolio.
- All Fidelity Workplace Savings accounts (e.g., 401(k), 403(b), 457) and Variable Deferred Annuity contracts issued by Fidelity Investments Life Insurance Co. need to be included in your relationship household. This means:
  - Your commission level and service level may possibly be improved.
  - Balances will be reflected in your Income Management Report and Online Monitor.
  - If you have an existing relationship household, Fidelity will add all Fidelity Workplace Savings accounts (e.g., 401(k), 403(b), 457) and Variable Deferred Annuities contracts issued by Fidelity Investments Life Insurance Co.
- Fidelity will update your information in Fidelity's online planning tools to ensure that complete and appropriate data is reflected in your Plan of Record.

6 SIGNATURE (ALL OWNERS MUST SIGN THE APPLICATION)

Each owner must READ the separate Customer Agreement and SIGN this section in ink.

I hereby request Fidelity Brokerage Services LLC and National Financial Services LLC (collectively "Fidelity") to open a Fidelity Income Management Account, a taxable Fidelity Account for living in retirement in the name(s) listed as account owner(s) on this application.

- I acknowledge that I have been furnished with a copy of the Fidelity Account Customer Agreement and that I have read, understood, and agree to be bound by its terms and conditions as they are currently in effect and as they may be amended in the future. I am at least 18 years of age and of full legal age in the state in which I reside. I understand that, upon issuer's request in accordance with applicable rules and regulations, Fidelity will supply my name to issuers of any securities held in my account so I might receive any important information regarding them, unless I notify Fidelity.
- I understand that the Fidelity Account Customer Agreement governs the use of those features offered in the Fidelity Income Management Account.
- **I understand that the Customer Agreement and its enforcement shall be governed by the laws of the Commonwealth of Massachusetts.** It shall cover individually and collectively all accounts which I may open or reopen with Fidelity. It shall inure to the benefit of Fidelity's successors and assigns, whether by merger, consolidation, or otherwise. Fidelity may transfer my account to your successors and assigns, and this Agreement shall be binding upon my heirs, executors, administrators, successors, and assigns.
- I (we) hereby authorize Fidelity to household my accounts in accordance with the instructions detailed in Section 5 Household Relationship. In addition, I (we) am aware of and agree to be bound by the terms of the Household Relationship form that are incorporated herein by reference.
- I hereby authorize Fidelity, upon receiving instructions from me, to make payments of amounts representing redemptions by me or distributions payable to me or to secure payments of amounts to be invested by me, by initiating credit or debit entries to the bank account (Bank) indicated on the attached "voided" check. I authorize and request the Bank to accept such entries from Fidelity, and to credit or debit, as indicated, my account at the Bank in accordance with these entries. I (we) hereby ratify any telephone instructions given pursuant to this authorization and agree that neither the fund nor Fidelity Brokerage Services LLC will be liable for any loss, liability, cost or expense for acting upon such instructions. I acknowledge that this authorization may only be revoked by providing written notice of revocation to Fidelity, in such time and manner as afford Fidelity and the Bank a reasonable opportunity to act upon it. Refer to the Money Line Services form for additional terms which are incorporated herein by reference.

6 SIGNATURE (CONTINUED)

- I have read and agree to the terms and conditions in the Income Management Account Reference Guide
- **If I am a U.S. person, I certify under penalties of perjury that: (1) I am a U.S. person (including a U.S. resident alien) and the Social Security or taxpayer identification number provided is correct; and (2) I am not subject to IRS backup withholding because: (a) I am exempt from backup withholding; or (b) I have not been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends; or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Cross out item 2 if it does not apply to you.) If I am not a U.S. person, I am submitting IRS Form W8-BEN, Certificate of Foreign Status of Beneficial Owner for United States Tax Withholding, with this form to certify my foreign status and, if applicable, claim tax treaty benefits.**

- This account is governed by a predispute arbitration clause, which is found in the last page of the Customer Agreement. I acknowledge receipt of the predispute arbitration clause.

- *The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.*

X

SIGNATURE OF ACCOUNT OWNER — Date (month, day, year)

X

SIGNATURE OF JOINT ACCOUNT OWNER — Date (month, day, year)

Fidelity Investments is a registered trademark owned by FMR Corp. Accounts are carried with our affiliate, National Financial Services LLC, a member of the New York Stock Exchange and other principal exchanges. Fidelity Investments, P.O. Box 770001, Cincinnati, OH 45277-0045.

Please tell us where you heard about Fidelity's Income Management solutions:

☐ Newspaper ☐ TV ☐ Magazine ☐ Radio ☐ Friend/Referral ☐ Direct Mail/Email ☐ Web ☐ Fidelity Branch

FOR FIDELITY USE ONLY ☐ Cash Account # Assigned **(Nonretirement Account Only)** ____________

Rep Name ____________ Reg. Rep. Signature ____________ Corp ID ____________ Date ____________

Approving Manager's Signature ____________ Date ____________ Investor Center Number ____________

Photo ID Type ____________ Expiration Date ____________ Second Photo ID Type ____________ Expiration Date ____________

Fidelity INVESTMENTS

Fidelity INVESTMENTS

Fidelity Use Only ____________

Signature Card for Checkwriting

Do not detach this card. Use a blue or black pen, and print clearly in CAPITAL LETTERS.

This card supersedes any signature card already on file for the same account.

Account Number: Brokerage ____________

	Signature	DATE
Account Owner	X	
Co-Owner (or Authorized Person)	X	
Co-Owner (or Authorized Person)	X	

By signing this signature card on the reverse side, the signatory(ies) agree(s) to be subject to the terms and conditions, guidelines, and rules applicable to your account as now in effect and as amended from time to time, of the fund(s), and of UMB Bank, N.A. ("the Bank"), as they pertain to the use of redemption checks; therefore, all registered owners must sign this signature card. Each signatory guarantees the genuineness of the other's signature on this card.

The Bank is hereby appointed agent by the account holders signing this card and, as such agent, is directed to request redemption of shares of such Fidelity fund(s) or cash in the core account as designated by the account holders from time to time, and as recorded on Fidelity's records, upon receipt of, and to the amount of, checks drawn upon this account(s). In so acting, the Bank shall be liable only for its own negligence. Account holders will be subject to the Bank's rules, regulations and associated laws governing check collection, including the Uniform Commercial Code as enacted in the State of Missouri.

It is further agreed as follows for mutual fund accounts:

1. All items, with the exception of those drawn on Spartan® money market funds, must be for a minimum of $500 (or such other minimum amounts as may from time to time be established upon prior written notice to the shareholders, including the accounts of Spartan money market funds), or they may be returned to the shareholders marked "Refer to Maker."
2. This card supersedes any card already on file for the same fund or account number.
3. Refer to the fund prospectus for minimum check amounts and any applicable fees.
4. You may obtain a copy of the "Statement of Terms and Conditions" applicable to your account by calling Fidelity.

FOLD AT PERFORATION AND DETACH

Fidelity SimpleStart℠ IRA Account Application

The Fidelity SimpleStart℠ IRA is a simplified approach to opening a Fidelity IRA and/or Fidelity Roth IRA. The Fidelity SimpleStart IRA application allows you to begin saving for retirement with only $200 in monthly contributions, using Fidelity Automatic Account Builder® (FAAB). There are other ways to open a Fidelity IRA and/or Fidelity Roth IRA; if you wish to open a Fidelity IRA or Fidelity Roth IRA without FAAB, please go to Fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center for a Fidelity IRA or Fidelity Roth IRA application. To complete this application, fill in all relevant sections, sign in ink, and return to: Fidelity Investments, P.O. Box 770001, Cincinnati, OH 45277-0036.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, address, and a government-issued identification number before opening your account. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in an account. Your account may be restricted and/or closed if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information, or from any restriction placed upon, or closing of, your account.

1 CHOOSE THE RIGHT IRA FOR YOU

ACCOUNT TYPE

Check which type of IRA you are opening. For help with deciding on which type of IRA, go to Fidelity.com/IRA and click on IRA Evaluator. If you are opening a Roth IRA, you are responsible for maintaining and reporting your 5-year aging date to the IRS for purposes of qualified distributions.

☐ Roth IRA or ☐ Traditional IRA

2 TELL US WHO YOU ARE

Full legal name ______________________________
First Name Middle Name Last Name

Email address ______________________ **Date of birth (month/day/year)** ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐

Permanent address (no P.O. boxes) ______________________________
Street City State Zip

Mailing address (if different from above) ______________________________
Street City State Zip

Phone numbers Daytime ☐☐☐-☐☐☐-☐☐☐☐ Evening ☐☐☐-☐☐☐-☐☐☐☐

Citizen of ☐ U.S.A. ☐ Other(s) ____________ Tax Residence of ☐ U.S.A. ☐ Other(s) ____________

FOREIGN CITIZENS ONLY—GOVERNMENT ID Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa*

☐ Foreign national identity document*

*Bank name required *Account number required

*Bank address required *Phone number required

Document number and country of issuance ______________________________
(Number from the document checked)

Be sure to sign this application before returning to Fidelity. Please continue. →

1.805689.104 008080001

2 TELL US WHO YOU ARE (CONTINUED)

U.S. driver's license (if available) State of issuance ☐☐ ____________________
License number

Employment status ☐ Employed ☐ Not employed ☐ Retired Occupation ____________________
(if retired or not employed, indicate source of income)
☐ Self-Employed If you are self-employed and your company address is the same as your legal home address, please initial here that you work out of your home: _______

Employer's name and address ____________________
Name Street City State Zip

AFFILIATIONS

Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ____________________

3 INVESTOR PROFILE

Failure to provide information in this section could delay processing of this application. Check a box in each column.

Investment Objective	Annual Income (from all sources)	Estimated Net Worth (excluding residence)	Estimated Liquid Net Worth	Federal Tax Bracket
☐ 1 Short-Term	☐ 1 Under \$20,000	☐ 1 Under \$30,000	☐ 1 Under \$15,000	☐ 1 ≤15%
☐ 2 Conservative	☐ 2 \$20,000–\$50,000	☐ 1 \$30,000–\$50,000	☐ 1 \$15,000–\$50,000	☐ 2 25%
☐ 6 Balanced	☐ 3 \$50,001–\$100,000	☐ 2 \$50,001–\$100,000	☐ 2 \$50,001–\$100,000	☐ 3 ≥28%
☐ 3 Growth	☐ 4 Over \$100,000	☐ 3 \$100,001–\$500,000	☐ 3 100,001–\$500,000	
☐ 5 Aggressive Growth		☐ 4 Over \$500,000		
☐ 4 Most Aggressive				

Short-Term You seek to preserve your capital and can accept the lowest returns in exchange for price stability.
Conservative You seek to minimize fluctuations in market values by taking an income-oriented approach with some potential for capital appreciation.
Balanced You seek the potential for capital appreciation and some growth and can withstand moderate fluctuations in market value.
Growth You have a preference for growth and can withstand significant fluctuations in market value.
Aggressive Growth You seek aggressive growth and can tolerate wide fluctuations in market values, especially over the short term.
Most Aggressive You seek very aggressive growth and can tolerate very wide fluctuations in market values, especially over the short term (required for options strategies other than covered call options).

4 INVESTMENT SELECTION

The SimpleStart℠ IRA offers numerous investment selections, including Fidelity Freedom Funds.® Please note that this investment selection will only apply to contributions included with this application as referenced in Section 5.

Fidelity Freedom Funds® offer a simple approach to retirement investing. Each fund is managed to have an asset allocation mix that begins relatively aggressively and gets more conservative as it approaches its target retirement date. Select the Freedom Fund that corresponds most closely to your desired year of retirement, and let Fidelity do the rest. Or, you may select a different fund by listing it below. For more information on Fidelity Freedom Funds, please call us or visit Fidelity.com/goto/freedomfunds.

I understand the fund choice indicated can only be purchased consistent with its prospectus at the next available share price on the day of deposit of my retirement money to my core account. Non-Fidelity funds and the Fidelity Spartan, Index, Leveraged Company Stock and Tax Managed Stock funds are currently not eligible. If no selection is made in this section, contributions to your Fidelity SimpleStart IRA will be invested in your core account, Fidelity Cash Reserves.

Be sure to sign this application before returning to Fidelity. Please continue. →

FOLD AT PERFORATION AND DETACH

4 INVESTMENT SELECTION CONTINUED

Please open my Fidelity SimpleStart IRA by investing in the Fidelity Freedom Fund that I have selected below. (Select one.)

☐ Freedom 2010 ☐ Freedom 2015 ☐ Freedom 2020 ☐ Freedom 2025 ☐ Freedom 2030 ☐ Freedom 2035 ☐ Freedom 2040

-OR- Please open my Fidelity SimpleStart IRA by investing in Fund name ______________________________ Symbol________
For more information go to Fidelity.com/mutualfunds.

5 FUND YOUR IRA THROUGH AUTOMATIC CONTRIBUTIONS

The Fidelity SimpleStart℠ IRA must be funded through regularly scheduled electronic contributions of at least $200 per month from your bank. This allows you to waive the minimum initial investment requirement of $2,500. Automatic contributions and investing enables you to transfer money electronically between your bank or credit union and your Fidelity IRA. All contributions will initially be invested in your core account, Fidelity Cash Reserves. After confirming receipt of your assets into your core account, the assets will be automatically exchanged to the investment selection indicated above. The maximum annual IRA contribution in 2004 is $3,000 or $3,500 if you are 50 or over (in 2005 it is $4,000 or $4,500 if you are 50 or over). Contributions cannot exceed 100% of compensation regardless of the maximum limit.

You may choose monthly or quarterly contributions. The minimum contribution is $200 per month (or $600 quarterly).

I would like to invest $________ starting on ☐☐-☐☐-☐☐☐☐ every ☐ month or ☐ quarter in my IRA. If a start date or investment amount is not provided, the scheduled contributions will begin on the first day of the frequency indicated above and the investment amount will be $200 per month or $600 quarterly. Please allow at least 10 business days for this service to be activated.

Attach a voided check from your checking, savings, or NOW/MDA account. Your bank or credit union must be a member of The Automated Clearing House. Passbook savings accounts are not eligible. A common name must appear on both your bank and Fidelity accounts.

Attach check here.


John Doe
Sixty-One Maple St.
Anytown,MA 00000
PAY TO THE ORDER OF
VOID
$
Dollars
First National Bank
One Main Street, Anytown,Ma 00000
910002010 509779195 701

Bank Routing No.

As an option, I would also like to make an annual IRA contribution. Please note, your additional contribution cannot exceed the annual contribution limit for any given year.

☐ Enclosed is a check. Checks should be made payable to National Financial Services, LLC. Please indicate the year(s) for which you are contributing on the front of your check. If no year is indicated, the contribution will be credited for the current year.

☐ Fund my account with a purchase from my existing Fidelity non-IRA brokerage account (core account). The same name must appear on both accounts.

Amount $_______________ Year ____________ My brokerage account number is ☐☐☐-☐☐☐☐☐☐

6 IRA BENEFICIARY DESIGNATION (MUST ADD UP TO 100%)

Designate beneficiaries to receive payment of the value of your IRA following your death. This beneficiary designation applies to this account only and will not impact other Fidelity account beneficiary designations. (Any beneficiary designations you have named for any other Fidelity accounts will not apply to this account.)

Fill out this section completely. Leaving this section blank will indicate no beneficiary is named by you for this account and upon your death you agree to have payment of the value of this IRA made according to the rules of succession as outlined in the applicable Custodial Agreement and Disclosure Statement. To add additional beneficiaries, attach a separate page.

You may assign different percentages to each beneficiary. Ensure that your percentages total 100% for primary beneficiaries and 100% for contingent beneficiaries. A contingent beneficiary is defined as any one or more persons, trusts, or entities that may be chosen to receive your account assets if there are no surviving primary beneficiary(ies).

6A: Designation of Primary Beneficiary(ies)

First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Relationship: Spouse	Non-Spouse Individual	Trust	Entity
1.						☐	☐	☐	☐
2.						☐	☐	☐	☐
				Total 100%					

Be sure to sign this application before returning to Fidelity. Please continue. →

6 IRA BENEFICIARY DESIGNATION CONTINUED (MUST ADD UP TO 100%)

6B: Designation of Contingent Beneficiary(ies)

First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Relationship: Spouse	Non-Spouse Individual	Trust	Entity
1.						☐	☐	☐	☐
2.						☐	☐	☐	☐
				Total 100%					

7 SIGNATURE (REQUIRED)

Please sign at the end of this section. We must have a signature to open the account.

I hereby adopt the Fidelity IRA and/or Fidelity Roth IRA as indicated in Section 1, appointing Fidelity Management Trust Company (FMTC) (or any successor pursuant to the terms of the Fidelity IRA or Fidelity Roth IRA as the case may be) as Custodian, and Fidelity Brokerage Services LLC (FBS) and National Financial Services LLC (NFS) to perform administrative services. Notwithstanding Article 8, Section 27 of the Fidelity IRA Custodial Agreement and Article 9, Section 26 of the Fidelity Roth IRA Custodial Agreement, FMTC's acceptance of its appointment as Custodian is effective upon proper completion and signature of the application, and contingent upon timely delivery of this application, as signed and properly completed, to the Custodian. Acceptance will be evidenced by a Letter of Acceptance signed by, or on behalf of, FBS, FMTC, and NFS delivered upon the Custodian's receipt of the initial contribution.

- I have received and read either the Prospectus or the Profile Prospectus for Fidelity Cash Reserves and Fidelity Freedom Funds. If I received the Profile Prospectus, I understand that I may purchase shares of Fidelity Cash Reserves and Fidelity Freedom Funds now or request to receive and review the Fund's full prospectus before I make a decision to invest in Fidelity Cash Reserves and Fidelity Freedom Funds. If I choose to invest now, I understand that Fidelity Cash Reserves will serve as the money market fund used to hold assets of my IRA pending other investment instructions. I understand that my IRA will be invested in accordance with my instructions as given from time to time to FBS.
- Upon the issuer's request in accordance with applicable rules and regulations, Fidelity will disclose my name to issuers of securities, if securities are held in my account, so that I can receive important information unless I do not consent to disclosure and will notify FBS if I do not consent. I hereby certify under penalties of perjury that my Social Security number in Section 1 is correct. I also certify that I am of legal age to enter into this agreement. I understand that it is my responsibility to read the prospectus for any mutual fund into which I purchase or exchange.
- I have read the Schedule of Fees, and understand that certain brokerage fees and charges may apply to this account. FMTC may change the fee schedule from time to time, as provided in the Custodial Agreement. Although FMTC is a bank, I recognize that any investment company (i.e., any mutual fund/money market fund) in which this IRA may be invested is not a bank and is not backed or guaranteed by any bank or insured by the FDIC.
- I hereby authorize and request the custodian(s) of my IRA(s), Fidelity Management Trust Company, and its agents, affiliates, employees, or successor custodians ("Fidelity") to make contributions to the Fidelity IRA listed above by initiating credit entries to the account for the amount indicated above. I authorize and request the bank named above ("BANK") to accept any such debit entries initiated by Fidelity in such account and to debit, as requested, the same account without responsibility for the appropriateness thereof or for the existence of any further authorization relating hereto. I hereby ratify any telephone instructions given pursuant to this authorization and agree Fidelity will not be liable for any losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identity of the caller. I further consent to the tape recording of all instructions given by telephone.
- I hereby authorize and request Fidelity to make exchanges and the mutual fund(s) in the retirement account named above to receive such transfers or exchanges as are necessary to effect the automatic exchanges as described in Section 5 above. It is understood that this authorization may be terminated by me at any time by written or verbal notification to Fidelity. Any such notification shall be effective only with respect to entries after the receipt of such notification and a reasonable time to act on it.
- **This agreement shall be construed, administered, and enforced according to the laws of the Commonwealth of Massachusetts, except as superseded by federal law or statute. The Fidelity Brokerage Retirement Account Customer Agreement shall inure to the benefit of Fidelity's successors and assigns, whether by merger, consolidation, or otherwise.**
- **I certify that I am a U.S. citizen or other U.S. person (including a resident alien individual), and under the penalties of perjury, that the number shown on this form is my correct taxpayer identification number. If I am not a U.S. person (including a U.S. resident alien), I have attached IRS Form W-8BEN with this IRA application and my U.S. taxpayer identification number in order to claim tax treaty benefits, if applicable.**
- I hereby indemnify the Custodian (its agents, affiliates, successors, and employees) from any and all liability in the event I fail to meet any IRS requirements concerning my IRA(s).
- **I have received the Fidelity IRA and/or Fidelity Roth IRA Custodial Agreement and Disclosure Statement and agree to be bound to the terms of the applicable Custodial Agreement of which this application is a part.**
- **By signing below, I hereby consent to the terms of the applicable Custodial Agreement including the information and provisions set forth in this account application and to the beneficiary(ies) I have designated in this application. I understand that the payment to beneficiaries will be made according to the rules of succession described in the Fidelity IRA and/or Fidelity Roth IRA Custodial Agreements and Disclosure Statements.**
- **I have read, understand, and agree to be bound by the Fidelity Brokerage Retirement Account Customer Agreement governing this account as is currently in effect and as may be amended from time to time.**

All IRAs established with this application are governed by a pre-dispute arbitration clause, which is located on the last page of the Customer Agreement. I acknowledge receipt of the pre-dispute arbitration clause.

Return to: Fidelity Investments, P.O. Box 770001, Cincinnati, OH 45277-0036

Please be sure to sign your application in ink.
We cannot process your application without your signature.

YOUR SIGNATURE **Date**

X

(You may wish to keep a copy of this application for your records.)

Fidelity Investments is a registered trademark owned by FMR Corp. Accounts are carried with our affiliate, National Financial Services LLC, a member of the New York Stock Exchange and other principal exchanges. Fidelity Investments, P.O. Box 770001, Cincinnati, OH 45277-0036.

FOR FIDELITY USE ONLY ☐ Cash ☐ Margin ☐ ATP Account # Assigned ____

Rep. Name ____ Reg. Rep. Signature ____ Corp. ID ____ Date ____

Approving Manager's Signature ____ Date ____ Investor Center Number ____

Photo ID Type ____ Expiration Date ____ Second Photo ID Type ____ Expiration Date ____

Fidelity INVESTMENTS

NOTES

(FOR YOUR RECORDS ONLY,
PLEASE DO NOT INCLUDE WITH APPLICATION)

FOLD AT PERFORATION AND DETACH

FOLD AT PERFORATION AND DETACH

FIDELITY RETIREMENT PLAN ACCOUNT APPLICATION FOR INHERITORS

Complete this application to transfer inherited assets into an account in your name if you are a beneficiary of a Fidelity Retirement Plan account(s); i.e., Keogh Profit Sharing, Keogh Money Purchase, or Self-Employed 401(k). Application must be signed by both the beneficiary of the inherited Assets and the Plan Administrator of the Account. Your Inherited Fidelity Retirement Plan Account is subject to Minimum Required Distribution (MRD) amounts.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, address, and a government-issued identification number before opening your account. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in an account. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your account may be restricted and/or closed if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information, or from any restriction placed upon, or closing of, your account.

1 ORIGINAL PARTICIPANT/DECEDENT PLAN ACCOUNT INFORMATION

2 PLAN ADMINISTRATOR INFORMATION

3 INHERITOR ACCOUNT PROFILE

4 TRUSTEE/EXECUTOR/GUARDIAN INFORMATION

Complete this section only if you are the spouse of the original IRA depositor.

5 FINANCIAL PROFILE

We are required by the NASD and other industry regulators to obtain information in this section.

6 SIGNATURE

Please be sure to sign the application. **We cannot process your application without your signature.** For Trust, Estates and Minor accounts, all trustees, executors and guardians must sign.

Please include an original certified copy of the decedent's death certificate.

QUESTIONS?

For more information

1-800-544-0003 or **Fidelity.com/goto/inheritedira**

Fidelity INVESTMENTS®

P.O. Box 770001
Cincinnati, OH 45277-0039

1 ORIGINAL PARTICIPANT/DECEDENT PLAN ACCOUNT INFORMATION

Original Participant's Full Name ______________________
First Name Middle Name Last Name

Plan Name ______________________

Original Participant's Date of birth (month/day/year) ☐☐-☐☐-☐☐☐☐

Original Participant's Date of Death (month/day/year) ☐☐-☐☐-☐☐☐☐

Original Participant's Social Security number ☐☐☐-☐☐-☐☐☐☐

Original Participant's Account Number (Any additional Fidelity Retirement Plan Accounts you are inheriting must be listed in the column to the right.)

☐☐☐-☐☐☐☐☐☐

Indicate Plan Type for inherited account:

☐ Profit Sharing Only
☐ Money Purchase Plan
☐ Self-Employed 401(k)

If Original Participant had an additional Fidelity Retirement Plan Account on which you are also designated as a beneficiary, check here: ☐

Additional Original Participant's Account Number:
☐☐☐-☐☐☐☐☐☐*

Indicate Plan Type for additional inherited account:

☐ Profit Sharing Only
☐ Money Purchase Plan
☐ Self-Employed 401(k)

*We will open an additional Inherited Fidelity Retirement Plan Account based on this information.

2 PLAN ADMINISTRATOR INFORMATION

Please complete Plan Administrator information.

Plan Administrator's Name ______________________

Phone ______________________

Plan Administrator's Date of Birth ☐☐-☐☐-☐☐☐☐

☐ Check here if Plan Administrator for original Retirement Plan Account is deceased and a new executor is being appointed.

Employer or business owner <u>must</u> sign here to validate new appointment
X ______________________
Signature of Employer/Business Owner

Plan Administrator's Social Security number ☐☐☐-☐☐-☐☐☐☐ or

Employer Tax ID number ☐☐-☐☐☐☐☐☐☐

Plan Administrator's Address

____
Street
____
City State Zip

FOLD AT PERFORATION AND DETACH

3 INHERITOR ACCOUNT PROFILE

All information in this section must be filled out completely, detailing personal information of the beneficiary of the Fidelity Retirement plan assets.

INHERITOR

Full legal beneficiary name ______________________
First Name Middle Name Last Name

Email address ______________________ Date of birth (month/day/year) ☐☐-☐☐-☐☐☐☐

Beneficiary's Social Security number ☐☐☐-☐☐-☐☐☐☐ **or** Beneficiary's Taxpayer ID number ☐☐-☐☐☐☐☐☐☐

Permanent address (no P.O. boxes) ______________________
Street City State Zip

Mailing address (if different from above) ______________________
Street City State Zip

Phone numbers Home ☐☐☐-☐☐☐-☐☐☐☐ Work ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ______________ Country of tax residence ☐ U.S. ☐ Other ______________

GOVERNMENT ID (FOREIGN CITIZENS ONLY) Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa*

☐ Foreign national identity document*

____
*Bank name required *Account number required

____
*Bank address required *Phone number required

Document number and country of issuance ______________________
(Number from the document checked above)

U.S. driver's license number (if available) ______________________ State of issuance ☐☐

Employment status ☐ Employed ☐ Not employed ☐ Retired Occupation ______________________
(if retired or not employed, indicate source of income)

Employer's name and address ______________________
Name Street City State Zip

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ______________________

4 TRUSTEE/EXECUTOR/GUARDIAN 1 INFORMATION

Complete Section 4 **only** if the Inherited Retirement Plan Account is registered in the name of a Trust, Estate or Minor. If more than two Trustees, Executors, or Guardians, attach a separate piece of paper with their names and required information along with a signature for each.

TRUSTEE/EXECUTOR/GUARDIAN 1

Full legal name ______________________________
First Name Middle Name Last Name

Email address ____________________ **Date of birth (month/day/year)** ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐

Permanent address ______________________________
(no P.O. boxes) Street City State Zip

Mailing address ______________________________
(if different from above) Street City State Zip

Phone numbers Home ☐☐☐-☐☐☐-☐☐☐☐ Work ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ____________ Country of tax residence ☐ U.S. ☐ Other ____________

U.S. driver's license number (if available) ____________________ State of issuance ☐☐

Employment status ☐ Employed ☐ Not employed ☐ Retired ____________________
Occupation (if retired or not employed, indicate source of income)

Employer's name and address ______________________________
Name Street City State Zip

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐☐ Company ____________________

GOVERNMENT ID (FOREIGN CITIZENS ONLY) Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa* ____________________
*Bank name required *Account number required

☐ Foreign national identity document* ____________________
*Bank address required *Phone number required

Document number and country of issuance ____________________
(Number from the document checked above)

FOLD AT PERFORATION AND DETACH

4 TRUSTEE/EXECUTOR/GUARDIAN 2 INFORMATION (CONTINUED)

Complete Section 4 **only** if the Inherited Retirement Plan Account is registered in the name of a Trust, Estate or Minor. If more than two Trustees, Executors, or Guardians, attach a separate piece of paper with their names and required information along with a signature for each.

TRUSTEE/EXECUTOR/GUARDIAN 2

Full legal name ______________________________
First Name Middle Name Last Name

Email address ______________________ **Date of birth (month/day/year)** ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐

Permanent address ______________________________
(no P.O. boxes) Street City State Zip

Mailing address ______________________________
(if different from above) Street City State Zip

Phone numbers Home ☐☐☐-☐☐☐-☐☐☐☐ Work ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ______________ Country of tax residence ☐ U.S. ☐ Other ______________

U.S. driver's license number (if available) ______________________ State of issuance ☐☐

Employment status ☐ Employed ☐ Not employed ☐ Retired ______________________
Occupation (if retired or not employed, indicate source of income)

Employer's name and address ______________________________
Name Street City State Zip

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ______________________

GOVERNMENT ID (FOREIGN CITIZENS ONLY) Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa* ______________________________
*Bank name required *Account number required

☐ Foreign national identity document* ______________________________
*Bank address required *Phone number required

Document number and country of issuance ______________________________
(Number from the document checked above)

5 FINANCIAL PROFILE (REQUIRED)

YOUR INVESTMENT OBJECTIVE

You should choose your investments for this account based on your objectives, time frame, and tolerance for market fluctuation. From short-term liquid investments that seek to preserve capital (accepting the lowest returns in exchange for stability) to longer-term investments that seek maximum growth (but can tolerate very wide fluctuations in market values), you can choose an approach that's best for you. Simply check the box below that most closely matches your investment objective.

Check one profile (Determine your profile using the information below.)

☐ 1 Short-Term ☐ 2 Conservative ☐ 6 Balanced ☐ 3 Growth ☐ 5 Aggressive Growth ☐ 4 Most Aggressive

SAMPLE PORTFOLIO MIX

Asset Class

☐ Short-Term ☐ Bonds

☐ International Stocks

■ U.S. Domestic Stocks


100%
50%
30%
20%
10%
40%
45%
5%
10%
25%
60%
5%
15%
15%
70%
20%
80%

Lower risk Shorter timeframe ⟷ Higher risk Longer timeframe

RETURN DATA*

	Short-Term	Conservative	Balanced	Growth	Aggressive Growth	Most Aggressive
1 Year Best	15.20%	31.06%	76.57%	109.55%	136.07%	162.89%
1 Year Worst	0.04%	-17.67%	-40.64%	-52.92%	-60.78%	-67.56%
5 Years Best	11.13%	16.79%	22.06%	27.23%	31.91%	36.12%
5 Years Worst	0.06%	-0.37%	-6.18%	-10.43%	-13.78%	-17.36%
20 Years Best	7.73%	10.85%	13.94%	15.62%	16.85%	17.88%
20 Years Worst	0.42%	2.92%	3.43%	3.10%	2.66%	1.89%
Average (1926–2004)	3.72%	6.19%	8.22%	9.26%	9.97%	10.50%

Short-Term You seek to preserve your capital and can accept the lowest returns in exchange for price stability.

Conservative You seek to minimize fluctuations in market values by taking an income-oriented approach with some potential for capital appreciation (minimum required for writing covered call options).

Balanced You seek the potential for capital appreciation and some growth and can withstand moderate fluctuations in market value.

Growth You have a preference for growth and can withstand significant fluctuations in market value.

Aggressive Growth You seek aggressive growth and can tolerate wide fluctuations in market values, especially over the short term.

Most Aggressive You seek very aggressive growth and can tolerate very wide fluctuations in market values, especially over the short term (required for options strategies other than writing covered call options).

Check one box in each column.

ANNUAL INCOME (from all sources)	ESTIMATED NET WORTH (excluding residence)	ESTIMATED LIQUID NET WORTH	FEDERAL TAX BRACKET
☐ 1 Under $20,000	☐ 1 Under $30,000	☐ 1 Under $15,000	☐ 1 ≤15%
☐ 2 $20,000–$50,000	☐ 1 $30,000–$50,000	☐ 1 $15,000–$50,000	☐ 2 25%
☐ 3 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 3 >27%
☐ 4 Over $100,000	☐ 3 $100,001–$500,000	☐ 3 $100,001–$500,000	
	☐ 4 Over $500,000	☐ 4 Over $500,000	

Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments but may provide greater potential return over the long term. Although bonds generally present less short-term risk and volatility than stocks, bonds do entail interest rate risk (as interest rate rise, bond prices usually fall and vice versa) and the risk of default, or the risk that an issuer will be unable to make income or principal payments. Additionally bonds and short-term investments entail greater inflation risk, or the risk that the return of an investment will not keep up with increases in the prices of goods and services, than stocks. Finally, foreign investments, especially those in emerging markets, involve greater risk and may offer greater potential return than U.S. investments.

Sample allocations assume that holdings match certain benchmarks: the Wilshire 5000 Total Market Index (for stocks) and the Lehman Universal Index (for bonds). Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments, but may provide greater potential return over the long term.

*Average annual return data for Domestic Stocks, Bonds, and Short-Term asset classes range over a period from 1926–2004. Return data for the International Stock asset class range over the period from 1970–2004. Domestic Stocks are represented by the S&P 500®; bonds are represented by the U.S. Intermediate Term Government Bonds; Short-Term assets are based on the 30-day U.S. Treasury bill; and International Stocks are represented by the MS EAFE Index. This is for illustrative purposes only and is not indicative of any investment. Past performance is no guarantee of future results.

FOLD AT PERFORATION AND DETACH

6 SIGNATURE

Participant Agreement. Please sign here to open your Fidelity Retirement Plan Account through Fidelity Brokerage Services LLC (FBS).

- I authorize FBS and I or the Trustee, Fidelity Management Trust (FMTC), along with their agents, assignees, successors, and affiliates (collectively Fidelity) to transfer my share of the decedent's plan assets as indicated in this application. I understand that such assets will be transferred in kind to this inherited account.
- I have received and read either the Prospectus or the Profile Prospectus for Fidelity Cash Reserves. If I received the Profile Prospectus, I understand that I may purchase shares of Fidelity Cash Reserves now or request to receive and review the Fund's full prospectus before I make a decision to invest in Fidelity Cash Reserves. If I choose to invest now, I understand that Fidelity Cash Reserves will serve as the money market fund used to hold assets of my Retirement Plan Account pending other investment instructions. I understand that my Retirement Plan Account will be invested in accordance with my instructions as given from time to time to FBS.
- I understand that, upon issuer's request in accordance with applicable rules and regulations, Fidelity will disclose my name to issuers of securities if securities are held in my account so that I can receive important information, unless I do not consent to disclosure and notify FBS in writing that I do not consent. I hereby certify under penalties of perjury that my Social Security number (as indicated in Section 3) is correct. I also certify that I am of legal age to enter into this agreement.
- I have read the Fidelity Brokerage Commission Schedule and Schedule of Fees and understand that certain brokerage fees and charges apply to this account.
- The Trustee may change this fee schedule from time to time, as provided in the Plan.
- Both Beneficiary and Plan Administrator or Executor of the Estate of Plan Administrator must sign here to open your Fidelity Retirement Plan brokerage account.
- Although Fidelity Management Trust Company is a bank, I recognize that any investment company (e.g., any mutual fund/money market fund) in which my Retirement Plan may be invested is not a bank and is not backed or guaranteed by any bank or insured by the FDIC.
- **If I am a U.S. person, I certify under penalties of perjury that: (1) I am a U.S. person (including a U.S. resident alien) and the Social Security or taxpayer identification number provided above is correct; and (2) I am not subject to IRS backup withholding because: (a) I am exempt from backup withholding; or (b) I have not been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends; or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Cross out item 2 if it does not apply to you.) If I am not a U.S. person, and I am submitting IRS Form W-8 BEN, Certificate of Foreign Status of Beneficial Owner for United States Tax Withholding, with this form to certify my foreign status and, if applicable, claim tax treaty benefits.**
- **This agreement shall be construed, administered, and enforced according to the laws of the Commonwealth of Massachusetts, except as superseded by federal law or statute. The Fidelity Brokerage Retirement Account Customer Agreement shall inure to the benefit of Fidelity's successors and assigns, whether by merger, consolidation, or otherwise.** Acceptance will be evidenced by a Letter of Acceptance sent by, or on behalf of, Fidelity Brokerage Services LLC, Fidelity Management Trust Company, and National Financial Services LLC.
- I understand that neither Fidelity nor any affiliate or other Fidelity company provides tax or legal advice. I also understand that I am strongly encouraged to consult with my attorney or tax advisor regarding my specific situation.
- **I have read, understand, and agree to be bound by the Fidelity Brokerage Retirement Account Customer Agreement governing this account as is currently in effect and as may be amended from time to time.**

This account is governed by a pre-dispute arbitration clause, which is located on the last page of the Customer Agreement. I acknowledge receipt of the pre-dispute arbitration clause.

X

SIGNATURE OF BENEFICIARY/FIDUCIARY   Date (month, day, year)

X

SIGNATURE OF PLAN ADMINISTRATOR   Date (month, day, year)

FOR FIDELITY USE ONLY ☐ Cash ☐ Margin ☐ ATP Account # Assigned ______

Rep Name ______ Reg. Rep. Signature ______ Corp ID ______ Date ______

Approving Manager's Signature ______ Date ______ Investor Center Number ______

Photo ID Type ______ Expiration Date ______ Second Photo ID Type ______ Expiration Date ______

FIDELITY ROLLOVER IRA APPLICATION

To complete this application, fill in all relevant sections, sign in ink, and return the application to Fidelity at: Fidelity Management Trust Company, Corporate Rollover Department, P.O. Box 770001, Cincinnati, OH 45277-0036. For help completing the application, call your plan's toll-free number.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, address, and a government-issued identification number before opening your account. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in an account. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your account may be restricted and/or closed if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information, or from any restriction placed upon, or closing of, your account.

Now that you've decided to roll over your assets to Fidelity, follow these steps to complete the process.

A. ESTABLISH YOUR FIDELITY ROLLOVER IRA

- Complete the enclosed application.
- Or visit **Fidelity.com/rollover** to open your account on line today.

Note: If you already have an existing Fidelity Rollover IRA or traditional IRA to which you would like to roll additional employer-sponsored retirement plan assets, you do not need to fill out this new account application. Simply follow the instructions below for rolling over the distribution from your previous employer.

(Before you commingle different sources of assets in an IRA, you should consider the following: If you later decide to roll your IRA assets to another retirement plan, the ability to roll commingled assets to another retirement plan is dependent upon the receiving plan's document. If you were born before 1936 or if you are rolling over assets from a 457(b) plan, there may be additional tax considerations. To discuss these or other concerns regarding your personal situation, you should consult your tax adviser.)

B. ROLL OVER YOUR ELIGIBLE RETIREMENT ASSETS TO FIDELITY

1. Initiate your plan's distribution(s) by calling your plan's toll-free number. Request and complete any required distribution forms and follow the appropriate processing instructions.
2. Fidelity Retirement Specialists are available to answer any questions you may have about the process.
3. Provide Fidelity with your e-mail address on the application and we will keep you up to date on the status of your rollover, or you can track it on line at **Fidelity.com/goto/atv**. You may also call your plan's toll-free number to check on the status of your rollover.

QUESTIONS? For more information, call your plan's toll-free number.

Fidelity INVESTMENTS®

1 PERSONAL INFORMATION/YOUR PROFILE

Complete the information as it should appear on your account. Check the appropriate item in each category. If you answer "yes" under affiliations, you must include a letter of account approval from your Compliance Officer with your account application and indicate your employer's name and address in the section indicated. Notification of your intent to open an account will be sent to your employer in accordance with current regulations. All fields in bold are required for opening an account.

ACCOUNT OWNER

Full legal name ______________________________
First Name Middle Name Last Name

Date of birth (month/day/year) ____________ E-mail address ____________

Social Security number ____________

Permanent address ______________________________
(no P.O. boxes) Street City State ZIP

Mailing address ______________________________
(if different from above) Street City State ZIP

Phone numbers Home ____________ Work ____________ Ext. ______

Country of citizenship ☐ U.S. ☐ Other(s) ____________ Country of tax residence ☐ U.S. ☐ Other ____________

GOVERNMENT ID (FOREIGN CITIZENS ONLY) Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa* ______________________________
*Bank name required *Account number required

☐ Foreign national identity document* ______________________________
*Bank address required *Phone number required

Document number and country of issuance ______________________________
(Number from the document checked above)

U.S. driver's license number (if available) ____________ State of issuance ______

Employment status ☐ Employed ☐ Not employed ☐ Retired Occupation ____________
(If retired or not employed, indicate source of income.)

☐ Self-employed If you are self-employed and your corporate address is the same as your legal home address, please initial here that you work out of your home: ______

Employer's name and address ______________________________
Name

____
Street City State ZIP

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ____________ Company ____________

(2) FINANCIAL PROFILE (REQUIRED)

YOUR INVESTMENT OBJECTIVE

You should choose your investments for this account based on your objectives, time frame, and tolerance for market fluctuation. From short-term liquid investments that seek to preserve capital (accepting the lowest returns in exchange for stability) to longer-term investments that seek maximum growth (but can tolerate very wide fluctuations in market values), you can choose an approach that's best for you. Simply check the box below that most closely matches your investment objective.

Check one profile. (Determine your profile using the information below.)

☐ 1 Short-Term ☐ 2 Conservative ☐ 6 Balanced ☐ 3 Growth ☐ 5 Aggressive Growth ☐ 4 Most Aggressive

SAMPLE PORTFOLIO MIX

Asset Class

☐ Short-Term ☐ Bonds ☐ International Stocks ☐ U.S. Domestic Stocks


100%
20%
30%
50%
10%
45%
40%
5%
5%
25%
60%
10%
15%
15%
70%
20%
80%

Lower risk Shorter time frame ⟷ Higher risk Longer time frame

RETURN DATA*

	Short-Term	Conservative	Balanced	Growth	Aggressive Growth	Most Aggressive
1-year Best	15.20%	31.06%	76.57%	109.55%	136.07%	162.89%
1-year Worst	0.04%	–17.67%	–40.64%	–52.92%	–60.78%	–67.56%
5-year Best	11.13%	16.79%	22.06%	27.23%	31.91%	36.12%
5-year Worst	0.06%	–0.37%	–6.18%	–10.43%	–13.78%	–17.36%
20-year Best	7.73%	10.85%	13.94%	15.62%	16.85%	17.88%
20-year Worst	0.42%	2.92%	3.43%	3.10%	2.66%	1.89%
Average (1926–2004)	3.72%	6.19%	8.22%	9.26%	9.97%	10.50%

Short-Term You seek to preserve your capital and can accept the lowest returns in exchange for price stability.

Conservative You seek to minimize fluctuations in market values by taking an income-oriented approach with some potential for capital appreciation (minimum required for writing covered call options).

Balanced You seek the potential for capital appreciation and some growth and can withstand moderate fluctuations in market value.

Growth You have a preference for growth and can withstand significant fluctuations in market value.

Aggressive Growth You seek aggressive growth and can tolerate wide fluctuations in market values, especially over the short term.

Most Aggressive You seek very aggressive growth and can tolerate very wide fluctuations in market values, especially over the short term (required for options strategies other than writing covered call options).

Check one box in each column.

ANNUAL INCOME (from all sources)	ESTIMATED NET WORTH (excluding residence)	ESTIMATED LIQUID NET WORTH	FEDERAL TAX BRACKET
☐ 1 Under $20,000	☐ 1 Under $30,000	☐ 1 Under $15,000	☐ 1 ≤15%
☐ 2 $20,000–$50,000	☐ 1 $30,000–$50,000	☐ 1 $15,000–$50,000	☐ 2 25%
☐ 3 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 3 $50,001–$100,000	☐ 3 >27%
☐ 4 Over $100,000	☐ 3 $100,001–$500,000	☐ 3 $100,001–$500,000	
	☐ 4 Over $500,000	☐ 4 Over $500,000	

*Average annual return data for domestic stocks, bonds, and short-term asset classes range over a period from 1926 to 2004. Return data for the international stock asset class range over the period from 1970 to 2004. Domestic stocks are represented by the S&P 500® Index, bonds are represented by the U.S. Intermediate Term Government Bonds, short-term assets are based on the 30-day U.S. Treasury bill, and international stocks are represented by the MS EAFE Index. This is for illustrative purposes only and is not indicative of any investment. Past performance is no guarantee of future results.

3 INSTRUCTIONS ON RETIREMENT PLAN ASSETS CURRENTLY HELD AT FIDELITY

Name of Distributing Employer: ______________________

You must also initiate your plan distribution by calling your plan's toll-free number. If you are rolling over assets from a retirement plan [e.g., 401(k), 401(a), 403(b), or 457 plan] currently held at Fidelity, balances in all mutual funds that are eligible for in-kind distribution, including Fidelity mutual funds, will be transferred to your Fidelity IRA. The final determination of which non-Fidelity funds are eligible for in-kind distribution will be made as of the date the distribution is processed, and not as of the date the transaction is initiated. Over time, Fidelity may be changing the non-Fidelity funds eligible for in-kind transfer. Any company stock will be handled as indicated in your instructions to your employer, either as in-kind or liquidated, and invested in Fidelity Cash Reserves, a money market fund. Other investments, such as investment contracts, commingled pools, annuities, and mutual funds that are not eligible for in-kind distribution will be liquidated and invested in Fidelity Cash Reserves. Eligible non-Fidelity mutual funds that were transferred in kind will not be available for trading in this account until the transfer process has been completed, which may take several business days.

If you are rolling over assets from a defined benefit plan currently held at Fidelity, your distribution will be invested in Fidelity Cash Reserves, a money market fund.

Once your account is funded, you may reallocate your assets or trade securities with a phone call or by visiting Fidelity.com

4 BENEFICIARY DESIGNATION (MUST ADD UP TO 100%)

Designate beneficiaries to receive payment of the value of your IRA following your death. This beneficiary designation applies to this account only and will not impact other Fidelity account beneficiary designations. Additionally, any beneficiary designation you have named for other Fidelity accounts will not apply to this account.

Fill out this section completely. Leaving this section blank will indicate that no beneficiary is named by you for this account and upon your death you agree to have the payment of the value of this IRA made according to the rules of succession as outlined in the applicable Custodial Agreement and Disclosure Statement.

You may assign different percentages to each beneficiary. Ensure that your percentages total 100% for primary beneficiaries and 100% for contingent beneficiaries. A contingent beneficiary is defined as any one or more persons, trusts, or entities that may be chosen to receive your account assets if there are no surviving primary beneficiary(ies).

4A: Designation of Primary Beneficiary(ies)

	First Name	MI	Last Name	Social Security or Tax ID Number	Share %	Date of Birth or Date of Trust	Spouse	Non-Spouse Individual	Trust	Entity
1.							☐	☐	☐	☐
2.							☐	☐	☐	☐
3.							☐	☐	☐	☐
					Total 100%					

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Primary Beneficiary Designation.*

4B: Designation of Contingent Beneficiary(ies)

	First Name	MI	Last Name	Social Security or Tax ID Number	Share %	Date of Birth or Date of Trust	Spouse	Non-Spouse Individual	Trust	Entity
1.							☐	☐	☐	☐
2.							☐	☐	☐	☐
3.							☐	☐	☐	☐
					Total 100%					

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Contingent Beneficiary Designation.*

*If this box is checked, if any primary or contingent beneficiary, as applicable, does not survive the account owner, but leaves surviving descendants, any share otherwise payable to such beneficiary shall instead be paid to such beneficiary's surviving descendants, by right of representation.

5 SIGNATURE (REQUIRED)

- I hereby adopt the Fidelity IRA appointing Fidelity Management Trust Company (FMTC) (or any successor pursuant to the terms of the Fidelity IRA) as Custodian, and Fidelity Brokerage Services LLC (FBS) and National Financial Services LLC (NFS) to perform administrative services. Acceptance will be evidenced by a Letter of Acceptance signed by, or on behalf of, FMTC, FBS, and NFS.
- I have received and read either the Prospectus or the Profile Prospectus for Fidelity Cash Reserves. If I received the Profile Prospectus, I understand that I may purchase shares of Fidelity Cash Reserves now or request to receive and review the Fund's full prospectus before I make a decision to invest in Fidelity Cash Reserves. If I choose to invest now, I understand that Fidelity Cash Reserves will serve as the money market fund used to hold assets of my IRA pending other investment instructions. I understand that my IRA will be invested in accordance with my instructions as given from time to time to FBS. Upon the issuer's request in accordance with applicable rules and regulations, Fidelity will disclose my name to issuers of securities, if securities are held in my account, so that I can receive important information unless I do not consent to disclosure and will notify FBS if I do not consent. I hereby certify under penalties of perjury that my Social Security number in Section 1 is correct. I also certify that I am of legal age to enter into this agreement. I understand that it is my responsibility to read the prospectus for any mutual fund into which I purchase or exchange. I certify that this account is being opened with a distribution from an employer-sponsored plan that qualifies for rollover treatment and I irrevocably elect to treat this contribution as a rollover contribution.
- I have read the Schedule of Fees, and understand that certain brokerage fees and charges may apply to this account. FMTC may change the fee schedule from time to time, as provided in the Custodial Agreement. Although FMTC is a bank, I recognize that any investment company (i.e., any mutual fund/money market fund) in which this IRA may be invested is not a bank and is not backed or guaranteed by any bank or insured by the FDIC.
- **This agreement shall be construed, administered, and enforced according to the laws of the Commonwealth of Massachusetts, except as superseded by federal law or statute.**
- **The Fidelity Brokerage Retirement Account Customer Agreement shall inure to the benefit of Fidelity's successors and assigns, whether by merger, consolidation, or otherwise.**
- **I hereby indemnify the Custodian (its agents, affiliates, successors, and employees) from any and all liability in the event I fail to meet any IRS requirements concerning my IRA(s).**
- **I acknowledge that I have been furnished with a copy of the Fidelity IRA Custodial Agreement and Disclosure Statement and Account Customer Agreement and that I have read, understood, and agree to be bound by its terms and conditions as they are currently in effect and as they may be amended in the future.**
- **By signing below, I hereby consent to the terms of the Custodial Agreement, including the information and provisions set forth in this account application, and to the beneficiary(ies) I have designated in this application. I understand that the payment to beneficiaries will be made according to the rules of succession described in the Fidelity IRA Custodial Agreement and Disclosure Statement. Terms and conditions of the agreements may be amended from time to time.**
- **I have read, understand, and agree to be bound by the Fidelity Brokerage Retirement Account Customer Agreement governing this account as is currently in effect and as may be amended from time to time.**

<u>This account is governed by a predispute arbitration clause, which is located on the last page of the Customer Agreement. I acknowledge receipt of the predispute arbitration clause.</u>

X

SIGNATURE OF ACCOUNT OWNER   Date (month, day, year)

FOR FIDELITY USE ONLY ☐ Cash ☐ Margin ☐ ATP Account # Assigned ____

Rep Name ____ Reg. Rep. Signature ____ Corp ID ____ Date ____

Approving Manager's Signature ____ Date ____ Investor Center Number ____

Photo ID Type ____ Expiration Date ____ Second Photo ID Type ____ Expiration Date ____

Fidelity INVESTMENTS

FOLD AT PERFORATION AND DETACH

FIDELITY SIMPLE-IRA ACCOUNT APPLICATION

It's easy to fill out this application. Just complete all relevant sections, sign in ink, and return your completed application to your employer.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, address, and a government-issued identification number before opening your account. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in an account. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your account may be restricted and/or closed if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information, or from any restriction placed upon, or closing of, your account.

1 ACCOUNT SETUP

Please complete the information as it should appear on your account. **All fields in bold are required for opening an account.**

2 FINANCIAL PROFILE

We are required by the NASD and other industry regulators to obtain the information in this section.

3 IRA BENEFICIARY DESIGNATION

Complete this section to designate beneficiaries to receive payment of the value of your SIMPLE-IRA following your death.

4 ACCOUNT FEATURES

Complete this section if you are interested in more information about options trading, allowing third parties to buy, sell and exchange securities, and/or allowing third parties to act on your behalf.

5 INVESTMENT OF CONTRIBUTIONS

You may automatically invest some or all of your Elective Deferrals and any Employer Matching Contributions or Employer Nonelective Contributions in a variety of mutual funds offered by Fidelity and other participating investment companies.

6 SIGNATURE

Please be sure to sign your application in ink. **We cannot process your application without your signature.**

QUESTIONS?

For more information

1-800-FIDELITY or **Fidelity.com**

Fidelity INVESTMENTS®

FOLD AT PERFORATION AND DETACH

1 ACCOUNT SETUP

ACCOUNT OWNER

Full legal name ______________________________
First Name Middle Name Last Name

Email address ______________________ **Date of birth (month/day/year)** ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐

Permanent address (no P.O. boxes) ______________________________
Street City State Zip

Mailing address (if different from above) ______________________________
Street City State Zip

Phone numbers Day ☐☐☐-☐☐☐-☐☐☐☐ Evening ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ______________ **Country of tax residence** ☐ U.S. ☐ Other ______________

FOREIGN CITIZENS ONLY—Government ID Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa* ______________________________
*Bank name required *Account number required

☐ Foreign national identity document* ______________________________
*Bank address required *Phone number required

Document number and country of issuance ______________________________
(Number from the document checked)

U.S. driver's license (if available) State of issuance ☐☐ ______________________
License number

Employment status ☐ Employed ☐ Not employed ☐ Retired Occupation ______________________
(if retired or not employed, indicate source of income)

☐ Self-Employed If you are self-employed and your company address is the same as your legal home address, please initial here that you work out of your home: ______________

Employer Tax I.D. (Do not use a Social Security number) ☐☐-☐☐☐☐☐☐☐ Please obtain this number from your employer.

Employer's name and address ______________________________
Name Street City State Zip

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ______________________

Be sure to sign this application before returning to Fidelity. Please continue. →

2 FINANCIAL PROFILE (REQUIRED)

YOUR INVESTMENT OBJECTIVE

You should choose your investments for this account based on your objectives, time frame, and tolerance for market fluctuation. From short-term liquid investments that seek to preserve capital (accepting the lowest returns in exchange for stability) to longer-term investments that seek maximum growth (but can tolerate very wide fluctuations in market values), you can choose an approach that's best for you.

Check one profile (Determine your profile using the information below.)

- ☐ 1 **Short-Term** You seek to preserve your capital and can accept the lowest returns in exchange for price stability.
- ☐ 2 **Conservative** You seek to minimize fluctuations in market values by taking an income-oriented approach with some potential for capital appreciation (minimum required for writing covered call options).
- ☐ 6 **Balanced** You seek the potential for capital appreciation and some growth and can withstand moderate fluctuations in market value.
- ☐ 3 **Growth** You have a preference for growth and can withstand significant fluctuations in market value.
- ☐ 5 **Aggressive Growth** You seek aggressive growth and can tolerate wide fluctuations in market values, especially over the short term.
- ☐ 4 **Most Aggressive** You seek very aggressive growth and can tolerate very wide fluctuations in market values, especially over the short term (required for options strategies other than writing covered call options).


SAMPLE PORTFOLIO MIX
Asset Class*
Short-Term
Bonds
International Stocks
U.S. Domestic Stocks
Short-Term
100%
Conservative
50%
30%
20%
Balanced
10%
40%
45%
5%
Growth
10%
25%
60%
5%
Aggressive Growth
15%
15%
70%
Most Aggressive
20%
80%
Lower risk
Shorter timeframe
Higher risk
Longer timeframe

RETURN DATA*

	Short-Term	Conservative	Balanced	Growth	Aggressive Growth	Most Aggressive
1 Year Best	15.20%	31.06%	76.57%	109.55%	136.07%	162.89%
1 Year Worst	0.04%	-17.67%	-40.64%	-52.92%	-60.78%	-67.56%
5 Years Best	11.13%	16.79%	22.06%	27.23%	31.91%	36.12%
5 Years Worst	0.06%	-0.37%	-6.18%	-10.43%	-13.78%	-17.36%
20 Years Best	7.73%	10.85%	13.94%	15.62%	16.85%	17.88%
20 Years Worst	0.42%	2.92%	3.43%	3.10%	2.66%	1.89%
Average (1926–2004)	3.72%	6.19%	8.22%	9.26%	9.97%	10.50%

Check one box in each column.

ANNUAL INCOME (from all sources)	ESTIMATED NET WORTH (excluding residence)	ESTIMATED LIQUID NET WORTH	FEDERAL TAX BRACKET
☐ 1 Under \$20,000	☐ 1 Under \$30,000	☐ 1 Under \$15,000	☐ 1 ≤15%
☐ 2 \$20,000–\$50,000	☐ 1 \$30,000–\$50,000	☐ 1 \$15,000–\$50,000	☐ 2 25%
☐ 3 \$50,001–\$100,000	☐ 2 \$50,001–\$100,000	☐ 2 \$50,001–\$100,000	☐ 3 >27%
☐ 4 Over \$100,000	☐ 3 \$100,001–\$500,000	☐ 3 \$100,001–\$500,000	
	☐ 4 Over \$500,000	☐ 4 Over \$500,000	

Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments but may provide greater potential return over the long term. Although bonds generally present less short-term risk and volatility than stocks, bonds do entail interest rate risk (as interest rate rise, bond prices usually fall and vice versa) and the risk of default, or the risk that an issuer will be unable to make income or principal payments. Additionally bonds and short-term investments entail greater inflation risk, or the risk that the return of an investment will not keep up with increases in the prices of goods and services, than stocks. Finally, foreign investments, especially those in emerging markets, involve greater risk and may offer greater potential return than U.S. investments.

Sample allocations assume that holdings match certain benchmarks: the Wilshire 5000 Total Market Index (for stocks) and the Lehman Universal Index (for bonds). Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments, but may provide greater potential return over the long term.

*Average annual return data for Domestic Stocks, Bonds, and Short-Term asset classes range over a period from 1926–2004. Return data for the International Stock asset class range over the period from 1970–2004. Domestic Stocks are represented by the S&P 500®; bonds are represented by the U.S. Intermediate Term Government Bonds; Short-Term assets are based on the 30-day U.S. Treasury bill; and International Stocks are represented by the MS EAFE Index. This is for illustrative purposes only and is not indicative of any investment. Past performance is no guarantee of future results.

Be sure to sign this application before returning to Fidelity. Please continue. →

3 IRA BENEFICIARY DESIGNATION (MUST ADD UP TO 100%)

Designate beneficiaries to receive payment of the value of your SIMPLE-IRA following your death. This beneficiary designation applies to this account only and will not impact other Fidelity account beneficiary designations. Additionally, any beneficiary designation you have named for other Fidelity accounts will not apply to this account.

Fill out this section completely. Leaving this section blank will indicate no beneficiary is named by you for this account and upon your death you agree to have payment of the value of this SIMPLE-IRA made according to the rules of succession as outlined in the applicable Custodial Agreement and Disclosure Statement.

You may assign different percentages to each beneficiary. Ensure that your percentages total 100% for primary beneficiaries and 100% for contingent beneficiaries. A contingent beneficiary is defined as any one or more persons, trusts, or entities that may be chosen to receive your account assets if there are no surviving primary beneficiary(ies).

3A: Designation of Primary Beneficiary(ies)

First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Relationship: Spouse	Relationship: Other	Relationship: Trust
1.						☐	☐	☐
2.						☐	☐	☐
3.						☐	☐	☐
				Total 100%				

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Primary Beneficiary Designation.*

3B: Designation of Contingent Beneficiary(ies)

First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Relationship: Spouse	Relationship: Other	Relationship: Trust
1.						☐	☐	☐
2.						☐	☐	☐
3.						☐	☐	☐
				Total 100%				

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Contingent Beneficiary Designation.*

*If this box is checked, if any primary or contingent beneficiary, as applicable, does not survive the account owner, but leaves surviving descendants, then any share otherwise payable to such beneficiary shall instead be paid to such beneficiary's surviving descendants, by right of representation.

4 ACCOUNT FEATURES

To add the following features, forms are available online at Fidelity.com or check below to receive by mail.

☐ **Options Trading:** To be considered for options trading within your brokerage account, all new account owners must complete a Fidelity Options Account Application. A separate Fidelity Options Account Application must be completed for each account in which you wish to trade options.

☐ **Trading Authority:** Allows third parties to buy, sell and exchange securities only.

☐ **Power of Attorney:** Allows third parties to act on your behalf.

FOLD AT PERFORATION AND DETACH

5 INVESTMENT OF CONTRIBUTIONS

If you would like to use this service, indicate how much of your Elective Deferral and Employer Matching or Nonelective Contributions should be invested automatically in eligible mutual funds. Make sure these percentages add up to 100%.

Certain mutual funds that are otherwise available through Fidelity FundsNetwork® do not participate in this automatic contribution allocation program. To verify whether a fund is available for this program, please call **800-544-5373** or visit fidelity.com/simplefunds. No less than 10% of total contributions may be invested on an automatic basis in any fund, and it is your responsibility to read the prospectus(es) for the fund(s) in which you invest.

If you choose not to invest some or all of your contributions on an automatic basis, that portion of your contribution amount will be invested in Fidelity Cash Reserves, a money market fund, until you provide further instructions. If the instructions you provide below are incomplete or unclear, your entire contribution amount may be invested in Fidelity Cash Reserves. For minors, the entire account balance must remain invested in Fidelity Cash Reserves until the minor reaches legal age.

You may also invest in a range of individual securities and additional FundsNetwork mutual funds. You can place orders online at Fidelity.com, using FAST® (Fidelity Automated Services Telephone) or by calling a Fidelity Representative at **800-544-3939**.

Name of Fund, Fund Company, and Fund Symbol (Please Print)	**Percentage of Total Contributions** (Minimum 10%)
______________________	___.__%
______________________	___.__%
______________________	___.__%
Total	100.00%

6 SIGNATURE (REQUIRED)

- I have received and read either the Prospectus or the Profile Prospectus for Fidelity Cash Reserves. If I received the Profile Prospectus, I understand that I may purchase shares of Fidelity Cash Reserves and now or request to receive and review the Fund's full prospectus before I make a decision to invest in Fidelity Cash Reserves. If I choose to invest now, I understand that Fidelity Cash Reserves will serve as the money market fund used to hold assets of my SIMPLE-IRA pending other investment instructions. I understand that my SIMPLE-IRA will be invested in accordance with my instructions as given from time to time to FBS.
- I also understand that, upon the issuer's request in accordance with applicable rules and regulations, Fidelity will supply my name to issuers of any securities held in my account so that I can receive any important information regarding them unless I do not consent to disclosure and will notify FBS in writing not to do so. I hereby certify under penalties of perjury that my Social Security number in Section 1 is correct. I also certify that I am of legal age to enter into this agreement or, if I am not of legal age, my legal guardian has executed this application on my behalf. I understand that it is my responsibility to read the prospectus for any mutual fund which I purchase or exchange into.
- **I have read the Fidelity SIMPLE-IRA Plan Supplemental Booklet and Schedule of Fees, and understand that certain brokerage fees and charges may apply to this account. FMTC may change the fee schedule from time to time, as provided in the Custodial Agreement.**
- I understand that FBS may tape-record telephone conversations with customers in order to permit Fidelity to verify data concerning securities transactions. I hereby consent to such recording. I also understand that my Account will be invested in accordance with my instructions as given from time to time to FBS. I hereby choose Fidelity Cash Reserves as the money market fund to be used to hold assets of my Account pending other investment instructions. If I am a minor, the entire balance of my SIMPLE-IRA will be invested solely in Fidelity Cash Reserves until such time as I reach the age of majority. I understand that Fidelity will provide certain information about my SIMPLE-IRA to my employer.
- Although FMTC is a bank, I recognize that any security (i.e., any mutual fund/money market fund, stock, bond, etc.) in which this SIMPLE-IRA may be invested is not a bank and is not backed or guaranteed by any bank or insured by the FDIC.
- I understand that this Fidelity SIMPLE-IRA can only be established in conjunction with the Fidelity SIMPLE-IRA Plan.
- **This agreement shall be construed, administered and enforced according to the laws of the Commonwealth of Massachusetts, except as superseded by federal law or statute.**
- Acceptance will be evidenced by a Letter of Acceptance signed by, or on behalf of, FBS, FMTC and NFS.
- I have received the Fidelity SIMPLE-IRA Custodial Agreement and Disclosure Statement and agree to be bound by the terms of the Fidelity SIMPLE-IRA Custodial Agreement of which this application and instructions are a part.
- By signing below, I hereby consent to the terms of the Fidelity SIMPLE-IRA Custodial Agreement, including the information and provisions set forth in this account application and instructions, and to the beneficiary(ies) I have designated in this application. I understand that the payment to the beneficiaries will be made according to the rules of succession described in the Fidelity SIMPLE-IRA Custodial Agreement and Disclosure Statement.
- I have read, understand, and agree to be bound by the Fidelity Brokerage Retirement Account Customer Agreement governing this account as is currently in effect and as may be amended from time to time.

This account is governed by a pre-dispute arbitration clause, which is located on the last page of the Customer Agreement. I acknowledge receipt of the pre-dispute arbitration clause.

X

SIGNATURE Date (month, day, year)

FOR FIDELITY USE ONLY ☐ Cash ☐ Margin ☐ ATP Account # Assigned ____________

Rep Name ____________ Reg. Rep. Signature ____________ Corp ID ____________ Date ____________

Approving Manager's Signature ____________ Date ____________ Investor Center Number ____________

Photo ID Type ____________ Expiration Date ____________ Second Photo ID Type ____________ Expiration Date ____________

Fidelity INVESTMENTS

FIDELITY IRA AND INHERITED IRA APPLICATION

To open your Fidelity IRA or Inherited IRA Beneficiary Distribution Account, please read the instructions below as you complete the application on the following pages.

If you are a beneficiary on an IRA (including Traditional, Rollover, Roth, SEP or SIMPLE) or an Inherited IRA and the account owner is deceased, complete this application to transfer your inherited IRA assets into an account in your name. Each beneficiary must complete a separate application.

If the deceased IRA owner was over 70½ and had not withdrawn his or her total Minimum Required Distribution (MRD) in the year he or she died, as beneficiary you must withdraw the appropriate amount by December 31 of the year the IRA owner died. The undistributed amount must be based on the IRA owner's MRD schedule but reported under the beneficiary's tax ID.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, address, and a government-issued identification number before opening your account. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in an account. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your account may be restricted and/or closed if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information, or from any restriction placed upon, or closing of, your account.

1 ACCOUNT SETUP
Complete the account owner's information. If the Inherited IRA is a named Trust or an Estate, provide the Trust or Estate information.

2 TRUSTEE/EXECUTOR/GUARDIAN INFORMATION
Complete this section only if the Inherited IRA is registered in the name of a Trust, an Estate or a Minor.

3 ORIGINAL IRA DEPOSITOR INFORMATION
Provide information on the original IRA owner.

4 SPOUSAL ELECTION
Complete this section only if you are the spouse of the original IRA depositor.

5 FUNDING YOUR ACCOUNT
Check the appropriate box to fund your account.

6 FINANCIAL PROFILE
We are required by the NASD and other industry regulators to obtain information in this section.

7 BENEFICIARY DESIGNATION
Complete this section to designate beneficiaries to receive payment of the value of your IRA or Inherited IRA following your death.

8 SIGNATURE
Please be sure to sign the application. **We cannot process your application without your signature.** For Trust, Estates and Minor accounts, all trustees, executors and guardians must sign.

Please include an original certified copy of the decedent's death certificate.

QUESTIONS?

For more information

1-800-544-0003 or **Fidelity.com/goto/inheritedira**

Fidelity INVESTMENTS®

P.O. Box 770001
Cincinnati, OH 45277-0039

1 ACCOUNT SETUP

For Inherited IRAs registered in the name of a Trust or an Estate, provide the full legal name of the Trust or Estate.
For Trust, Estate and Minor with Guardian accounts, you must also complete section 2 for all trustees, executors or guardians. For Trust accounts only, attach copies of those pages of the trust document which provide the full name of the trust with all signatures.

ACCOUNT OWNER

Relationship of Beneficiary to the Decedent (check one):

☐ Spouse ☐ Non-Spouse ☐ Estate ☐ Custodian/Guardian for a Minor ☐ Trust ☐ Other ______

Full legal name ______
First Name Middle Name Last Name

Email address ______ **Date of birth / Date of trust** ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐ **or Taxpayer ID number** ☐☐-☐☐☐☐☐☐☐

Permanent address (no P.O. boxes) ______
Street City State Zip

Mailing address (if different from above) ______
Street City State Zip

Phone numbers Home ☐☐☐-☐☐☐-☐☐☐☐ Work ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ______ Country of tax residence ☐ U.S. ☐ Other ______

U.S. driver's license number (if available) ______ State of issuance ☐☐

Employment status ☐ Employed ☐ Not employed ☐ Retired Occupation ______ (if retired or not employed, indicate source of income)
☐ Self-Employed If you are self-employed and your company address is the same as your legal home address, please initial here that you work out of your home: ______

Employer's name and address ______
Name Street City State Zip

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?
☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ______

FOREIGN CITIZENS ONLY – GOVERNMENT ID Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa*
______
*Bank name required *Account number required

☐ Foreign national identity document*
______
*Bank address required *Phone number required

Document number and country of issuance ______
(Number from the document checked)

Be sure to sign this application before returning to Fidelity. Please continue. →

2 TRUSTEE/EXECUTOR/GUARDIAN INFORMATION

Complete Section 2 only if the Inherited IRA is registered in the name of a Trust, Estate or Minor. If more than two Trustees or Executors, attach a separate piece of paper with their names and required information along with a signature for each.

TRUSTEE/EXECUTOR/GUARDIAN

Full legal name ______________________
First Name Middle Name Last Name

Email address ______________________ **Date of birth (month/day/year)** ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐

Permanent address ______________________
(no P.O. boxes) Street City State Zip

Mailing address ______________________
(if different from above) Street City State Zip

Phone numbers Home ☐☐☐-☐☐☐-☐☐☐☐ Work ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ____________ Country of tax residence ☐ U.S. ☐ Other ____________

U.S. driver's license number (if available) ______________________ State of issuance ☐☐

Employment status ☐ Employed ☐ Not employed ☐ Retired ______________________
Occupation (if retired or not employed, indicate source of income)

Employer's name and address ______________________
Name Street City State Zip

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ______________________

FOREIGN CITIZENS ONLY – GOVERNMENT ID Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa* ______________________
*Bank name required *Account number required

☐ Foreign national identity document* ______________________
*Bank address required *Phone number required

Document number and country of issuance ______________________
(Number from the document checked above)

Be sure to sign this application before returning to Fidelity. Please continue. ➛

2 TRUSTEE/EXECUTOR INFORMATION (CONTINUED)

Complete Section 2 only if the Inherited IRA is registered in the name of a Trust, Estate or Minor. If more than two Trustees or Executors, attach a separate piece of paper with their names and required information along with a signature for each.

TRUSTEE/EXECUTOR

Full legal name ______________________________
First Name Middle Name Last Name

Email address ______________________ **Date of birth (month/day/year)** ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐

Permanent address ______________________________
(no P.O. boxes) Street City State Zip

Mailing address ______________________________
(if different from above) Street City State Zip

Phone numbers Home ☐☐☐-☐☐☐-☐☐☐☐ Work ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ______________ Country of tax residence ☐ U.S. ☐ Other ______________

U.S. driver's license number (if available) ______________________ State of issuance ☐☐

Employment status ☐ Employed ☐ Not employed ☐ Retired ______________________
Occupation (if retired or not employed, indicate source of income)

Employer's name and address ______________________________
Name Street City State Zip

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ______________________

FOREIGN CITIZENS ONLY – GOVERNMENT ID Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa* ______________________________
*Bank name required *Account number required

☐ Foreign national identity document* ______________________________
*Bank address required *Phone number required

Document number and country of issuance ______________________________
(Number from the document checked above)

3 ORIGINAL IRA DEPOSITOR INFORMATION (REQUIRED)

Please include an original certified copy of the decedent's death certificate.

Original Depositor's Full Name ______________________________
First Name Middle Name Last Name

Original Depositor's Date of Birth __-__-____ Original Depositor's Date of Death __-__-____

Original Depositor's SSN ___-__-____

Check one box to indicate the type of account you are inheriting. This will determine what type of Inherited IRA-BDA will be established for you.

☐ Traditional IRA, Rollover IRA, SEP-IRA, SIMPLE IRA OR ☐ Roth IRA

If you are inheriting assets from an Inherited IRA account owner, also provide the following:

Inherited IRA Owner's Full Name ______________________________
First Name Middle Name Last Name

Inherited IRA Owner's Date of Birth __-__-____ Inherited IRA Owner's Date of Death __-__-____

Inherited IRA Owner's SSN ___-__-____

4 SPOUSAL ELECTION (OPTIONAL)

If you were the spouse of the original depositor, you have the option of transferring your inherited IRA assets into either an Inherited IRA or into a new or existing Fidelity IRA registered in your name. **If you wish to roll into your own Fidelity IRA, check the appropriate boxes below. If this section is left blank, Fidelity will transfer your inherited IRA assets into either an Inherited IRA-BDA or an Inherited Roth IRA-BDA, as applicable.**

☐ I elect to roll over my spouse's IRA to a Fidelity IRA in my name:

- ☐ To an existing Fidelity IRA account number: ___-______
- ☐ To a new Fidelity IRA established in my name with this application

5 FUNDING YOUR ACCOUNT (CHECK A OR B)

A. Transfer from a Fidelity IRA or Fidelity Inherited IRA-BDA Account

☐ Check here if your new IRA or Inherited IRA Beneficiary Distribution Account will be funded from an existing Fidelity IRA or Fidelity IRA-BDA in which you were listed as a beneficiary at the time of death. Indicate the Fidelity IRA or Fidelity Inherited IRA-BDA Account number from which assets will be transferred. ___-______

All shares will be transferred in-kind. For multiple beneficiaries, shares will be divided according to the latest beneficiary designation information on file with Fidelity.

B. Transfer Your Inherited IRA(s) from Another Financial Institution to a Fidelity Inherited IRA-BDA

☐ Check here if you are transferring assets from an existing inherited IRA at another custodian.

Please indicate the registration type of your Inherited IRA Account — Inherited IRA-BDA (which includes Traditional, Rollover, SEP and SIMPLE IRAs) or Inherited Roth-BDA. The transfer must be the same registration type as the IRA-BDA at your current institution.

Type of Inherited IRA: ☐ Inherited IRA-BDA ☐ Inherited Roth-BDA

Complete and return the Fidelity Brokerage Transfer of Assets Form and a copy of your account statement from the custodian/trustee currently holding your assets.

Be sure to sign this application before returning to Fidelity. Please continue. →

6 FINANCIAL PROFILE (REQUIRED)

YOUR INVESTMENT OBJECTIVE

You should choose your investments for this account based on your objectives, time frame, and tolerance for market fluctuation. From short-term liquid investments that seek to preserve capital (accepting the lowest returns in exchange for stability) to longer-term investments that seek maximum growth (but can tolerate very wide fluctuations in market values), you can choose an approach that's best for you. Simply check the box below that most closely matches your investment objective.

Check one profile (Determine your profile using the information below.)

☐ 1 Short-Term ☐ 2 Conservative ☐ 6 Balanced ☐ 3 Growth ☐ 5 Aggressive Growth ☐ 4 Most Aggressive

SAMPLE PORTFOLIO MIX

Asset Class

☐ Short-Term ☐ Bonds
International Stocks
U.S. Domestic Stocks


100%
50%
30%
20%
10%
40%
45%
5%
10%
25%
60%
5%
15%
15%
70%
20%
80%

Lower risk Shorter timeframe ⟷ Higher risk Longer timeframe

RETURN DATA*

	Short-Term	Conservative	Balanced	Growth	Aggressive Growth	Most Aggressive
1 Year Best	15.20%	31.06%	76.57%	109.55%	136.07%	162.89%
1 Year Worst	0.04%	-17.67%	-40.64%	-52.92%	-60.78%	-67.56%
5 Years Best	11.13%	16.79%	22.06%	27.23%	31.91%	36.12%
5 Years Worst	0.06%	-0.37%	-6.18%	-10.43%	-13.78%	-17.36%
20 Years Best	7.73%	10.85%	13.94%	15.62%	16.85%	17.88%
20 Years Worst	0.42%	2.92%	3.43%	3.10%	2.66%	1.89%
Average (1926–2004)	3.72%	6.19%	8.22%	9.26%	9.97%	10.50%

Short-Term You seek to preserve your capital and can accept the lowest returns in exchange for price stability.

Conservative You seek to minimize fluctuations in market values by taking an income-oriented approach with some potential for capital appreciation (minimum required for writing covered call options).

Balanced You seek the potential for capital appreciation and some growth and can withstand moderate fluctuations in market value.

Growth You have a preference for growth and can withstand significant fluctuations in market value.

Aggressive Growth You seek aggressive growth and can tolerate wide fluctuations in market values, especially over the short term.

Most Aggressive You seek very aggressive growth and can tolerate very wide fluctuations in market values, especially over the short term (required for options strategies other than writing covered call options).

Check one box in each column.

ANNUAL INCOME (from all sources)	ESTIMATED NET WORTH (excluding residence)	ESTIMATED LIQUID NET WORTH	FEDERAL TAX BRACKET
☐ 1 Under $20,000	☐ 1 Under $30,000	☐ 1 Under $15,000	☐ 1 ≤15%
☐ 2 $20,000–$50,000	☐ 1 $30,000–$50,000	☐ 1 $15,000–$50,000	☐ 2 25%
☐ 3 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 3 >27%
☐ 4 Over $100,000	☐ 3 $100,001–$500,000	☐ 3 $100,001–$500,000	
	☐ 4 Over $500,000	☐ 4 Over $500,000	

Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments but may provide greater potential return over the long term. Although bonds generally present less short-term risk and volatility than stocks, bonds do entail interest rate risk (as interest rate rise, bond prices usually fall and vice versa) and the risk of default, or the risk that an issuer will be unable to make income or principal payments. Additionally bonds and short-term investments entail greater inflation risk, or the risk that the return of an investment will not keep up with increases in the prices of goods and services, than stocks. Finally, foreign investments, especially those in emerging markets, involve greater risk and may offer greater potential return than U.S. investments.

Sample allocations assume that holdings match certain benchmarks: the Wilshire 5000 Total Market Index (for stocks) and the Lehman Universal Index (for bonds). Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments, but may provide greater potential return over the long term.

*Average annual return data for Domestic Stocks, Bonds, and Short-Term asset classes range over a period from 1926–2004. Return data for the International Stock asset class range over the period from 1970–2004. Domestic Stocks are represented by the S&P 500®; bonds are represented by the U.S. Intermediate Term Government Bonds; Short-Term assets are based on the 30-day U.S. Treasury bill; and International Stocks are represented by the MS EAFE Index. This is for illustrative purposes only and is not indicative of any investment. Past performance is no guarantee of future results.

Be sure to sign this application before returning to Fidelity. Please continue. ➛

7 BENEFICIARY DESIGNATION (MUST ADD UP TO 100%)

Designate beneficiaries to receive payment of the value of your IRA or Inherited IRA following your death. This beneficiary designation applies to this account only and will not impact other Fidelity account beneficiary designations. Additionally, any beneficiary designation you have named for other Fidelity accounts will not apply to this account. Beneficiary designations are not allowed for Inherited IRAs established by entities such as a Trust or an Estate.

Fill out this section completely. Leaving this section blank will indicate no beneficiary is named by you for this account and upon your death you agree to have the payment of the value of this IRA made according to the rules of succession as outlined in the applicable Custodial Agreement and Disclosure Statement.

For spouses transferring IRA assets into an existing Fidelity IRA, you may complete this section to add or update your beneficiary designations for that IRA. The beneficiary change will only apply to the account indicated in Section 4.

You may assign different percentages to each beneficiary. Ensure that your percentages total 100% for Primary Beneficiaries and 100% for contingent beneficiaries. If you designate beneficiaries in fractions (e.g., 33⅓) and not percentages, Fidelity may be required to round up the percentage of the first named beneficiary to ensure that the total percentages of all named beneficiaries totals 100%. A contingent beneficiary is defined as any one or more persons, trusts, or entities that may be chosen to receive your account assets if there are no surviving primary beneficiary(ies).

4A: Designation of Primary Beneficiary(ies)

	First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Relationship: Spouse	Non-Spouse Individual	Trust	Entity
1.							☐	☐	☐	☐
2.							☐	☐	☐	☐
3.							☐	☐	☐	☐
					Total 100%					

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Primary Beneficiary Designation.*

4B: Designation of Contingent Beneficiary(ies)

	First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Spouse	Non-Spouse Individual	Trust	Entity
1.							☐	☐	☐	☐
2.							☐	☐	☐	☐
3.							☐	☐	☐	☐
					Total 100%					

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Contingent Beneficiary Designation.*

*If this box is checked, if any primary or contingent beneficiary, as applicable, does not survive the account owner, but leaves surviving descendants, any share otherwise payable to such beneficiary shall instead be paid to such beneficiary's surviving descendants, by right of representation.

8 SIGNATURE (REQUIRED)

- If, as indicated above, I am using this application to roll over inherited assets to an existing Fidelity IRA in my name, I instruct Fidelity to roll over IRA assets as indicated in Section 1 and, to the extent I am updating my designated beneficiaries on my existing IRA, I instruct Fidelity to update my existing beneficiary designation on the account indicated in Section 1 in accordance with Section 7.
- I hereby adopt the Fidelity IRA or Fidelity Roth IRA (spouse only) or the Fidelity Inherited IRA Beneficiary Distribution Account (IRA-BDA) or the Fidelity Inherited Roth IRA Beneficiary Distribution Account (Roth IRA-BDA) as indicated in this application, appointing Fidelity Management Trust Company (FMTC) (or any successor pursuant to the terms of the Fidelity IRA or Fidelity Roth IRA, or the Fidelity Inherited IRA-BDA or the Fidelity Inherited Roth IRA-BDA as the case may be) as Custodian, and Fidelity Brokerage Services LLC (FBS) and National Financial Services LLC (NFS) (collectively "Fidelity") to perform administrative services. Acceptance will be evidenced by a Letter of Acceptance signed by, or on behalf of FBS, FMTC and NFS.
- I have received and read either the Prospectus or the Profile Prospectus for Fidelity Cash Reserves. If I received the Profile Prospectus, I understand that I may purchase shares of Fidelity Cash Reserves now or request to receive and review the Fund's full prospectus before I make a decision to invest in Fidelity Cash Reserves. If I choose to invest now, I understand that Fidelity Cash Reserves will serve as the money market fund used to hold assets of my IRA or Inherited IRA-BDA pending other investment instructions. I understand that my IRA or Inherited IRA-BDA will be invested in accordance with my instructions as given from time to time to FBS and that, upon the issuer's request in accordance with applicable rules and regulations Fidelity will disclose my name to issuers of securities, if securities are held in my account, so that I can receive important information unless I do not consent to disclosure and will notify FBS in writing if I do not consent. I hereby certify under penalties of perjury that my Social Security number or Tax Identification number in Section 1 is correct. I also certify that I am of legal age to enter into this agreement. If I am establishing the IRA or Inherited IRA-BDA by transferring assets to which I am entitled from a decedent's IRA or an inherited IRA at another financial institution, I certify that the transfer is in compliance with the terms and conditions of the IRA Custodial Agreement governing the decedent's IRA or the inherited IRA as applicable. I accept full responsibility for complying with all inherited IRA transfer requirements.
- I have read the Schedule of Fees, and understand that certain brokerage fees and charges may apply to this account. FMTC may change the fee schedule from time to time as provided in the Custodial Agreement. Although FMTC is a bank, I recognize that any investment company (i.e., any mutual fund/money market fund) in which this IRA or Inherited IRA-BDA may be invested is not a bank and is not backed or guaranteed by any bank or insured by the FDIC. **This agreement shall be construed, administered and enforced according to the laws of the Commonwealth of Massachusetts, except as superseded by federal law or statute. The Fidelity Brokerage Retirement Account Customer Agreement shall inure to the benefit of Fidelity's successors and assigns, whether by merger, consolidation or otherwise.**
- I understand that neither Fidelity nor any affiliate or other Fidelity company provides tax or legal advice. I also understand that I am strongly encouraged to consult with my attorney or tax advisor regarding my specific situation. I hereby indemnify Fidelity (its agents, affiliates, successors, and employees) from any and all liability in the event I fail to meet any IRS requirements concerning my IRA-BDA(s), including any minimum required distributions.
- **I have received the Fidelity IRA and/or Fidelity Roth IRA Custodial Agreement and Disclosure Statement and agree to be bound to the terms of the applicable Custodial Agreement of which this application and instructions are a part.** By signing below, I hereby consent to the terms of the applicable Custodial Agreement including the information and provisions set forth in this account application and instructions and to the beneficiary(ies) I have designated in this application. I understand that the payment to beneficiaries will be made according to the rules of succession described in the Fidelity IRA and/or Fidelity Roth IRA Custodial Agreements and Disclosure Statements. I understand that the designation of a beneficiary on this Fidelity IRA or Inherited IRA-BDA has no impact on the required distributions from the original IRA as required under section 408(a)(6) and 401(a)(9) of the Internal Revenue Code (IRC) and applicable regulations. I am aware of the legal prohibitions placed on my IRA or Inherited IRA-BDA, including but not limited to, the receipt of annual or rollover contribution amounts, any attempt to rollover the Inherited IRA IRA-BDA to another type of IRA or another Inherited IRA and/or any attempt to convert the Inherited IRA-BDA to an Inherited Roth IRA-BDA. I am aware that this form becomes effective when delivered and accepted by Fidelity and will remain in effect until Fidelity receives and accepts another form with a later date.

If the Inherited IRA-BDA or Inherited Roth IRA-BDA is registered in the name of a trust, on behalf of the Trust, I hereby request Fidelity Brokerage Services LLC, and National Financial Services LLC (collectively "Fidelity or "you") to open a Fidelity Inherited IRA-BDA or Inherited Roth IRA-BDA, as applicable, in the name of the Trust listed as account owner on this application. The Trustees hereby certify the following:

- Fidelity has the authority to accept orders and other instructions relative to the Trust accounts identified herein from those individuals listed in Section 2. The trustee(s) may execute any documents on behalf of the Trust that you may require. By signing this form, the Trustee(s) hereby certify(ies) that you are authorized to follow the instructions of any Trustee and to deliver funds, securities, or any other assets in the Fidelity Account to any Trustee or on any Trustee's instructions, including delivering assets to a Trustee personally. Fidelity, in its sole discretion and for its sole protection, may require the written consent of any or all Trustees prior to acting upon the instructions of any Trustee.
- There are no other Trustee(s) of the Trust other than those listed in Section 2 or identified on a separate piece of paper attached to this application. The attached pages of the trust document are true copies of the valid legal document currently in effect.
- Should only one person execute this agreement, it shall be a representation that the signer is the sole Trustee. Where applicable, plural references in this certification shall be deemed singular.
- We, the Trustees, have the power under the Trust and applicable law to enter into the transactions and issue the instructions that we make in this account. Such power may include, without limitation, the authority to buy, sell (including short sales), exchange, convert, tender, redeem and withdraw assets (including delivery of securities to and from the account), and to trade securities on margin or otherwise (including the purchase and/or sale of option contracts) for and at the risk of the Trust. We understand that all orders and transactions will be governed by the terms and conditions of all other account agreements applicable to this account.
- We, the Trustees, jointly and severally, indemnify you and hold you harmless from any claim, loss, expense, or other liability for effecting any transactions, and acting upon any instructions given by the Trustees. We, the Trustees, certify that any and all transactions effected and instructions given on this account will be in full compliance with the Trust.
- We, the Trustees, agree to inform you in writing of any change in the composition of the Trustees, or any other event that could alter the certifications made above.
- We, the Trustees, agree that any information we give to Fidelity on this account will be subject to verification, and we authorize you to obtain a credit report about me (any of us) individually at any time. Upon written request, Fidelity will provide the name and address of the credit reporting agency used.
- **I have read the Fidelity Brokerage Retirement Account Customer Agreement and agree to be bound by such Customer Agreement as is currently in effect and as may be amended from time to time.**

All IRA-BDAs established with this application are governed by a pre-dispute arbitration clause, which is found on the last page of the Customer Agreement, and I acknowledge receipt of the pre-dispute arbitration clause.

Each owner or Trustee/Executor/Guardian must sign the application.

X

SIGNATURE OF ACCOUNT OWNER OR TRUSTEE/EXECUTOR/GUARDIAN   Date (month, day, year)

X

SIGNATURE OF TRUSTEE/EXECUTOR   Date (month, day, year)

Fidelity Investments is a registered trademark owned by FMR Corp. Accounts are carried with our affiliate, National Financial Services LLC, a member of the New York Stock Exchange and other principal exchanges. Fidelity Investments, P.O. Box 770001, Cincinnati, OH 45277-0039.

FOR FIDELITY USE ONLY ☐ Cash ☐ ATP Account # Assigned ____

Rep Name ____ Reg. Rep. Signature ____ Corp ID ____ Date ____

Approving Manager's Signature ____ Date ____ Investor Center Number ____

Photo ID Type ____ Expiration Date ____ Second Photo ID Type ____ Expiration Date ____

Fidelity INVESTMENTS

Fidelity Brokerage Services LLC, Member NYSE, SIPC
P.O. Box 770001
Cincinnati, OH 45277-0039

FOLD AT PERFORATION AND DETACH

FIDELITY ACCOUNT® APPLICATION

It's easy to fill out this application. Just complete all relevant sections, sign in ink, and return to Fidelity in the postage-paid envelope or mail to: Fidelity Investments, P.O. Box 770001, Cincinnati, OH 45277-0036.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, address, and a government-issued identification number before opening your account. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in an account. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your account may be restricted and/or closed if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information, or from any restriction placed upon, or closing of, your account.

1 ACCOUNT SETUP

Please select the type of account you would like to open and complete the account owner's information. **All fields in bold are required for opening an account.**

Note: Do not use this application to establish a retirement account or an Omnibus (pooled) account at Fidelity. Please contact a Fidelity Representative at 1-800-FIDELITY for additional information.

2 FINANCIAL PROFILE

We are required by the NASD and other industry regulators to obtain the information in this section.

3 FUNDING YOUR ACCOUNT

A minimum deposit of $2,500 is required to open your account. You may pay by check, certificate, or by transferring assets (from your bank or another account). Simply check the appropriate box(es) to fund your account.

4 ACCOUNT FEATURES

Your account has a wide range of features to help you manage your finances — from making automatic investments to checkwriting, debit and credit cards, and bill payment services. More information on each of these services is included in this section.

5 SIGNATURE

Please be sure to sign your application in ink. **We cannot process your application without your signature.**

QUESTIONS? For more information

1-800-FIDELITY or **Fidelity.com**

Fidelity INVESTMENTS®

FOLD AT PERFORATION AND DETACH

1 ACCOUNT SETUP

☐ **Individual** ☐ **Joint Tenants – Rights of Survivorship** ☐ **Joint Tenants in Common** ☐ **Community Property**

If you are establishing a joint account and do not check a box, the account will be registered as joint tenants with rights of survivorship. If the joint owner has a different address, please include it on the next page.

☐ **Custodial (UGMA/UTMA)** Under the (state) ____________ Uniform Gifts/Transfers to Minors Act, if you are establishing a Custodial account and have not indicated a state under which the gift or transfer is made, the state provided as a permanent address will be used unless otherwise noted below.

☐ **Estate** For Estate accounts, list the Estate name as the account owner and the Executor's name as the joint owner. Estate accounts require a court appointment (dated within 60 days) with this application and may require other paperwork.

☐ **Other Non-Trust; Fiduciary:** ____________

ACCOUNT OWNER/MINOR

Full legal name ____________
First Name Middle Name Last Name

Email address ____________ **Date of birth (month/day/year)** ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐ **or Taxpayer ID number** ☐☐-☐☐☐☐☐☐☐

Permanent address ____________
(no P.O. boxes) Street City State Zip

Mailing address ____________
(if different from above) Street City State Zip

Phone numbers Evening ☐☐☐-☐☐☐-☐☐☐☐ Day ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ____________ Country of tax residence ☐ U.S. ☐ Other ____________

GOVERNMENT ID (FOREIGN CITIZENS ONLY) Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ____________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa*

☐ Foreign national identity document*

____
*Bank name required *Account number required

____
*Bank address required *Phone number required

Document number and country of issuance ____________
(Number from the document checked above)

U.S. driver's license number (if available) ____________ State of issuance ☐☐

Employment status ☐ Employed ☐ Not employed ☐ Retired Occupation ____________
(if retired or not employed, indicate source of income)

Employer's name and address ____________
Name Street City State Zip

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ____________

1 ACCOUNT SETUP (CONTINUED)

JOINT ACCOUNT OWNER/CUSTODIAN

We assume the permanent address is the same unless otherwise noted.

☐ Check this box if a joint owner has a different address and you would like duplicate copies of the confirmation of the new account profile, confirmation of changes to the investment objectives, and the tri-annual account profile confirmation sent to that separate address.

Full legal name ______________________________
First Name | Middle Name | Last Name

Email address ______________________ **Date of birth (month/day/year)** ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐ **or Taxpayer ID number** ☐☐-☐☐☐☐☐☐☐

Permanent address (no P.O. boxes) ______________________________
Street | City | State | Zip

Mailing address (if different from above) ______________________________
Street | City | State | Zip

Phone numbers Evening ☐☐☐-☐☐☐-☐☐☐☐ Day ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ______________ Country of tax residence ☐ U.S. ☐ Other ______________

GOVERNMENT ID (FOREIGN CITIZENS ONLY) Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________________
City | State/Province | Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa* ______________________________
*Bank name required | *Account number required

☐ Foreign national identity document* ______________________________
*Bank address required | *Phone number required

Document number and country of issuance ______________________________
(Number from the document checked above)

U.S. driver's license number (if available) ______________________ State of issuance ☐☐

Employment status ☐ Employed ☐ Not employed ☐ Retired Occupation ______________
(if retired or not employed, indicate source of income)

Employer's name and address ______________________________
Name | Street | City | State | Zip

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ______________________

2 FINANCIAL PROFILE (REQUIRED)

YOUR INVESTMENT OBJECTIVE

You should choose your investments based on your objectives, time frame, and tolerance for market fluctuation. From short-term liquid investments that seek to preserve capital (accepting the lowest returns in exchange for stability) to longer-term investments that seek maximum growth (but can tolerate very wide fluctuations in market values), you can choose an approach that's best for you. Simply check the box below that most closely matches your investment objective.

For joint accounts, please provide combined information.

Check one profile (Determine your profile using the information below.)

☐ 1 Short-Term ☐ 2 Conservative ☐ 6 Balanced ☐ 3 Growth ☐ 5 Aggressive Growth ☐ 4 Most Aggressive

SAMPLE PORTFOLIO MIX

Asset Class

- Short-Term
- Bonds
- International Stocks
- U.S. Domestic Stocks


100%
50%
30%
20%
10%
45%
40%
5%
10%
25%
60%
5%
15%
15%
70%
20%
80%

Lower risk Shorter time frame ⟷ Higher risk Longer time frame

RETURN DATA*

	Short-Term	Conservative	Balanced	Growth	Aggressive Growth	Most Aggressive
1 Year Best	15.20%	31.06%	76.57%	109.55%	136.07%	162.89%
1 Year Worst	0.04%	-17.67%	-40.64%	-52.92%	-60.78%	-67.56%
5 Years Best	11.13%	16.79%	22.06%	27.23%	31.91%	36.12%
5 Years Worst	0.06%	-0.37%	-6.18%	-10.43%	-13.78%	-17.36%
20 Years Best	7.73%	10.85%	13.94%	15.62%	16.85%	17.88%
20 Years Worst	0.42%	2.92%	3.43%	3.10%	2.66%	1.89%
Average (1926–2004)	3.72%	6.19%	8.22%	9.26%	9.97%	10.50%

Short-Term You seek to preserve your capital and can accept the lowest returns in exchange for price stability.

Conservative You seek to minimize fluctuations in market values by taking an income-oriented approach with some potential for capital appreciation (minimum required for writing covered call options).

Balanced You seek the potential for capital appreciation and some growth and can withstand moderate fluctuations in market value.

Growth You have a preference for growth and can withstand significant fluctuations in market value.

Aggressive Growth You seek aggressive growth and can tolerate wide fluctuations in market values, especially over the short term.

Most Aggressive You seek very aggressive growth and can tolerate very wide fluctuations in market values, especially over the short term (required for options strategies other than writing covered call options).

Check one box in each column.

ANNUAL INCOME (from all sources)	ESTIMATED NET WORTH (excluding residence)	ESTIMATED LIQUID NET WORTH	FEDERAL TAX BRACKET
☐ 1 Under $20,000	☐ 1 Under $30,000	☐ 1 Under $15,000	☐ 1 ≤15%
☐ 2 $20,000–$50,000	☐ 1 $30,000–$50,000	☐ 1 $15,000–$50,000	☐ 2 25%
☐ 3 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 3 ≥28%
☐ 4 Over $100,000	☐ 3 $100,001–$500,000	☐ 3 $100,001–$500,000	
	☐ 4 Over $500,000	☐ 4 Over $500,000	

*Return data for Domestic Stocks, Bonds, and Short-Term asset classes range over a period from 1926–2004. Return data for the International Stock asset class range over the period from 1970–2004. Domestic Stocks are represented by the S&P 500,® bonds are represented by the U.S. Intermediate Term Government Bonds, Short-Term assets are based on the 30-day U.S. Treasury bill, and International Stocks are represented by the MS EAFE Index. This is for illustrative purposes only and is not indicative of any investment. Past performance is no guarantee of future results.

FOLD AT PERFORATION AND DETACH

3 FUNDING YOUR ACCOUNT

The minimum initial deposit required to open this account is $2,500 in cash and/or eligible securities. Orders placed in a new account require 100% of any initial trade's value. You may fund your Fidelity Account® in any of the five ways listed below:

BY CHECK

☐ I have enclosed a check for $ ____________________ made payable to **National Financial Services LLC**, to be deposited to my core Fidelity Account.

TRANSFER FROM OTHER FIRM

☐ I am transferring money or securities from another firm and have included a Transfer of Assets form. (see attached form)

$ ____________________

BY WIRE

☐ I am wiring funds to Fidelity from my bank or brokerage firm. Contact a Fidelity Representative for further instructions.

$ ____________________

TRANSFER FROM EXISTING FIDELITY ACCOUNT

☐ I am transferring all shares or positions from my nonretirement Fidelity Account(s) and/or Fidelity Fund(s) Account:

☐☐☐-☐☐☐☐☐☐

☐ I am transferring money from a Fidelity-Serviced Pension Plan/Deferred Benefit Plan. Please contact your plan for distribution instructions.

DEPOSITING CERTIFICATES

☐ I am depositing __________ appropriately endorsed certificates. (Endorse the back of each certificate as registered and write "National Financial Services LLC" on the line between "appoint" and "attorney.")

CORE ACCOUNT (CHOOSE ONE)

All income from securities (dividends, capital gains, or sale proceeds) is automatically deposited into your core account. Dividends from mutual funds are reinvested in the originating fund. You can elect to change your distributions by phone at 1-800-FIDELITY, or online at Fidelity.com.

Select a core account option where all of your cash is held and transactions are processed (choose one).

Fidelity state municipal money market funds seek income from investments that is free from both federal and state or city income tax.

☐ Arizona	☐ Connecticut	☐ Massachusetts	☐ New Jersey	☐ Ohio
☐ California	☐ Florida	☐ Michigan	☐ New York	☐ Pennsylvania

Fidelity federal municipal money market funds seek income from investments that is free from federal income tax.

☐ Fidelity Municipal Money Market Fund

☐ Fidelity Tax-Free Money Market Fund (This fund will not normally invest in municipal securities whose interest is subject to the Federal Alternative Minimum Tax.)

Fidelity taxable interest-bearing cash account is intended for money awaiting reinvestment; interest rate may vary depending on assets. (This account will be selected if no information is supplied or if your initial investment is less than $5,000.)

☐ Taxable Cash Account

PURCHASE FUNDS

Please purchase a mutual fund(s) as indicated below. I understand the fund(s) can only be purchased consistent with its prospectus and after my check has been deposited in my core account. I have read the prospectus for this fund.

Fund Family ______________________________ Fund Name ______________________________

Fund Symbol __________ Amount* $ ____________________ (Generally $2,500 minimum)

*Fidelity fund minimums are generally $2,500. Higher minimums apply. See prospectus for more information. For non-Fidelity funds, see prospectus for minimums.

FOLD AT PERFORATION AND DETACH

4 ACCOUNT FEATURES

OVERDRAFT PROTECTION AND MARGIN BORROWING[1]

This borrowing feature allows you to use your eligible individual securities or mutual funds as collateral for overdraft protection, for the purchase of additional securities, as a low-cost loan alternative, or for debt consolidation.

☐ Check here to be considered for overdraft protection and margin borrowing

ACTIVE TRADER FEATURES[2]

Check below to be considered for our Active Trader Services and discounted commissions if you plan on trading at least 36 times over a rolling 12-month period at Fidelity.

I plan to trade: ☐ 36–71 times ☐ 72–119 times ☐ 120(+) times

CASH MANAGEMENT FEATURES

The features below provide you ways to access the money in your Fidelity Account. For more information on these features, please visit Fidelity.com/goto/checking. By selecting the features below, you are acknowledging that you have read and agree to the terms set forth in the Customer Agreement.

To Transfer Money Regularly to Your Account:

Fidelity Automatic Account Builder®

This service allows you to establish monthly or quarterly automatic purchases to your Fidelity Account from your bank account. There is a $100 minimum per purchase ($500 for Spartan® funds) and a $100,000 maximum per purchase. Adding this service also provides Money Line capabilities (see below for more information on Money Line).

I would like to automatically invest $ ______________ starting (Month/Day/Year) ☐☐-☐☐-☐☐☐☐

every ☐ Month or ☐ Quarter from my bank account to my ☐ Fidelity core account or to the following mutual fund:

____

(Mutual Fund Name)

If a start date or amount is not provided, the installment will begin on the first day of the frequency indicated above and the investment amount will be $100.

I would like to stop my regular investments in the fund(s) described above on (Month/Day/Year) ☐☐-☐☐-☐☐☐☐

Please attach a voided check from your bank to this application to provide routing information.

To Move Money between Your Fidelity Account and Other Accounts:

Fidelity Money Line®

This service allows you to electronically transfer money between your bank and Fidelity accounts without paying a fee to Fidelity. Your bank may charge a fee.

☐ Yes, I wish to establish Money Line.

For Money Line feature to be established, at least one common name must match exactly between your Fidelity and Bank accounts, and a voided check or deposit slip containing the Bank ABA or ACH information is required with this application. If a voided check or deposit slip are not provided, all signatures on this application must be Signature Guaranteed.


John Doe
Sixty-One Maple St.
Anytown, MA 00000
PAY TO THE ORDER OF
VOID
Dollars
First National Bank
One Main Street, Anytown, MA 00000
910002010 509779195 701
Bank Routing No.

Attach check here.

To Withdraw the Cash in Your Fidelity Account:

Checkwriting[3] ($2,500 account minimum)

This service allows you to write checks on the cash in your core account.

☐ Yes, I wish to establish checkwriting. Please sign and attach the checkwriting signature card located in this booklet and return with this application.

Fidelity BillPay® [4]

This service allows you to pay bills online directly from your Fidelity Account.

☐ Yes, I wish to establish BillPay. I understand that a monthly fee may be assessed for some customers. (Fidelity BillPay is not available on Custodial UGMA/UTMA or business accounts.)

4 ACCOUNT FEATURES (CONTINUED)

Bank Wire

This service enables you to transfer money electronically from your Fidelity Account to your bank account using the Federal Reserve System. A fee of $15.00 may apply for each wire redemption from brokerage accounts.

☐ Yes, I wish to establish Bank Wire.

Bank Information

Type of Account:

☐ Checking

☐ Money Market Deposit Account

☐ Savings (Passbook savings accounts are not eligible.)

For Bank Wire feature to be established, at least one common name must match exactly between your Fidelity and Bank accounts, and a voided check is required with this application. If a voided check is not provided, or names do not match exactly, all signatures on this application must be Signature Guaranteed.

Please complete the following bank information. Your bank may use different Bank Routing Numbers for Bank Wire transactions (processed through the Federal Reserve System) and Fidelity Money Line (Electronic Funds Transfer transactions processed through the Automated Clearing House system). **It is important that you obtain the appropriate Bank Routing Number for Federal Wire transactions directly from your bank.**

Attach voided check here.

Name of Your Bank

Your Bank Account Number

Your Bank's Routing Number

Name(s) As It (They) Appear(s) on Your Bank Account

Bank Branch Phone Number

☐☐☐☐☐☐☐☐☐

Bank Routing Number (Please confirm with your bank.)

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

Bank Account Number

☐☐☐-☐☐☐-☐☐☐☐

Bank Branch Phone Number

If your banking institution is not a member of the Federal Reserve you must obtain the following information from your bank. There may be a one-day delay in receiving a wire through a correspondent bank.

Name of Correspondent Bank

Your Bank Account's Name at the Correspondent Bank

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

Your Bank's Account Number at the Correspondent Bank

☐☐☐☐☐☐☐☐☐

Correspondent Bank Transit/Routing Number

For Further Credit/Additional Instructions (if applicable)

4 ACCOUNT FEATURES (CONTINUED)

Debit and Credit Cards:

Fidelity Visa® Gold Check Card[5] (daily debit)

This card is a debit card that can be used to withdraw cash at ATMs or to make purchases at locations wherever Visa is accepted. Each transaction is debited from the core account position of your brokerage account daily.

☐ Yes, I wish to be considered for the Fidelity Visa Gold Check Card, issued by PNC Bank Delaware.

☐ Yes, I would like to receive an additional card for joint owner.

Fidelity American Express® Gold Card[6] (deferred debit)

This card is a deferred debit card that can be used to make purchases at locations where American Express is accepted, as well as to access cash through ATMs. Purchase transactions are debited from the core account position in your brokerage account once a month, while cash withdrawals are debited daily.

☐ Yes, I wish to be considered for the Fidelity American Express Gold Card, issued by American Express Bank, FSB. (This card is only available on nonretirement individual and joint registrations and cannot be issued on Trust, Custodial UGMA/UTMA, or business accounts.)

☐ Yes, I would like to receive an additional card for joint owner

Fidelity Investment Rewards® MasterCard® (credit)

This is a no-annual-fee credit card that allows you to earn 1.5% of eligible retail purchases charged to your card as cash rewards to add to your Fidelity Account. This card does not debit out of your Fidelity Account. MBNA, the issuing bank, will send a separate statement for this card. Please refer to the enclosed Investment Rewards Credit Card Program Disclosure Summary for rate, fee, and other cost information. Also, for reference, please refer to the Fidelity Investment Rewards Program Guidelines that will accompany new credit card account materials.

☐ Yes, I wish to be considered for the Fidelity Investment Rewards® MasterCard® credit card, issued and administered by MBNA America Bank, N.A. I authorize that for the purposes of applying for this credit card, Fidelity may share with MBNA the following pieces of information (as available): name(s), address, phone number(s), Social Security number, occupation, annual income, date of birth, and Fidelity Account number. I also acknowledge that I have read the enclosed Investment Rewards Credit Card Program Disclosure Summary for rate, fee, and other cost information. To apply for this product, you must be a U.S. resident with a U.S. address.

☐ Yes, I would like to receive an additional card for joint owner.

Fidelity WorldPoints℠ MasterCard® (credit)

This is a no-annual-fee credit card that allows you to earn 1% of eligible retail purchases charged to your card as points that can be redeemed for travel or merchandise. This card does not debit out of your Fidelity Account. MBNA, the issuing bank, will send a separate statement for this card. Please refer to the enclosed WorldPoints Credit Card Program Disclosure Summary for rate, fee, and other cost information. Also, for reference, please refer to the WorldPoints Program Guidelines that will accompany new credit card account materials.

☐ Yes, I wish to be considered for the Fidelity WorldPoints℠ MasterCard® credit card, issued and administered by MBNA America Bank, N.A. I authorize that for the purposes of applying for this credit card, Fidelity may share with MBNA the following pieces of information (as available): name(s), address, phone number(s), Social Security number, occupation, annual income, and date of birth. I also acknowledge that I have read the enclosed WorldPoints Credit Card Program Disclosure Summary for rate, fee, and other cost information. To apply for this product, you must be a U.S. resident with a U.S. address.

☐ Yes, I would like to receive an additional card for joint owner.

[1] Subject to Fidelity's approval and may require a review of your credit history. Margin borrowing involves additional risks and is not suitable for all investors. By checking the box and signing this application, you acknowledge that you have read the margin agreement section of the Customer Agreement and agree to its terms. If applying for margin, Sections 1 and 2 must be completed in their entirety. **Not available on UGMA/UTMA, Estate, or other non-Trust Fiduciary accounts.**

[2] Active Trader Services requires Fidelity's approval and, if approved, eligibility will be reviewed periodically after enrollment. See commission schedule in the Supplemental Information booklet for details.

[3] All checks written will be reported on your Fidelity Account statement. Fidelity must have a signature card on file to establish this service.

[4] Schedule bills to be paid electronically from your Fidelity Account through **Fidelity.com**. The monthly fee is $6.95 and is waived for BillPay customers who trade 36+ times in a rolling 12-month period or maintain $100,000 or more in certain retail assets at Fidelity. See the Fidelity BillPay Service Agreement for complete details.

[5] ($5,000 account minimum) The Fidelity Visa® Gold Check Card is issued by PNC Bank, Delaware, with no annual fee. By checking the box, you authorize PNC Bank, Delaware to check your employment and credit history and to answer questions about their payment experience with you. You have read and agree to the important disclosures pertaining to this request contained in the accompanying Fidelity Customer Agreement. All transactions are deducted from your Fidelity core account daily. The Visa Gold Check Card is available to nonretirement accounts with individual, joint, or trust registrations only and **cannot be issued to Custodial UGMA/UTMA accounts.**

[6] ($5,000 account minimum) The Card, issued by American Express Bank, FSB is available to nonretirement accounts with individual or joint registration only and cannot be issued on Trust, Custodial UGMA/UTMA, or business accounts. By checking the box, you authorize Fidelity to release certain account information to American Express in order for American Express to evaluate your request for the Card. Evaluation of your request may involve a review of your credit, including requesting reports from consumer reporting agencies, and you hereby authorize American Express to request such information. You have read and agree to the important disclosures pertaining to this request contained in the accompanying Fidelity Customer Agreement. The Card provides up to 30 days' float on purchases before they are deducted from your core account (cash advances are debited daily).

FOLD AT PERFORATION AND DETACH

5 SIGNATURE (ALL OWNERS MUST SIGN THE APPLICATION)

Each owner and custodian/fiduciary must READ the separate Customer Agreement and SIGN this section in ink.

I hereby request Fidelity Brokerage Services LLC and National Financial Services LLC (collectively "Fidelity") to open a Fidelity Account in the name(s) listed as account owner(s) on this application.

- I acknowledge that I have been furnished with a copy of the Fidelity Account Customer Agreement and that I have read, understood, and agree to be bound by its terms and conditions as they are currently in effect and as they may be amended in the future. I am at least 18 years of age and of full legal age in the state in which I reside. I understand that, upon issuer's request in accordance with applicable rules and regulations, Fidelity will supply my name to issuers of any securities held in my account so I might receive any important information regarding them, unless I notify Fidelity.
- **I understand that the Customer Agreement and its enforcement shall be governed by the laws of the Commonwealth of Massachusetts.** It shall cover individually and collectively all accounts which I may open or reopen with Fidelity. It shall inure to the benefit of Fidelity's successors and assigns, whether by merger, consolidation, or otherwise. Fidelity may transfer my account to your successors and assigns, and this Agreement shall be binding upon my heirs, executors, administrators, successors, and assigns.
- I have received and read either the Prospectus or the Profile Prospectus for Fidelity Municipal Money Market Fund. If I received the Profile Prospectus, I understand that I may purchase shares of Fidelity Municipal Money Market Fund now or request to receive and review the Fund's full prospectus before I make a decision to invest in Fidelity Municipal Money Market Fund.
- I hereby authorize Fidelity, upon receiving instructions from me, to make payments of amounts representing redemptions by me or distributions payable to me by initiating credit or debit entries to the bank account (Bank) indicated on the attached "voided" check. I authorize and request the Bank to accept such entries from Fidelity, and to credit or debit, as indicated, my account at the Bank in accordance with these entries. I understand that Fidelity will not be liable for any loss, expense, or cost arising out of my instructions provided that it institutes reasonable procedures to prevent unauthorized transactions. I acknowledge that this authorization may only be revoked by providing written notice of revocation to Fidelity, in such time and manner as afford Fidelity and the Bank a reasonable opportunity to act upon it.
- I (We), the undersigned, hereby constitute and appoint Fidelity our true and lawful attorney to surrender for redemption any and all shares held in the above-indicated accounts with full power of substitution in the premises. Fidelity will sell what we are instructed to and then wire the funds. Fidelity is hereby authorized and directed to accept and act upon any directions for redemptions of shares held in the above account from account owner who requests payment to be made to the bank account above. I (We) understand and agree that Fidelity will not be liable for any loss, expense, or costs arising out of any telephone request for redemption so long as Fidelity transmits the redemption proceeds to the bank account identified above. Fidelity reserves the right to cease to act as agents to the above appointment upon 30 days after written notice to the address noted on this form. I (We) further certify and agree that the above certifications, authorizations, and appointments in this document will continue until Fidelity receives the actual written notice of any change thereof.
- **If I am a U.S. person (including a U.S. resident alien), I certify under penalties of perjury that: (1) I am a U.S. person (including a U.S. resident alien) and the Social Security or Taxpayer Identification Number provided is correct (or that I am waiting for a number to be issued to me); and (2) I am not subject to backup withholding because: (a) I am exempt from backup withholding; or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding for failure to report all dividend and interest income; or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Cross out item 2 if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.) If I am not a U.S. person (including a U.S. resident alien), I am submitting the applicable Form W-8 with this form to certify my foreign status and, if applicable, claim tax treaty benefits.**
- I certify that this account is not a Pooled or Omnibus Account. A Pooled or Omnibus Account is a single account that pools the holdings of more than one beneficial owner, whose identities are not disclosed to Fidelity, in which the beneficial owners have the ability to affect transactions, and for which subaccounting is performed by the omnibus account holder or a third party.
- **The following clause referring to lending of securities applies only to those accounts eligible and approved for margin. I understand that UGMA/UTMA, estate, and other non-trust fiduciary accounts cannot use margin. I hereby authorize Fidelity to lend, hypothecate, or rehypothecate, separately, or with the property of others, either to yourselves or to others, any property you may be carrying for me on margin. This authorization applies to all my accounts you carry and shall remain in force until you receive written notice of revocation at your main office in Boston, MA.**

- The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
- This account is governed by a predispute arbitration clause which is located on the last page of the Customer Agreement. I acknowledge receipt of the predispute arbitration clause.

X

SIGNATURE OF ACCOUNT OWNER Date (month, day, year)

X

SIGNATURE OF JOINT ACCOUNT OWNER/CUSTODIAN/FIDUCIARY Date (month, day, year)

Please tell us where you heard about Fidelity's financial solutions:

☐ Newspaper ☐ TV ☐ Magazine ☐ Radio ☐ Friend/Referral ☐ Direct Mail/Email ☐ Web ☐ Fidelity Branch

FOR FIDELITY USE ONLY ☐ Cash ☐ Margin ☐ ATP Account # Assigned ____________

Rep Name ____________ Reg. Rep. Signature ____________ Corp. ID ____________ Date ____________

Approving Manager's Signature ____________ Date ____________ Investor Center Number ____________

Photo ID Type ____________ Expiration Date ____________ Second Photo ID Type ____________ Expiration Date ____________

Fidelity INVESTMENTS

FOLD AT PERFORATION AND DETACH

DEFINED BENEFIT PLAN—FIDELITY FUNDS ACCOUNT APPLICATION

It's easy to fill out this application. Just complete all relevant sections, sign in ink, and return to Fidelity in the postage-paid envelope or mail to: Fidelity Investments, P.O. Box 770001, Cincinnati, OH 45277-0036.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, address, and a government-issued identification number before opening your account. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in an account. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your account may be restricted and/or closed if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information, or from any restriction placed upon, or closing of, your account.

1 ACCOUNT SETUP

Please complete the information as it should appear on your account.
All fields in bold are required for opening an account.
Note: A separate application is required to establish a rollover account to hold rollover assets for the benefit of an individual participant, pursuant to the Defined Benefit Plan.

2 FINANCIAL PROFILE

We are required by the NASD and other industry regulators to obtain the information in this section.

3 INVESTMENT INFORMATION

Please make your check payable to Fidelity Investments. Be sure to read the prospectus(es) for the fund(s) you choose.

4 SIGNATURE

Please be sure to sign your application in ink. **We cannot process your application without your signature.**

QUESTIONS? For more information

1-800-FIDELITY or **Fidelity.com**

Fidelity INVESTMENTS®

1 ACCOUNT SETUP

ACCOUNT OWNER

Please complete the following and provide Fidelity with a signed copy of your Defined Benefit Plan Adoption Agreement.

Sponsoring Company Name ______________________________

Plan Name (i.e., ABC Company Defined Benefit Plan) ______________________________

Date Plan Established (month/day/year) ☐☐-☐☐-☐☐☐☐ **Plan Tax Identification Number** ☐☐☐☐☐☐☐☐☐

Plan's Permanent address (no P.O. boxes) ______________________________
Street City State Zip

Mailing address (if different from above) ______________________________
Street City State Zip

State/Country of organization ______________________________

GOVERNMENT ID (FOREIGN TRUSTS ONLY) Identification document must have a reference number. Please attach a photocopy.

Government issued identification number ______________________________

Type of document ______________________________

Country of issuance ______________________________

Plan Structure To ensure protection of our mutual fund shareholders, your account investment must be fully disclosed to Fidelity. Since the Fidelity Funds Account is for the Defined Benefit Plan, it is assumed that this account is a trustee-directed, collectively invested account with no underlying participant-level trading.

☐ **Check this box** if this account is intended to hold rollover assets for the benefit of (an "FBO account") an individual participant and provide the participant's information below. Note: A separate account application must be submitted for each participant rollover account to be established.

Name of Participant ______________________________ ☐☐☐-☐☐-☐☐☐☐
First Name Middle Name Last Name Social Security number

TRUSTEE 1 If more than two Trustees, please attach a separate piece of paper with their names and required information from Trustee section in Account Setup. You must, however, include the signature of each Trustee on this account application. (If necessary, utilize the space beneath the "For Fidelity Use Only" box to include additional signatures.)

Full legal name ______________________________
First Name Middle Name Last Name

Date of birth (month/day/year) ☐☐-☐☐-☐☐☐☐ Email address ______________________________

Social Security number ☐☐☐-☐☐-☐☐☐☐ **or Taxpayer ID number** ☐☐-☐☐☐☐☐☐☐

Permanent address (no P.O. boxes) ______________________________
Street City State Zip

Mailing address (if different from above) ______________________________
Street City State Zip

Phone numbers Home ☐☐☐-☐☐☐-☐☐☐☐ Work ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ____________ Country of tax residence ☐ U.S. ☐ Other ____________

GOVERNMENT ID (FOREIGN CITIZENS ONLY) Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa*

☐ Foreign national identity document*

____
*Bank name required *Account number required

____
*Bank address required *Phone number required

Document number and country of issuance ______________________________
(Number from the document checked above)

U.S. driver's license number (if available) ______________________________ State of issuance ☐☐

1 ACCOUNT SETUP (CONTINUED)

TRUSTEE 1 (CONTINUED)

Employment status ☐ Employed ☐ Not employed ☐ Retired ______________________
Occupation (if retired or not employed, indicate source of income)

Employer's name and address ______________________
Name Street City State Zip

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ______________________

TRUSTEE 2

Full legal name ______________________
First Name Middle Name Last Name

Email address ______________________ **Date of birth (month/day/year)** ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐ **or Taxpayer ID number** ☐☐-☐☐☐☐☐☐☐

Permanent address (no P.O. boxes) ______________________
Street City State Zip

Mailing address (if different from above) ______________________
Street City State Zip

Phone numbers Home ☐☐☐-☐☐☐-☐☐☐☐ Work ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ____________ Country of tax residence ☐ U.S. ☐ Other ____________

GOVERNMENT ID (FOREIGN CITIZENS ONLY) Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa*

☐ Foreign national identity document*

*Bank name required *Account number required

*Bank address required *Phone number required

Document number and country of issuance ______________________
(Number from the document checked above)

U.S. driver's license number (if available) ______________________ State of issuance ☐☐

Employment status ☐ Employed ☐ Not employed ☐ Retired ______________________
Occupation (if retired or not employed, indicate source of income)

Employer's name and address ______________________
Name Street City State Zip

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ______________________

FOLD AT PERFORATION AND DETACH

2 FINANCIAL PROFILE (REQUIRED)

YOUR INVESTMENT OBJECTIVE

You should choose your investments based on your objectives, time frame, and tolerance for market fluctuation. From short-term liquid investments that seek to preserve capital (accepting the lowest returns in exchange for stability) to longer-term investments that seek maximum growth (but can tolerate very wide fluctuations in market values), you can choose an approach that's best for you. Simply check the box below that most closely matches your investment objective.

Check one profile (Determine your profile using the information below.)

☐ 1 Short-Term ☐ 2 Conservative ☐ 6 Balanced ☐ 3 Growth ☐ 5 Aggressive Growth ☐ 4 Most Aggressive

SAMPLE PORTFOLIO MIX

Asset Class

☐ Short-Term ☐ Bonds
☐ International Stocks
☐ U.S. Domestic Stocks


100%
50%
30%
20%
10%
45%
40%
5%
10%
25%
60%
5%
15%
70%
15%
20%
80%

Lower risk Shorter timeframe ⟷ Higher risk Longer timeframe

RETURN DATA*

	Short-Term	Conservative	Balanced	Growth	Aggressive Growth	Most Aggressive
1 Year Best	15.20%	31.06%	76.57%	109.55%	136.07%	162.89%
1 Year Worst	0.04%	-17.67%	-40.64%	-52.92%	-60.78%	-67.56%
5 Years Best	11.13%	16.79%	22.06%	27.23%	31.91%	36.12%
5 Years Worst	0.06%	-0.37%	-6.18%	-10.43%	-13.78%	-17.36%
20 Years Best	7.73%	10.85%	13.94%	15.62%	16.85%	17.88%
20 Years Worst	0.42%	2.92%	3.43%	3.10%	2.66%	1.89%
Average 1926 – 2004	3.72%	6.19%	8.22%	9.26%	9.97%	10.50%

Short-Term You seek to preserve your capital and can accept the lowest returns in exchange for price stability.
Conservative You seek to minimize fluctuations in market values by taking an income-oriented approach with some potential for capital appreciation (minimum required for writing covered call options).
Balanced You seek the potential for capital appreciation and some growth and can withstand moderate fluctuations in market value.
Growth You have a preference for growth and can withstand significant fluctuations in market value.
Aggressive Growth You seek aggressive growth and can tolerate wide fluctuations in market values, especially over the short term.
Most Aggressive You seek very aggressive growth and can tolerate very wide fluctuations in market values, especially over the short term (required for options strategies other than writing covered call options).

Check one box from each column.

ANNUAL INCOME (from all sources)	ESTIMATED NET WORTH (excluding residence)	ESTIMATED LIQUID NET WORTH	FEDERAL TAX BRACKET
☐ 1 Under $20,000	☐ 1 Under $30,000	☐ 1 Under $15,000	☐ 1 ≤15%
☐ 2 $20,000–$50,000	☐ 1 $30,000–$50,000	☐ 1 $15,000–$50,000	☐ 2 25%
☐ 3 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 3 $50,001–$100,000	☐ 3 >27%
☐ 4 Over $100,000	☐ 3 $100,001–$500,000	☐ 3 $100,001–$500,000	
	☐ 4 Over $500,000	☐ 4 Over $500,000	

*Average annual return data for Domestic Stocks, Bonds, and Short-Term asset classes range over a period from 1926–2004. Return data for the International Stock asset class range over the period from 1970–2004. Domestic Stocks are represented by the S&P 500,® bonds are represented by the U.S. Intermediate Term Government Bonds, Short-Term assets are based on the 30-day U.S. Treasury bill, and International Stocks are represented by the MS EAFE Index. This is for illustrative purposes only and is not indicative of any investment. Past performance is no guarantee of future results.

FOLD AT PERFORATION AND DETACH

3 INVESTMENT INFORMATION

Please make your check payable to Fidelity Investments. Note that Fidelity cannot accept foreign checks, money orders or Traveler's Checks. Be sure to read the prospectus(es) for the fund(s) you choose.*

Fidelity Fund Name:	Initial Investment Amount – generally $2,500**
A. ______________________	$ ☐,☐☐☐,☐☐☐.☐☐
B. ______________________	$ ☐,☐☐☐,☐☐☐.☐☐
C. ______________________	$ ☐,☐☐☐,☐☐☐.☐☐

*Note that some funds may charge a sales load and/or a short-term trading fee. In addition, an annual Fidelity mutual fund maintenance fee may be deducted from accounts with balances that fall below the fund's investment minimum.

**Fidelity fund minimums are generally $2,500. Higher minimums apply for index funds, municipal bond funds and some money market funds. See prospectus for more information.

4 SIGNATURE (ALL TRUSTEES MUST SIGN THE APPLICATION)

On behalf of the Trust, I/we hereby request Fidelity Distributors Corporation and Fidelity Service Company, Inc. (collectively "Fidelity" or "you") to open a Defined Benefit Plan—Fidelity Funds Account in the name of the Plan listed as account owner on this application. The Trustees of such plan hereby certify the following:

- Fidelity has the authority to accept orders and other instructions relative to the Trust accounts identified herein from the Trustee(s) or entities listed in Section 1, who may execute any documents on behalf of the Trust which you may require. By signing this form, the Trustee(s) hereby certifies(y) that you are authorized to follow the instructions of any Trustee and to deliver funds, securities, or any other assets in the plan to any Trustee or on any Trustee's instructions, including delivering assets to a Trustee personally. Fidelity, in its sole discretion and for its sole protection, may require the written consent of any or all Trustees prior to acting upon the instructions of any Trustee.
- There are no other Trustee(s) of the Trust other than those listed in Section 1.
- Should only one person execute this agreement, it shall be a representation that the signer is the sole Trustee. Where applicable, plural references in this certification shall be deemed singular.
- We, the Trustees, assume all fiduciary responsibility as Trustee(s) of the plan assets as well as administrative responsibility for all applicable recordkeeping, tax reporting, and tax withholding requirements.
- We, the Trustees, have the power under the Trust and applicable law to enter into the transactions and issue the instructions that we make in this account. Such power may include, without limitation, the authority to buy, sell, exchange, convert, tender, redeem and withdraw assets (including delivery of securities to and from the account) or otherwise for and at the risk of the Trust. We understand that all orders and transactions will be governed by the terms and conditions of any other account agreements applicable to this account.
- We, the Trustees, jointly and severally, indemnify you and hold you harmless from any claim, loss, expense, or other liability for effecting any transactions (including distributions) and acting upon any instructions given by the Trustees. We, the Trustees, certify that any and all transactions effected and instructions given on this account will be in full compliance with the Plan and Trust as well as the Employee Retirement Income Security Act of 1974, as amended, and the Internal Revenue Code.
- We, the Trustees, agree to inform you in writing of any change in the composition of the Trustees, or any other event which could alter the certifications made above.
- We, the Trustees, agree that any information we give to Fidelity on this account will be subject to verification, and we authorize you to obtain a credit report about any or all of the Trustees at any time. Upon written request, Fidelity will provide the name and address of the credit reporting agency used.

We have received and read either the Prospectus or the Profile Prospectus for Fidelity Cash Reserves. If we received the Profile Prospectus, we understand that we may purchase shares of Fidelity Cash Reserves now or request to receive and review the Fund's full prospectus before we make a decision to invest in Fidelity Cash Reserves. If we choose to invest now, we understand that Fidelity Cash Reserves will serve as the money market fund used to hold assets of my Defined Benefit Plan – Fidelity Funds Account pending other investment instructions. I understand that my Defined Benefit Plan – Fidelity Funds Account will be invested in accordance with my instructions as given from time to time to FBS.

We certify that all Trustees are at least 18 years of age and of full legal age in the state in which they reside. We understand that you will supply our names to issuers of any securities held in the account so we might receive any important information regarding them, unless we notify you not to do so. We understand that it is our responsibility to read the prospectus for any mutual fund into which we purchase or exchange. I understand the following fees may be collected by redeeming sufficient shares from the Fidelity fund(s) selected: (1) an annual maintenance fee of $12 for each account in each fund I select, and (2) a $10 liquidation fee when the plan account terminates. Fidelity Services Company, Inc. may change the fee schedule from time to time. I understand these fees do not cover the actuarial service necessary to administer the plan.

If we are U.S. citizens or resident aliens, we certify under penalties of perjury that: (1) the Social Security or taxpayer identification numbers provided above are correct; and (2) the plan is not subject to IRS backup withholding because: (a) it is exempt from backup withholding; or (b) we have not been notified by the IRS that the plan is subject to backup withholding; or (c) we have been notified by the IRS that the plan is no longer subject to backup withholding. (Cross out item 2 if it does not apply to you.)

The Internal Revenue Service does not require your consent to any provision of this document other than that the certifications required to avoid backup withholding.

SIGNATURE OF TRUSTEE-1 Date (month, day, year)	SIGNATURE OF TRUSTEE-2 Date (month, day, year)

Please tell us where you heard about Fidelity's financial solutions:

☐ Newspaper ☐ TV ☐ Magazine ☐ Radio ☐ Friend/Referral ☐ Direct Mail/Email ☐ Web ☐ Fidelity Branch

FOR FIDELITY USE ONLY ☐ Cash ☐ Margin ☐ ATP Account # Assigned ______

Rep Name ______ Reg. Rep. Signature ______ Corp ID ______ Date ______

Approving Manager's Signature ______ Date ______ Investor Center Number ______

Photo ID Type ______ Expiration Date ______ Second Photo ID Type ______ Expiration Date ______

Fidelity INVESTMENTS

FIDELITY NEW IRA ACCOUNT APPLICATION

To complete this application fill in all relevant sections, sign in ink, and return to: Fidelity Investments, P.O. Box 770001, Cincinnati, OH 45277-0036.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, address, and a government-issued identification number before opening your account. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in an account. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your account may be restricted and/or closed if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information, or from any restriction placed upon, or closing of, your account.

1 CHOOSE THE RIGHT IRA FOR YOU

Please select the type of account you would like to open.

2 TELL US WHO YOU ARE

Complete the account owner's information. This is the name that will appear on the account.

3 YOUR FINANCIAL PROFILE

We are required by the NASD and other industry regulators to obtain the information in this section.

4 FUNDING YOUR FIDELITY IRA

Simply check the appropriate box(es) indicating how you would like to fund your account.

5 INVESTMENT SELECTION (OPTIONAL)

Selecting investments for retirement can be as easy as selecting the year you want to retire. Fidelity Freedom Funds® are targeted to your desired year of retirement, and each Freedom Fund invests in a diversified portfolio of well-established, actively managed Fidelity funds.

If this section is left blank, contributions to your Fidelity IRA will be invested in your IRA core account, Fidelity Cash Reserves.

6 IRA BENEFICIARY DESIGNATION

Complete this section to designate beneficiaries to receive payment of the value of your IRA following your death.

7 ACCOUNT FEATURES

Complete this section if you are interested in more information about options trading, allowing third parties to buy, sell, and exchange securities, allowing third parties to act on your behalf, and/or Fidelity's Active Trader Services.

8 SIGNATURE

Please be sure to sign your application in ink. **We cannot process your application without your signature.**

Fidelity INVESTMENTS®

QUESTIONS? For more information

1-800-FIDELITY or **Fidelity.com**

FOLD AT PERFORATION AND DETACH

FOLD AT PERFORATION AND DETACH

1 CHOOSE THE RIGHT IRA FOR YOU

ACCOUNT TYPE

Indicate which type of IRA you are opening. You may open more than one type of IRA on this application. Check all boxes that apply. If you are opening a Roth IRA, you are responsible for maintaining and reporting your 5-year aging date to the IRS for purposes of qualified distributions.

☐ Roth IRA ☐ Traditional IRA ☐ Rollover IRA

2 TELL US WHO YOU ARE

Full legal name ______________________________
First Name Middle Name Last Name

Email address ______________________ **Date of birth (month/day/year)** ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐ **or Taxpayer ID number** ☐☐-☐☐☐☐☐☐☐

Permanent address (no P.O. boxes) ______________________________
Street City State Zip

Mailing address (if different from above) ______________________________
Street City State Zip

Phone numbers Day ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐ Evening ☐☐☐-☐☐☐-☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ______________ **Country of tax residence** ☐ U.S. ☐ Other ______________

FOREIGN CITIZENS ONLY—Government ID Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa* ______________________________
*Bank name required *Account number required

☐ Foreign national identity document* ______________________________
*Bank address required *Phone number required

Document number and country of issuance ______________________________
(Number from the document checked)

U.S. driver's license (if available) State of issuance ☐☐ ______________
License number

Employment status ☐ Employed ☐ Not employed ☐ Retired Occupation ______________
(if retired or not employed, indicate source of income)

☐ Self-Employed If you are self-employed and your company address is the same as your legal home address, please initial here that you work out of your home: ______

Employer's name and address ______________________________
Name Street City State Zip

Affiliations Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "Yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ______________

Be sure to sign this application before returning to Fidelity. Please continue. →

3 YOUR FINANCIAL PROFILE (REQUIRED)

YOUR INVESTMENT OBJECTIVE

You should choose your investments for this account based on your objectives, time frame, and tolerance for market fluctuation. From short-term liquid investments that seek to preserve capital (accepting the lowest returns in exchange for stability) to longer-term investments that seek maximum growth (but can tolerate very wide fluctuations in market values), you can choose an approach that's best for you.

Check one profile (Determine your profile using the information below.)

- ☐ 1 **Short-Term** You seek to preserve your capital and can accept the lowest returns in exchange for price stability.
- ☐ 2 **Conservative** You seek to minimize fluctuations in market values by taking an income-oriented approach with some potential for capital appreciation (minimum required for writing covered call options).
- ☐ 6 **Balanced** You seek the potential for capital appreciation and some growth and can withstand moderate fluctuations in market value.
- ☐ 3 **Growth** You have a preference for growth and can withstand significant fluctuations in market value.
- ☐ 5 **Aggressive Growth** You seek aggressive growth and can tolerate wide fluctuations in market values, especially over the short term.
- ☐ 4 **Most Aggressive** You seek very aggressive growth and can tolerate very wide fluctuations in market values, especially over the short term (required for options strategies other than writing covered call options).


SAMPLE PORTFOLIO MIX
Asset Class*
Short-Term
Bonds
International Stocks
U.S. Domestic Stocks
Short-Term
100%
Conservative
50%
30%
20%
Balanced
10%
40%
45%
5%
Growth
10%
25%
60%
5%
Aggressive Growth
15%
15%
70%
Most Aggressive
20%
80%
Lower risk
Shorter timeframe
Higher risk
Longer timeframe

RETURN DATA*

	Short-Term	Conservative	Balanced	Growth	Aggressive Growth	Most Aggressive
1 Year Best	15.20%	31.06%	76.57%	109.55%	136.07%	162.89%
1 Year Worst	0.04%	-17.67%	-40.64%	-52.92%	-60.78%	-67.56%
5 Years Best	11.13%	16.79%	22.06%	27.23%	31.91%	36.12%
5 Years Worst	0.06%	-0.37%	-6.18%	-10.43%	-13.78%	-17.36%
20 Years Best	7.73%	10.85%	13.94%	15.62%	16.85%	17.88%
20 Years Worst	0.42%	2.92%	3.43%	3.10%	2.66%	1.89%
Average (1926–2004)	3.72%	6.19%	8.22%	9.26%	9.97%	10.50%

Check one box in each column.

ANNUAL INCOME (from all sources)	ESTIMATED NET WORTH (excluding residence)	ESTIMATED LIQUID NET WORTH	FEDERAL TAX BRACKET
☐ 1 Under $20,000	☐ 1 Under $30,000	☐ 1 Under $15,000	☐ 1 ≤15%
☐ 2 $20,000–$50,000	☐ 1 $30,000–$50,000	☐ 1 $15,000–$50,000	☐ 2 25%
☐ 3 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 3 >27%
☐ 4 Over $100,000	☐ 3 $100,001–$500,000	☐ 3 $100,001–$500,000	
	☐ 4 Over $500,000	☐ 4 Over $500,000	

Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments but may provide greater potential return over the long term. Although bonds generally present less short-term risk and volatility than stocks, bonds do entail interest rate risk (as interest rate rise, bond prices usually fall and vice versa) and the risk of default, or the risk that an issuer will be unable to make income or principal payments. Additionally bonds and short-term investments entail greater inflation risk, or the risk that the return of an investment will not keep up with increases in the prices of goods and services, than stocks. Finally, foreign investments, especially those in emerging markets, involve greater risk and may offer greater potential return than U.S. investments.

Sample allocations assume that holdings match certain benchmarks: the Wilshire 5000 Total Market Index (for stocks) and the Lehman Universal Index (for bonds). Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments, but may provide greater potential return over the long term.

*Average annual return data for Domestic Stocks, Bonds, and Short-Term asset classes range over a period from 1926–2004. Return data for the International Stock asset class range over the period from 1970–2004. Domestic Stocks are represented by the S&P 500®; bonds are represented by the U.S. Intermediate Term Government Bonds; Short-Term assets are based on the 30-day U.S. Treasury bill; and International Stocks are represented by the MS EAFE Index. This is for illustrative purposes only and is not indicative of any investment. Past performance is no guarantee of future results.

Be sure to sign this application before returning to Fidelity. Please continue. →

4 FUNDING YOUR FIDELITY IRA

Maximum IRA contribution for tax year 2004 is $3,000 or $3,500 if age 50 or over. In 2005 it is $4,000 or $4,500 if age 50 or over.

A. ONE-TIME CONTRIBUTION

Checks should be made payable to National Financial Services, LLC. All contributions will be invested in your Fidelity IRA core account, Fidelity Cash Reserves. After confirming receipt of your assets into your Fidelity IRA core account, you can place a trade in a particular fund/security by trading online at Fidelity.com, using Fidelity Automated Service Telephone, or by calling a Fidelity Brokerage Representative at 1-800-FIDELITY (1-800-343-3548). Minimum initial investment is generally $2,500 per fund in your IRA.

☐ **Annual contribution, by check.** Please indicate the year(s) for which you are contributing on the front of your check. If no year is indicated, the contribution will be credited for the current year.

☐ **Rollover from another IRA or retirement plan, by check.** Assets you have withdrawn from a retirement account within the past 60 days.

☐ **Fund my IRA with a purchase from my existing Fidelity non-retirement account.** For Mutual Fund accounts, please indicate at least one fund below. For Brokerage accounts, if not coming from the core account, please indicate Mutual Fund(s) below.

Account Number ☐☐☐-☐☐☐☐☐☐ Fund (if applicable) ____________________

Dollar Amount $____________________ Contribution Year ☐☐☐☐

B. TRANSFERRING YOUR IRA(s)

☐ **Transfer an existing IRA from another financial institution.** The IRA you are opening must be the same registration as the one you are transferring (i.e., Traditional IRA to Traditional IRA). You will also need to complete the enclosed Fidelity Transfer of Assets form.

☐ **Transfer an existing Fidelity Mutual Fund IRA to a Fidelity Brokerage IRA***

My account number is ☐☐☐-☐☐☐☐☐☐

*If you currently have features on your existing IRA that you would like to have on your new IRA, you must reestablish the features on this account.

C. AUTOMATIC CONTRIBUTIONS

☐ Automatic contributions let you choose a monthly or quarterly date for automatic investment from your bank to your IRA. The minimum contribution is $200 per month (or $600 per quarter). This allows you to waive the minimum initial investment requirement of $2,500. All contributions will be invested in your Fidelity IRA core account, Fidelity Cash Reserves. After confirming receipt of your assets into your Fidelity IRA core account, the assets will be automatically exchanged to the investment selection indicated in section 5.

I would like to invest $__________ starting ☐☐-☐☐-☐☐☐☐ every ☐ month or ☐ quarter in my IRA. If a start day or investment amount is not provided, the scheduled contributions will begin on the first day of the frequency indicated above and the investment amount will be $200 per month.

☐ **For automatic contributions coming from another Fidelity account:**

To automatically move money between existing Fidelity accounts, at least one of the Social Security (or TIN) numbers must match between the source account and the target account.

Contributions will come **from** this Fidelity account number*: ☐☐☐-☐☐☐☐☐☐

*If a brokerage account is provided, the money will come from the core account.

☐ **For contributions coming from outside Fidelity:**
Attach a voided check from your checking, savings, or NOW/MDA account. Passbook savings are not eligible.
A common name must appear on both your bank and Fidelity accounts.

Attach check here.


John Doe
Sixty-One Maple St.
Anytown, MA 00000
PAY TO THE ORDER OF
VOID
$
Dollars
First National Bank
One Main Street, Anytown, Ma 00000
910002010 509779195 701

Bank Routing No.

FOLD AT PERFORATION AND DETACH

Be sure to sign this application before returning to Fidelity. Please continue.

4 FUNDING YOUR FIDELITY IRA (CONTINUED)

D. CONVERTING YOUR FIDELITY IRA TO A FIDELITY ROTH IRA. Fill out this section including the Tax Withholding Section below to convert your Fidelity Traditional IRA, Rollover IRA, SEP-IRA, or SIMPLE-IRA to a Fidelity Roth IRA. **Note: SIMPLE-IRA assets are required to wait the 2-year period applicable to SIMPLE-IRA distributions before they can be converted into a Roth IRA.**

1. Fidelity IRA to be converted: Account Number ☐☐☐-☐☐☐☐☐☐

2. The entire balance of your IRA will be converted, unless you indicate only a partial amount below:

Name of Security or Fund	Amount in Shares

3. ☐ **Do not withhold** taxes on the above conversion

Important Tax Withholding Notice for Distributions from Your IRA

IRS regulations require us to withhold federal income tax at the rate of 10% from your gross IRA distributions, unless you elect not to have withholding apply. You may elect NOT to have withholding apply for distributions (provided you have supplied Fidelity with a U.S. address). If your state residence is CA, DE, IA, KS, MA, ME, NC, OK, OR, or VT and federal income tax withholding is applied to your distribution, state income tax withholding will also apply. State tax withholding will be based on your state's minimum withholding requirement.

The tax withholding election you make in this section will only apply to this conversion request. Any amounts withheld (even if for the purpose of a tax payment) and not converted to your Fidelity Roth IRA within 60 days may be subject to a 10% early withdrawal penalty if you are under age 59½. Please note that withholding taxes from a Roth IRA conversion may make you ineligible for the conversion, as amounts withheld from the Traditional IRA are used in determining conversion AGI eligibility.

You are still responsible for the full payment of federal income tax, any state or local taxes, and any penalties which may apply to your withdrawal(s). You may incur IRS penalties if you are under age 59½. You may be responsible for payment of estimated taxes and you may incur penalties if estimated tax payments are not adequate, or if certain other requirements are not met.

If you are not a U.S. person (including U.S. resident alien), you must submit IRS Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Tax Withholding, with this conversion request to claim tax treaty benefits, if applicable. To obtain a W-8BEN, please consult your tax advisor or go to the IRS Web site at www.irs.gov.

5 INVESTMENT SELECTION (OPTIONAL)

Please note that this investment selection will only apply to contributions as indicated in Sections 4.A and 4.C.

☐ I would like to purchase mutual funds with my contribution(s).

For investors who want a one-fund investment solution, Fidelity Freedom Funds® make up an investment program designed to help you meet your retirement needs – whether you are 40 years away from retirement or expecting to retire within the year. Select the Freedom Fund that corresponds most closely to your desired year of retirement, and let Fidelity do the rest. For more information on Fidelity Freedom Funds please call us or visit Fidelity.com/freedom. Note that other investment alternatives having similar risk and return characteristics may be available. In applying an investment strategy to your individual situation, be sure to consider other assets, income and investments in addition to your interests in this account.

☐ Freedom Income	☐ Freedom 2005	☐ Freedom 2015	☐ Freedom 2025	☐ Freedom 2035
☐ Freedom 2000	☐ Freedom 2010	☐ Freedom 2020	☐ Freedom 2030	☐ Freedom 2040

–OR–

For investors who prefer to create their own portfolio, Fidelity offers a selection of over 140 Fidelity funds appropriate for retirement investing as well as over 4,500 FundsNetwork® funds.

☐ Other Fund Name ______________________ Fund Symbol ☐☐☐☐☐

☐ I will make my investment selections later and invest in Fidelity Cash Reserves at this time. Please skip to section 6.

I understand the fund choice indicated can only be purchased with its prospectus at the next available share price on the day of deposit of my retirement money to my core account.

If no selection is made in this section, contributions to your Fidelity IRA will be invested in your core account, Fidelity Cash Reserves. After confirming receipt of your assets into your core account, you can place a trade in a particular mutual fund/security by trading online at Fidelity.com, using Automated Service Telephone (1-800-544-5555), or by calling a Fidelity Brokerage Representative at 1-800-FIDELITY (1-800-343-3548).

Be sure to sign this application before returning to Fidelity. Please continue. ➛

6 IRA BENEFICIARY DESIGNATION (MUST ADD UP TO 100%)

Designate beneficiaries to receive payment of the value of your IRA following your death. This beneficiary designation applies to this account only and will not impact other Fidelity account beneficiary designations. (Any beneficiary designations you have named for any other Fidelity accounts will not apply to this account.) If you are opening more than one IRA on this application, the beneficiaries in this section will be listed on each new IRA. If you prefer to name different beneficiaries for each IRA, please enclose a letter of instruction.

Fill out this section completely. Leaving this section blank will indicate no beneficiary is named by you for this account and upon your death you agree to have payment of the value of this IRA made according to the rules of succession as outlined in the applicable Custodial Agreement and Disclosure Statement.

You may assign different percentages to each beneficiary. Ensure that your percentages total 100% for primary beneficiaries and 100% for contingent beneficiaries. A contingent beneficiary is defined as any one or more persons, trusts, or entities that may be chosen to receive your account assets if there are no surviving primary beneficiary(ies).

6A: Designation of Primary Beneficiary(ies)

	First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Relationship: Spouse	Non-Spouse Individual	Trust	Entity
1.							☐	☐	☐	☐
2.							☐	☐	☐	☐
3.							☐	☐	☐	☐
					Total 100%					

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Primary Beneficiary Designation.*

6B: Designation of Contingent Beneficiary(ies)

	First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Spouse	Non-Spouse Individual	Trust	Entity
1.							☐	☐	☐	☐
2.							☐	☐	☐	☐
3.							☐	☐	☐	☐
					Total 100%					

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Contingent Beneficiary Designation.*

*If this box is checked, if any primary or contingent beneficiary, as applicable, does not survive the account owner, but leaves surviving descendants, any share otherwise payable to such beneficiary shall instead be paid to such beneficiary's surviving descendants, by right of representation.

7 ACCOUNT FEATURES

To add the following features to your Fidelity no-fee IRA, visit Fidelity.com or check below to receive information by mail.

☐ **Options Trading:** To be considered for options trading within your brokerage account, all new account owners must complete a Fidelity Options Account Application. A separate Fidelity Options Account Application must be completed for each account in which you wish to trade options.

☐ **Trading Authority:** Allows third parties to buy, sell and exchange securities only.

☐ **Power of Attorney:** Allows third parties to act on your behalf.

☐ **Direct Deposit:** Allows you to make contributions to your Fidelity IRA directly from your paycheck.

ACTIVE TRADER FEATURES*

Check below to be considered for our Active Trader Services and discounted commissions if you plan on trading at least 36 times over a rolling 12-month period at Fidelity.

I plan to trade: ☐ 36–71 times ☐ 72–119 times ☐ 120+ times

*Active Trader Services require Fidelity's approval and, if approved, eligibility will be reviewed periodically after enrollment. See commission schedule in the Supplemental Information booklet for details.

Be sure to sign this application before returning to Fidelity. Please continue. →

FOLD AT PERFORATION AND DETACH

8 SIGNATURE (REQUIRED)

Please sign at the end of this section. We must have a signature to open the account.

- I hereby adopt the Fidelity IRA and/or Fidelity Roth IRA as indicated in Section 1, appointing Fidelity Management Trust Company (FMTC) (or any successor pursuant to the terms of the Fidelity IRA or Fidelity Roth IRA as the case may be) as Custodian, and Fidelity Brokerage Services LLC (FBS) and National Financial Services LLC (NFS) to perform administrative services. Notwithstanding Article 8, Section 27 of the Fidelity IRA Custodial Agreement and Article 9, Section 26 of the Fidelity Roth IRA Custodial Agreement, FMTC's acceptance of its appointment as Custodian is effective upon proper completion and signature of the application, and contingent upon timely delivery of this application, as signed and properly completed, to the Custodian. Acceptance will be evidenced by a Letter of Acceptance signed by, or on behalf of, FBS, FMTC, and NFS delivered upon the Custodian's receipt of the initial contribution.
- I have received and read either the Prospectus or the Profile Prospectus for Fidelity Cash Reserves and Fidelity Freedom Funds. If I received the Profile Prospectus, I understand that I may purchase shares of Fidelity Cash Reserves and Fidelity Freedom Funds now or request to receive and review the Fund's full prospectus before I make a decision to invest in Fidelity Cash Reserves and Fidelity Freedom Funds. If I choose to invest now, I understand that Fidelity Cash Reserves will serve as the money market fund used to hold assets of my IRA pending other investment instructions. I understand that my IRA will be invested in accordance with my instructions as given from time to time to FBS. Upon the issuer's request in accordance with applicable rules and regulations, Fidelity will disclose my name to issuers of securities, if securities are held in my account, so that I can receive important information unless I do not consent to disclosure and will notify FBS if I do not consent. I hereby certify under penalties of perjury that my Social Security number in Section 1 is correct. I also certify that I am of legal age to enter into this agreement. I understand that it is my responsibility to read the prospectus for any mutual fund into which I purchase or exchange.
- I have read the Schedule of Fees, and understand that certain brokerage fees and charges may apply to this account. FMTC may change the fee schedule from time to time, as provided in the Custodial Agreement. Although FMTC is a bank, I recognize that any investment company (i.e., any mutual fund/money market fund) in which this IRA may be invested is not a bank and is not backed or guaranteed by any bank or insured by the FDIC.
- I hereby authorize and request the custodian(s) of my IRA(s), Fidelity Management Trust Company, and its agents, affiliates, employees, or successor custodians ("Fidelity") to make distributions from or contributions to the Fidelity IRA listed above upon my instructions by initiating debit or credit entries to the account indicated above. If I had indicated herein that such payments are to be debited from or credited to my bank account, I hereby authorize the bank named in Section 4 ("BANK") to accept any such debit or credit entries initiated by Fidelity in such account and to debit or credit the same to such account, without responsibilities for correctness thereof or for the existence of any further authorization relating hereto. I hereby ratify any telephone instructions given pursuant to this authorization and agree Fidelity will not be liable for any losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identify of the caller. I further consent to the tape recording of all instructions given by telephone.
- I hereby authorize and request Fidelity to make exchanges and the mutual fund(s) in the retirement account named above to receive such transfers or exchanges as are necessary to effect the automatic exchanges as described in Sections 4 and 5 above. It is understood that this authorization may be terminated by me at any time by written notification to Fidelity, and to the BANK. Any such notification shall be effective only with respect to the entries after receipt of such notification and a reasonable time to act on it.
- For any trades in my accounts that are required for purchasing other mutual fund(s) or to transfer to my Core Account, those trades may take place up to four days prior to a purchase order.
- If in Section 4, I have requested a conversion from my existing Fidelity IRA to a Fidelity Roth IRA, I authorize and request the custodian of my existing IRA, FMTC, to make the above requested distribution from my IRA and conversion contribution to my Fidelity Roth IRA. I hereby attest that for the year of the conversion, my adjusted gross income is $100,000 or less.
- **This agreement shall be construed, administered, and enforced according to the laws of the Commonwealth of Massachusetts, except as superseded by federal law or statute. The Fidelity Brokerage Retirement Account Customer Agreement shall inure to the benefit of Fidelity's successors and assigns, whether by merger, consolidation, or otherwise.**
- **If I am a U.S. citizen or other U.S. person (including a resident alien individual), I hereby certify under the penalties of perjury, that the number shown on this form is my correct taxpayer identification number. If I am not a U.S. person (including a U.S. resident alien), I have attached IRS Form W-8BEN with this IRA application and my U.S. taxpayer identification number in order to claim tax treaty benefits, if applicable.**
- I hereby indemnify the Custodian (its agents, affiliates, successors, and employees) from any and all liability in the event I fail to meet any IRS requirements concerning my IRA(s).
- **I have received the Fidelity IRA and/or Fidelity Roth IRA Custodial Agreement and Disclosure Statement and agree to be bound to the terms of the applicable Custodial Agreement of which this application is a part.**
- **By signing below, I hereby consent to the terms of the applicable Custodial Agreement including the information and provisions set forth in this account application and to the beneficiary(ies) I have designated in this application. I understand that the payment to beneficiaries will be made according to the rules of succession described in the Fidelity IRA and/or Fidelity Roth IRA Custodial Agreements and Disclosure Statements.**
- **I have read, understand, and agree to be bound by the Fidelity Brokerage Retirement Account Customer Agreement governing this account as is currently in effect and as may be amended from time to time.**

All IRAs established with this application are governed by a pre-dispute arbitration clause, which is located on the last page of the Customer Agreement. I acknowledge receipt of the pre-dispute arbitration clause.

Please be sure to sign your application in ink.

We cannot process your application without your signature.

YOUR SIGNATURE **Date**

X

(You may wish to keep a copy of this application for your records.)

Fidelity Investments is a registered trademark owned by FMR Corp. Accounts are carried with our affiliate, National Financial Services LLC, a member of the New York Stock Exchange and other principal exchanges. Fidelity Investments, P.O. Box 770001, Cincinnati, OH 45277-0036.

FOR FIDELITY USE ONLY ☐ Cash ☐ Margin ☐ ATP Account # Assigned ____

Rep Name ____ Reg. Rep. Signature ____ Corp ID ____ Date ____

Approving Manager's Signature ____ Date ____ Investor Center Number ____

Photo ID Type ____ Expiration Date ____ Second Photo ID Type ____ Expiration Date ____

Fidelity INVESTMENTS

FOLD AT PERFORATION AND DETACH

FIDELITY SEP-IRA NEW ACCOUNT APPLICATION

Use this application to open a Fidelity SEP-IRA. To transfer your SEP-IRA directly to Fidelity from another custodian, you must also complete the enclosed Fidelity Transfer of Assets Form. **For help with this application, call us at 1-800-544-5373 between 8 a.m. and 8 p.m. ET.** Mail your completed application to: Fidelity Investments, P.O. Box 770001, Cincinnati, OH 45277-0036. **All sections must be completed.**

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, address, and a government-issued identification number before opening your account. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in an account. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your account may be restricted and/or closed if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information, or from any restriction placed upon, or closing of, your account.

1 ACCOUNT SETUP

Please complete the information as it should appear on your account. **All fields in bold are required for opening an account.**

2 FINANCIAL PROFILE

We are required by the NASD and other industry regulators to obtain the information in this section.

3 FUNDING YOUR ACCOUNT

Simply check the appropriate box(es) indicating how you would like to fund your account.

4 IRA BENEFICIARY DESIGNATION

Complete this section to designate beneficiaries to receive payment of the value of your SEP-IRA following your death.

5 ACCOUNT FEATURES

Complete this section if you are interested in more information about options trading, allowing third parties to buy, sell and exchange securities, and/or allowing third parties to act on your behalf.

6 SIGNATURE

Please be sure to sign your application in ink. **We cannot process your application without your signature.**

QUESTIONS? For more information

1-800-FIDELITY or **Fidelity.com**

Fidelity INVESTMENTS

(Please complete and return all pages except for this coversheet.)

FOLD AT PERFORATION AND DETACH

1 ACCOUNT SETUP

ACCOUNT OWNER

Full legal name ______________________________
First Name Middle Name Last Name

Email address ______________________ **Date of birth (month/day/year)** ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐

Permanent address (no P.O. boxes) ______________________________
Street City State Zip

Mailing address (if different from above) ______________________________
Street City State Zip

Phone numbers Daytime ☐☐☐-☐☐☐-☐☐☐☐ Evening ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ______________ Country of tax residence ☐ U.S. ☐ Other ______________

FOREIGN CITIZENS ONLY—GOVERNMENT ID Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa*

☐ Foreign national identity document*

____
*Bank name required *Account number required

____
*Bank address required *Phone number required

Document number and country of issuance ______________________________
(Number from the document checked)

U.S. driver's license number (if available) ______________________ State of issuance ☐☐

Employment status ☐ Employed ☐ Not employed ☐ Retired Occupation ______________________
(if retired or not employed, indicate source of income)

☐ Self Employed If you are self-employed and your company corporate address is the same as your legal home address, please initial here that you work out of your home: _______

Employer's name and address ______________________________
Name Street City State Zip

☐ Check here if your employment address and permanent residential address are the same.

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ______________________

2 FINANCIAL PROFILE (REQUIRED)

YOUR INVESTMENT OBJECTIVE

You should choose your investments for this account based on your objectives, time frame, and tolerance for market fluctuation. From short-term liquid investments that seek to preserve capital (accepting the lowest returns in exchange for stability) to longer-term investments that seek maximum growth (but can tolerate very wide fluctuations in market values), you can choose an approach that's best for you. Simply check the box below that most closely matches your investment objective.

Check one profile (Determine your profile using the information below.)

☐ 1 Short-Term ☐ 2 Conservative ☐ 6 Balanced ☐ 3 Growth ☐ 5 Aggressive Growth ☐ 4 Most Aggressive

SAMPLE PORTFOLIO MIX

Asset Class

- ☐ Short-Term
- ☐ Bonds
- ☐ International Stocks
- ☐ U.S. Domestic Stocks



100%
50%
30%
20%
10%
45%
40%
5%
10%
25%
60%
5%
15%
15%
70%
20%
80%
Lower risk
Shorter timeframe
Higher risk
Longer timeframe

RETURN DATA*

	Short-Term	Conservative	Balanced	Growth	Aggressive Growth	Most Aggressive
1 Year Best	15.20%	31.06%	76.57%	109.55%	136.07%	162.89%
1 Year Worst	0.04%	-17.67%	-40.64%	-52.92%	-60.78%	-67.56%
5 Years Best	11.13%	16.79%	22.06%	27.23%	31.91%	36.12%
5 Years Worst	0.06%	-0.37%	-6.18%	-10.43%	-13.78%	-17.36%
20 Years Best	7.73%	10.85%	13.94%	15.62%	16.85%	17.88%
20 Years Worst	0.42%	2.92%	3.43%	3.10%	2.66%	1.89%
Average (1926-2004)	3.72%	6.19%	8.22%	9.26%	9.97%	10.50%

Short-Term You seek to preserve your capital and can accept the lowest returns in exchange for price stability.

Conservative You seek to minimize fluctuations in market values by taking an income-oriented approach with some potential for capital appreciation (minimum required for writing covered call options).

Balanced You seek the potential for capital appreciation and some growth and can withstand moderate fluctuations in market value.

Growth You have a preference for growth and can withstand significant fluctuations in market value.

Aggressive Growth You seek aggressive growth and can tolerate wide fluctuations in market values, especially over the short term.

Most Aggressive You seek very aggressive growth and can tolerate very wide fluctuations in market values, especially over the short term (required for options strategies other than writing covered call options).

Check one box in each column.

ANNUAL INCOME (from all sources)	ESTIMATED NET WORTH (excluding residence)	ESTIMATED LIQUID NET WORTH	FEDERAL TAX BRACKET
☐ 1 Under $20,000	☐ 1 Under $30,000	☐ 1 Under $15,000	☐ 1 ≤15%
☐ 2 $20,000–$50,000	☐ 1 $30,000–$50,000	☐ 1 $15,000–$50,000	☐ 2 25%
☐ 3 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 3 >27%
☐ 4 Over $100,000	☐ 3 $100,001–$500,000	☐ 3 $100,001–$500,000	
	☐ 4 Over $500,000	☐ 4 Over $500,000	

*Average annual return data for Domestic Stocks, Bonds, and Short-Term asset classes range over a period from 1926–2004. Return data for the International Stock asset class range over the period from 1970–2004. Domestic Stocks are represented by the S&P 500®; bonds are represented by the U.S. Intermediate Term Government Bonds; Short-Term assets are based on the 30-day U.S. Treasury bill; and International Stocks are represented by the MS EAFE Index. This is for illustrative purposes only and is not indicative of any investment. Past performance is no guarantee of future results.

3 FUNDING YOUR FIDELITY SEP-IRA (CHECK ALL BOXES THAT APPLY)

The minimum initial investment is $500. **Checks should be made payable to Fidelity Investments.** Unless securities are being transferred "in kind" from another custodian, all SEP-IRA contributions will be invested in your core account, Fidelity Cash Reserves. After confirming receipt of your assets into your Fidelity SEP-IRA, you can place a trade in a particular fund/security by trading online at **Fidelity.com**, using *Fidelity Automated Service Telephone (FAST®)*, or calling a Fidelity Brokerage Trading Representative at 1-800-544-3939.

- ☐ I've enclosed a check for $__________ made payable to Fidelity Investments, which represents a: (check one)
  - ☐ **Regular SEP-IRA contribution** (up to a maximum annual contribution of the lesser of 25% of compensation or $41,000 for 2004 and $42,000 for 2005 per plan participant, including any applicable sales charges).*

  OR

  - ☐ **60-day rollover of assets withdrawn from an existing SEP-IRA.** (Be sure to notify your employer.)
- ☐ Check here if you are purchasing a Fidelity mutual fund(s) as indicated below. I understand the fund(s) indicated can only be purchased consistent with its prospectus at the next available share price on the business day following the deposit of my retirement money to my core account.

  Fidelity Fund Name __________ Fund Symbol __________ Dollar Amount $ ☐☐☐,☐☐☐.☐☐

  Fidelity Fund Name __________ Fund Symbol __________ Dollar Amount $ ☐☐☐,☐☐☐.☐☐
- ☐ I am transferring all Fidelity mutual fund shares "in kind" from my existing Fidelity Funds Account SEP-IRA.

  Transfer all mutual fund assets from my Fidelity Account Number ☐☐☐☐☐☐☐☐☐
- ☐ I am transferring SEP-IRA assets from another custodian and have included a Fidelity Transfer of Assets Form and a copy of my most recent statement. (Be sure to notify your employer.)

*The maximum compensation on which contributions can be based is $205,000 for 2004 and $210,000 for 2005. For self-employed individuals, compensation means earned income. The IRS requires that all brokerage commissions and sales charges must be deducted from your contribution amount and cannot be paid separately.

4 INVESTMENT SELECTION (OPTIONAL)

Please note that this investment selection will only apply to contributions as indicated in Sections 4.A and 4.C.

☐ I would like to purchase mutual funds with my contribution(s).

For investors who want a one-fund investment solution, Fidelity Freedom Funds® make up an investment program designed to help you meet your retirement needs – whether you are 40 years away from retirement or expecting to retire within the year. Select the Freedom Fund that corresponds most closely to your desired year of retirement, and let Fidelity do the rest. For more information on Fidelity Freedom Funds please call us or visit Fidelity.com/freedom. Note that other investment alternatives having similar risk and return characteristics may be available. In applying an investment strategy to your individual situation, be sure to consider other assets, income and investments in addition to your interests in this account.

☐ Freedom Income	☐ Freedom 2005	☐ Freedom 2015	☐ Freedom 2025	☐ Freedom 2035
☐ Freedom 2000	☐ Freedom 2010	☐ Freedom 2020	☐ Freedom 2030	☐ Freedom 2040

–OR–

For investors who prefer to create their own portfolio, Fidelity offers a selection of over 140 Fidelity funds appropriate for retirement investing as well as over 4,500 FundsNetwork® funds.

☐ Other Fund Name __________ Fund Symbol ☐☐☐☐☐

☐ I will make my investment selections later and invest in Fidelity Cash Reserves at this time. Please skip to section 6.

I understand the fund choice indicated can only be purchased with its prospectus at the next available share price on the day of deposit of my retirement money to my core account.

If no selection is made in this section, contributions to your Fidelity IRA will be invested in your core account, Fidelity Cash Reserves. After confirming receipt of your assets into your core account, you can place a trade in a particular mutual fund/security by trading online at Fidelity.com, using Automated Service Telephone (1-800-544-5555), or by calling a Fidelity Brokerage Representative at 1-800-FIDELITY (1-800-343-3548).

FOLD AT PERFORATION AND DETACH

5 IRA BENEFICIARY DESIGNATION (MUST ADD UP TO 100%)

Designate beneficiaries to receive payment of the value of your SEP-IRA following your death. This beneficiary designation applies to this account only and will not impact other Fidelity account beneficiary designations. Additionally, any beneficiary designation you have named for other Fidelity accounts will not apply to this account.

Fill out this section completely. Leaving this section blank will indicate no beneficiary is named by you for this account and upon your death you agree to have the payment of the value of this SEP-IRA made according to the rules of succession as outlined in the applicable Custodial Agreement and Disclosure Statement.

You may assign different percentages to each beneficiary. Ensure that your percentages total 100% for Primary Beneficiaries and 100% for Contingent Beneficiaries. A Contingent Beneficiary is defined as any one or more persons, trusts, or entities that may be chosen to receive your account assets if there are no surviving Primary Beneficiary(ies).

4A: Designation of Primary Beneficiary(ies)

First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Relationship: Spouse	Non-Spouse Individual	Trust	Entity
1.						☐	☐	☐	☐
2.						☐	☐	☐	☐
3.						☐	☐	☐	☐
				Total 100%					

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Primary Beneficiary Designation.*

4B: Designation of Contingent Beneficiary(ies)

First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Spouse	Non-Spouse Individual	Trust	Entity
1.						☐	☐	☐	☐
2.						☐	☐	☐	☐
3.						☐	☐	☐	☐
				Total 100%					

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Contingent Beneficiary Designation.*

*If this box is checked, if any primary or contingent beneficiary, as applicable, does not survive the account owner, but leaves surviving descendants, then any share otherwise payable to such beneficiary shall instead be paid to such beneficiary's surviving descendants, by right of representation.

6 ACCOUNT FEATURES

To add the following features to your SEP-IRA, check below to receive the form by mail or visit Fidelity.com to print the form.

☐ **Options Trading:** To be considered for options trading within your brokerage account, all new account owners must complete a Fidelity Options Account Application. A separate Fidelity Options Account Application must be completed for each account in which you wish to trade options.

☐ **Trading Authority:** Allows third parties to buy, sell and exchange securities only.

☐ **Power of Attorney:** Allows third parties to act on your behalf.

7 SIGNATURE (REQUIRED)

- I hereby adopt the Fidelity SEP-IRA, appointing Fidelity Management Trust Company (FMTC) (or any successor pursuant to the terms of the Fidelity IRA) as Custodian, and Fidelity Brokerage Services LLC (FBS) and National Financial Services LLC (NFS) to perform administrative services. Acceptance will be evidenced by a Letter of Acceptance signed by, or on behalf of, FBS, FMTC and NFS. I understand the Fidelity SEP-IRA can only be used in conjunction with IRS Form 5305-SEP.
- I have received and read either the Prospectus or the Profile Prospectus for Fidelity Cash Reserves. If I received the Profile Prospectus, I understand that I may purchase shares of Fidelity Cash Reserves now or request to receive and review the Fund's full prospectus before I make a decision to invest in Fidelity Cash Reserves. If I choose to invest now, I understand that Fidelity Cash Reserves will serve as the money market fund used to hold assets of my SEP-IRA pending other investment instructions. I understand that my SEP-IRA will be invested in accordance with my instructions as given from time to time to FBS. Upon the issuer's request, in accordance with applicable rules and regulations, Fidelity will disclose my name to issuers of securities, if securities are held in my account, so that I can receive important information. If I do not consent to such disclosure, I will notify FBS in writing. I hereby certify under penalties of perjury that my Social Security number in Section 1 is correct. I also certify that I am of legal age to enter into this agreement, and that my employer has adopted a SEP. I understand that it is my responsibility to read the prospectus for any mutual fund into which I purchase or exchange.
- I have read the Schedule of Fees, and understand that certain brokerage fees and charges may apply to this account. FMTC may change the fee schedule from time to time, as provided in the Custodial Agreement. Although FMTC is a bank, I recognize that any investment company (i.e., any mutual fund/money market fund) in which this IRA may be invested is not a bank and is not backed or guaranteed by any bank or insured by the FDIC. **This agreement shall be construed, administered and enforced according to the laws of the Commonwealth of Massachusetts, except as superseded by federal law or statute. The Fidelity Brokerage Retirement Account Customer Agreement shall inure to the benefit of Fidelity's successors and assigns, whether by merger, consolidation, or otherwise.**
- I hereby indemnify the Custodian (its agents, affiliates, successors, and employees) from any and all liability in the event I fail to meet any IRS requirements concerning my IRA(s).
- **I acknowledge that I have been furnished with the Fidelity IRA Custodial Agreement and Disclosure Statement and Account Custodial Agreement, and that I have read, understood and agree to be bound by its terms and conditions as they are currently in effect and as they may be amended in the future.**
- **By signing below, I hereby consent to the terms of the Custodial Agreement, including the information and provisions set forth in this account application and instructions, and to the beneficiary(ies) I have designated in this application. I understand that payment to beneficiaries will be made according to the rules of succession described in the Fidelity IRA Custodial Agreement and Disclosure Statement. Terms and conditions of the agreements may be amended from time to time.**
- **I have read, understand, and agree to be bound by the Fidelity Brokerage Retirement Account Customer Agreement governing this account as is currently in effect and as may be amended from time to time.**

This account is governed by a pre-dispute arbitration clause, which is located on the last page of the Customer Agreement. I acknowledge receipt of the pre-dispute arbitration clause.

X

SIGNATURE　　　　Date (month, day, year)

Please tell us where you heard about Fidelity's financial solutions:

☐ Newspaper ☐ TV ☐ Magazine ☐ Radio ☐ Friend/Referral ☐ Direct Mail/Email ☐ Web ☐ Fidelity Branch

FOR FIDELITY USE ONLY ☐ Cash ☐ ATP Account # Assigned ____

Rep Name ____ Reg. Rep. Signature ____ Corp ID ____ Date ____

Approving Manager's Signature ____ Date ____ Investor Center Number ____

Photo ID Type ____ Expiration Date ____ Second Photo ID Type ____ Expiration Date ____

FOLD AT PERFORATION AND DETACH

TRUST—FIDELITY ACCOUNT® APPLICATION

It's easy to fill out this application. Just complete all relevant sections, sign in ink, and return to Fidelity in the postage-paid envelope or mail to: Fidelity Investments, P.O. Box 770001, Cincinnati, OH 45277-0036.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, address, and a government-issued identification number before opening your account. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in an account. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your account may be restricted and/or closed if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information, or from any restriction placed upon, or closing of, your account.

1 ACCOUNT SETUP

Please select the type of account you would like to open, complete the account owner's information and attach copies of those pages of the trust which provide the full name of the trust and all signatures.
All fields in bold are required for opening an account.

Note: Do not use this application to establish a retirement account or an Omnibus (pooled) account at Fidelity. Contact a Fidelity representative at 1-800-FIDELITY for further instructions.

2 FINANCIAL PROFILE

We are required by the NASD and other industry regulators to obtain the information in this section.

3 FUNDING YOUR ACCOUNT

A minimum deposit of $2,500 is required to open your account. You may pay by check, certificate, or by transferring assets (from your bank or another account). Simply check the appropriate box(es) to fund your account.

4 ACCOUNT FEATURES

Your account has a wide range of features to help you manage your finances — from making automatic investments to checkwriting, debit card, and bill payment services. More information on each of these services is included in this section.

5 SIGNATURE

Please be sure to sign your application in ink. **We cannot process your application without your signature.**

QUESTIONS?

For more information

1-800-FIDELITY or **Fidelity.com**

Fidelity INVESTMENTS®

FOLD AT PERFORATION AND DETACH

1 ACCOUNT SETUP

ACCOUNT OWNER

Trust customers must complete the following and attach copies of those pages of the trust which provide the full name of the trust and all signatures. We will review and store only the portions of the trust containing this requested information.

Full legal name of trust ______________________

For the benefit of ______________________

Date of trust (month/day/year) __-__-____

Social Security number ___-__-____ **or Trust Taxpayer ID number** __-_______

Permanent address (no P.O. boxes) ______________________
Street City State Zip

Mailing address (if different from above) ______________________
Street City State Zip

State/Country of organization ______________________

GOVERNMENT ID (FOREIGN TRUSTS ONLY) Identification document must have a reference number. Please attach a photocopy.

Government issued identification number ______________________

Type of document ______________________

Country of issuance ______________________

TRUSTEE 1

If more than two Trustees, please attach a separate piece of paper with their names and required information from Trustee section in Account Setup and the signature of each Trustee.

Full legal name ______________________
First Name Middle Name Last Name

Email address ______________________ **Date of birth (month/day/year)** __-__-____

Social Security number ___-__-____ **or Taxpayer ID number** __-_______

Permanent address (no P.O. boxes) ______________________
Street City State Zip

Mailing address (if different from above) ______________________
Street City State Zip

Phone numbers Evening ___-___-____ Day ___-___-____ Ext. ____

Countries of citizenship ☐ U.S. ☐ Other(s) ______________ Country of tax residence ☐ U.S. ☐ Other ______________

GOVERNMENT ID (FOREIGN CITIZENS ONLY) Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa* ______________________
*Bank name required *Account number required

☐ Foreign national identity document* ______________________
*Bank address required *Phone number required

Document number and country of issuance ______________________
(Number from the document checked above)

U.S. driver's license number (if available) ______________________ State of issuance __

1 ACCOUNT SETUP (CONTINUED)

TRUSTEE 1 (CONTINUED)

Employment status ☐ Employed ☐ Not employed ☐ Retired ____________________
Occupation (if retired or not employed, indicate source of income)

Employer's name and address ____________________
Name Street City State Zip

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ____________________

TRUSTEE 2

Full legal name ____________________
First Name Middle Name Last Name

Email address ____________________ **Date of birth (month/day/year)** ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐ **or Taxpayer ID number** ☐☐-☐☐☐☐☐☐☐

Permanent address ____________________
(no P.O. boxes) Street City State Zip

Mailing address ____________________
(if different from above) Street City State Zip

Phone numbers Evening ☐☐☐-☐☐☐-☐☐☐☐ Day ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ____________________ Country of tax residence ☐ U.S. ☐ Other ____________________

GOVERNMENT ID (FOREIGN CITIZENS ONLY) Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ____________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa* ____________________
*Bank name required *Account number required

☐ Foreign national identity document* ____________________
*Bank address required *Phone number required

Document number and country of issuance ____________________
(Number from the document checked above)

U.S. driver's license number (if available) ____________________ State of issuance ☐☐

Employment status ☐ Employed ☐ Not employed ☐ Retired ____________________
Occupation (if retired or not employed, indicate source of income)

Employer's name and address ____________________
Name Street City State Zip

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ____________________

2 FINANCIAL PROFILE (REQUIRED)

INVESTMENT OBJECTIVE FOR THE TRUST

You should choose your investments based on your objectives, time frame, and tolerance for market fluctuation. From short-term liquid investments that seek to preserve capital (accepting the lowest returns in exchange for stability) to longer-term investments that seek maximum growth (but can tolerate very wide fluctuations in market values), you can choose an approach that's best for you. Simply check the box below that most closely matches your investment objective.

Check one profile (Determine your profile using the information below.)

☐ 1 Short-Term ☐ 2 Conservative ☐ 6 Balanced ☐ 3 Growth ☐ 5 Aggressive Growth ☐ 4 Most Aggressive

SAMPLE PORTFOLIO MIX

Asset Class

☐ Short-Term ☐ Bonds ☐ International Stocks ☐ U.S. Domestic Stocks


100%
50%
30%
20%
10%
40%
45%
5%
10%
25%
60%
5%
15%
15%
70%
20%
80%

Lower risk
Shorter timeframe ⟷ Higher risk
Longer timeframe

RETURN DATA*

	Short-Term	Conservative	Balanced	Growth	Aggressive Growth	Most Aggressive
1 Year Best	15.20%	31.06%	76.57%	109.55%	136.07%	162.89%
1 Year Worst	0.04%	-17.67%	-40.64%	-52.92%	-60.78%	-67.56%
5 Years Best	11.13%	16.79%	22.06%	27.23%	31.91%	36.12%
5 Years Worst	0.06%	-0.37%	-6.18%	-10.43%	-13.78%	-17.36%
20 Years Best	7.73%	10.85%	13.94%	15.62%	16.85%	17.88%
20 Years Worst	0.42%	2.92%	3.43%	3.10%	2.66%	1.89%
Average (1926–2004)	3.72%	6.19%	8.22%	9.26%	9.97%	10.50%

Short-Term You seek to preserve your capital and can accept the lowest returns in exchange for price stability.

Conservative You seek to minimize fluctuations in market values by taking an income-oriented approach with some potential for capital appreciation (minimum required for writing covered call options).

Balanced You seek the potential for capital appreciation and some growth and can withstand moderate fluctuations in market value.

Growth You have a preference for growth and can withstand significant fluctuations in market value.

Aggressive Growth You seek aggressive growth and can tolerate wide fluctuations in market values, especially over the short term.

Most Aggressive You seek very aggressive growth and can tolerate very wide fluctuations in market values, especially over the short term (required for options strategies other than writing covered call options).

Check one box from each column. (Please provide financial information for the Trust.)

ANNUAL INCOME (from all sources)	ESTIMATED NET WORTH (excluding residence)	ESTIMATED LIQUID NET WORTH	FEDERAL TAX BRACKET
☐ 1 Under $20,000	☐ 1 Under $30,000	☐ 1 Under $15,000	☐ 1 ≤15%
☐ 2 $20,000–$50,000	☐ 1 $30,000–$50,000	☐ 1 $15,000–$50,000	☐ 2 25%
☐ 3 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 3 $50,001–$100,000	☐ 3 ≥28%
☐ 4 Over $100,000	☐ 3 $100,001–$500,000	☐ 3 $100,001–$500,000	
	☐ 4 Over $500,000	☐ 4 Over $500,000	

*Return data for Domestic Stocks, Bonds, and Short-Term asset classes range over a period from 1926–2004. Return data for the International Stock asset class range over the period from 1970–2004. Domestic Stocks are represented by the S&P 500,® bonds are represented by the U.S. Intermediate Term Government Bonds, Short-Term assets are based on the 30-day U.S. Treasury bill, and International Stocks are represented by the MS EAFE Index. This is for illustrative purposes only and is not indicative of any investment. Past performance is no guarantee of future results.

3 FUNDING YOUR ACCOUNT

The minimum initial deposit required to open this account is $2,500 in cash and/or eligible securities. Orders placed in a new account require 100% of any initial trade's value. You may fund your Fidelity Account in any of the five ways listed below:

BY CHECK

☐ I have enclosed a check for $ ______________________ made payable to **National Financial Services LLC**, to be deposited to my core Fidelity Account.

FOLD AT PERFORATION AND DETACH

3 FUNDING YOUR ACCOUNT (CONTINUED)

TRANSFER FROM OTHER FIRM

☐ I am transferring money or securities from another firm and have included a Transfer of Assets form. (see attached form)

$ ____________________

TRANSFER FROM EXISTING FIDELITY ACCOUNT

☐ I am transferring all shares or positions from my nonretirement Fidelity Account(s) and/or Fidelity Fund(s) Account:

☐☐☐-☐☐☐☐☐☐

BY WIRE

☐ I am wiring funds to Fidelity from my bank or brokerage firm. Contact a Fidelity Representative for further instructions.

$ ____________________

DEPOSITING CERTIFICATES

☐ I am depositing __________ appropriately endorsed certificates. (Endorse the back of each certificate as registered and write "National Financial Services LLC" on the line between "appoint" and "attorney.")

CORE ACCOUNT (CHOOSE ONE)

All income from securities (dividends, capital gains, or sale proceeds) is automatically deposited into your core account. Dividends from mutual funds are reinvested in the originating fund. You can elect to change your distributions by phone at 1-800-FIDELITY, or online at Fidelity.com.

Select a core account option where all of your cash is held and transactions are processed (choose one).

Fidelity state municipal money market funds seek income from investments that is free from both federal and state or city income tax.

☐ Arizona	☐ Connecticut	☐ Massachusetts	☐ New Jersey	☐ Ohio
☐ California	☐ Florida	☐ Michigan	☐ New York	☐ Pennsylvania

Fidelity federal municipal money market funds seek income from investments that is free from federal income tax.

☐ Fidelity Municipal Money Market Fund

☐ Fidelity Tax-Free Money Market Fund (This fund will not normally invest in municipal securities whose interest is subject to the Federal Alternative Minimum Tax.)

Fidelity taxable interest-bearing cash account is intended for money awaiting reinvestment; interest rate may vary depending on assets. (This account will be selected if no information is supplied or if your initial investment is less than $5,000.)

☐ Taxable Cash Account

PURCHASE FUNDS

Please purchase a mutual fund(s) as indicated below. I understand the fund(s) can only be purchased consistent with its prospectus and after my check has been deposited in my core account. I have read the prospectus for this fund.

Fund Family ______________________ Fund Name ______________________

Fund Symbol __________ Amount* $ ____________________ (Generally $2,500 minimum)

*Fidelity fund minimums are generally $2,500. Higher minimums apply for Fidelity index funds, municipal bond funds, and some money market funds; see prospectus for more information. For non-Fidelity funds, see prospectus for minimums.

4 ACCOUNT FEATURES

OVERDRAFT PROTECTION AND MARGIN BORROWING[1]

This borrowing feature allows you to use your eligible individual securities or mutual funds as collateral for overdraft protection, for the purchase of additional securities, as a low-cost loan alternative, or for debt consolidation.

☐ Check here to be considered for overdraft protection and margin borrowing

[1] Subject to Fidelity's approval. May require a review of your credit history. Margin borrowing involves additional risks and is not suitable for all investors. By checking the box and signing this application, you acknowledge that you have read the margin agreement section of the Customer Agreement and agree to its terms. If applying for margin, Sections 1 and 2 must be completed in their entirety. **Not available on UGMA/UTMA, Estate, or other non-Trust Fiduciary accounts.**

4 ACCOUNT FEATURES (CONTINUED)

ACTIVE TRADER FEATURES[2]

Check below to be considered for our Active Trader Services and discounted commissions if you plan on trading at least 36 times over a rolling 12-month period at Fidelity.

I plan to trade: ☐ 36–71 times ☐ 72–119 times ☐ 120(+) times

CASH MANAGEMENT FEATURES

The features below provide you ways to access the money in your Fidelity Account. For more information on these features please visit www.fidelity.com/goto/checking. By selecting the features below, you are acknowledging that you have read and agree to the terms set forth in the Customer Agreement.

To Transfer Money Regularly to Your Account:

Fidelity Automatic Account Builder®

This service allows you to establish monthly or quarterly automatic purchases to your Fidelity Account from your bank account. There is a $100 minimum per purchase ($500 for Spartan® funds) and a $100,000 maximum per purchase. Adding this service also provides Money Line capabilities (see below for more information on Money Line).

I would like to automatically invest $_______________ starting

(Month/Day/Year) ☐☐-☐☐-☐☐☐☐ every

☐ Month or ☐ Quarter from my bank account to my

☐ Fidelity core account or to the following mutual fund:

____

(Mutual fund name)

If a start date or amount is not provided, the installment will begin on the first day of the frequency indicated above and the investment amount will be $100.

I would like to stop my regular investments in the fund(s) described above on

☐☐-☐☐-☐☐☐☐

(Month/Day/Year)

Please attach a voided check from your bank to this application to provide routing information.

To Move Money between Your Fidelity Account and Other Accounts:

Fidelity Money Line®

This service allows you to electronically transfer money between your bank and Fidelity accounts without paying a fee to Fidelity. Your bank may charge a fee.

☐ Yes, I wish to establish Money Line.

For Money Line feature to be established, at least one common name must match exactly between your Fidelity and Bank accounts, and a voided check or deposit slip containing the Bank ABA or ACH information is required with this application. If a voided check or deposit slip are not provided, all signatures on this application must be Signature Guaranteed.


VOID
Bank Routing No.

Attach check here.

To Withdraw the Cash in Your Fidelity Account:

Checkwriting[3] ($2,500 account minimum)

This service allows you to write checks on the cash in your core account.

☐ Yes, I wish to establish checkwriting. Please sign and attach the checkwriting signature card located on the last page of this booklet and return with this application.

Fidelity BillPay®[4]

This service allows you to pay bills online directly from your Fidelity Account.

☐ Yes, I wish to establish BillPay. I understand that a monthly fee may be assessed for some customers. Fidelity BillPay is not available on Custodial UGMA/UTMA or business accounts.

Fidelity Visa® Gold Check Card[5]

This card is a debit card that can be used to withdraw cash at ATMs or to make purchases at locations wherever Visa® is accepted. Each transaction is debited from the core account position of your brokerage account daily.

☐ Yes, I wish to be considered for the Fidelity Visa Gold Check Card, issued by PNC Bank Delaware.

☐ Yes, I would like to receive an additional card for joint owner.

FOLD AT PERFORATION AND DETACH

[2] Active Trader Services requires Fidelity's approval and, if approved, eligibility will be reviewed periodically after enrollment. See the commission schedule in the Supplemental Information booklet for details.

[3] All checks written will be reported on your Fidelity Account statement. Fidelity must have the signature card on file to establish this service.

[4] Schedule bills to be paid electronically from your Fidelity Account through **Fidelity.com**. The monthly fee is $6.95 and is waived for BillPay customers who trade 36+ times in a rolling 12-month period or maintain $100,000 or more in certain retail assets at Fidelity. See the Fidelity BillPay Service Agreement for complete details or, for more information regarding eligible household accounts, see the Household Relationship form available at Fidelity.com or by calling Fidelity. This feature is available to nonretirement accounts with individual, joint, estate, and trust registrations.

[5] ($5,000 account minimum) The Fidelity Visa® Gold Check Card is issued by PNC Bank, Delaware, with no annual fee. By checking the box, you authorize PNC Bank, Delaware to check your employment and credit history and to answer questions about their payment experience with you. You have read and agree to the important disclosures pertaining to this request contained in the accompanying Fidelity Customer Agreement. All transactions are deducted from your Fidelity core account daily. The Visa Gold Check Card is available to nonretirement accounts with individual, joint, or trust registrations only and **cannot be issued to Custodial UGMA/UTMA.**

5 SIGNATURE (ALL OWNERS MUST SIGN THE APPLICATION)

On behalf of the Trust, I hereby request Fidelity Brokerage Services LLC and National Financial Services LLC (collectively "Fidelity" or "you") to open a Fidelity Account in the name of the Trust listed as account owner on this application. The Trustees hereby certify the following:

- Fidelity has the authority to accept orders and other instructions relative to the Trust accounts identified herein from those individuals listed in Section 2. The trustee(s) may execute any documents on behalf of the Trust that you may require. By signing this form, the Trustee(s) hereby certify(ies) that you are authorized to follow the instructions of any Trustee and to deliver funds, securities, or any other assets in the Fidelity Account to any Trustee or on any Trustee's instructions, including delivering assets to a Trustee personally. Fidelity, in its sole discretion and for its sole protection, may require the written consent of any or all Trustees prior to acting upon the instructions of any Trustee.
- There are no other Trustee(s) of the Trust other than those listed in Section 1 or identified on a separate piece of paper attached to this application. The attached pages of the trust document are true copies of the valid legal document currently in effect.
- Should only one person execute this agreement, it shall be a representation that the signer is the sole Trustee. Where applicable, plural references in this certification shall be deemed singular.
- We, the Trustees, have the power under the Trust and applicable law to enter into the transactions and issue the instructions that we make in this account. Such power may include, without limitation, the authority to buy, sell (including short sales), exchange, convert, tender, redeem and withdraw assets (including delivery of securities to and from the account), and to trade securities on margin or otherwise (including the purchase and/or sale of option contracts) for and at the risk of the Trust. We understand that all orders and transactions will be governed by the terms and conditions of all other account agreements applicable to this account.
- We, the Trustees, jointly and severally, indemnify you and hold you harmless from any claim, loss, expense, or other liability for effecting any transactions, and acting upon any instructions given by the Trustees. We, the Trustees, certify that any and all transactions effected and instructions given on this account will be in full compliance with the Trust.
- We, the Trustees, agree to inform you in writing of any change in the composition of the Trustees, or any other event that could alter the certifications made above.
- We, the Trustees, agree that any information we give to Fidelity on this account will be subject to verification, and we authorize you to obtain a credit report about me (any of us) individually at any time. Upon written request, Fidelity will provide the name and address of the credit reporting agency used.

I hereby request Fidelity Brokerage Services LLC and National Financial Services LLC (collectively "Fidelity") to open a Fidelity Account in the name(s) listed as account owner(s) on this application.

- I acknowledge that I have been furnished with a copy of the Fidelity Account Customer Agreement and that I have read, understood, and agree to be bound by its terms and conditions as they are currently in effect and as they may be amended in the future. I am at least 18 years of age and of full legal age in the state in which I reside. I understand that, upon issuer's request in accordance with applicable rules and regulations, Fidelity will supply my name to issuers of any securities held in my account so I might receive any important information regarding them, unless I notify Fidelity.
- **I understand that the Customer Agreement and its enforcement shall be governed by the laws of the Commonwealth of Massachusetts.** It shall cover individually and collectively all accounts which I may open or reopen with Fidelity. It shall inure to the benefit of Fidelity's successors and assigns, whether by merger, consolidation, or otherwise. Fidelity may transfer my account to your successors and assigns, and this Agreement shall be binding upon my heirs, executors, administrators, successors, and assigns.
- I have received and read either the Prospectus or the Profile Prospectus for Fidelity Municipal Money Market Fund. If I received the Profile Prospectus, I understand that I may purchase shares of Fidelity Municipal Money Market Fund now or request to receive and review the Fund's full prospectus before I make a decision to invest in Fidelity Municipal Money Market Fund.
- I hereby authorize Fidelity, upon receiving instructions from me, to make payments of amounts representing redemptions by me or distributions payable to me by initiating credit or debit entries to the bank account (Bank) indicated on the attached "voided" check. I authorize and request the Bank to accept such entries from Fidelity, and to credit or debit, as indicated, my account at the Bank in accordance with these entries. I understand that Fidelity will not be liable for any loss, expense, or cost arising out of my instructions provided that it institutes reasonable procedures to prevent unauthorized transactions. I acknowledge that this authorization may only be revoked by providing written notice of revocation to Fidelity, in such time and manner as afford Fidelity and the Bank a reasonable opportunity to act upon it.
- I certify that this account is not a Pooled or Omnibus Account. A Pooled or Omnibus Account is a single account that pools the holdings of more than one beneficial owner, whose identities are not disclosed to Fidelity, in which the beneficial owners have the ability to affect transactions, and for which sub-accounting is performed by the omnibus account holder or a third party.
- **If I am a U.S. person (including a U.S. resident alien), I certify under penalties of perjury that: (1) I am a U.S. person (including a U.S. resident alien) and the Social Security or Taxpayer Identification Number provided is correct (or that I am waiting for a number to be issued to me); and (2) I am not subject to backup withholding because: (a) I am exempt from backup withholding; or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding for failure to report all dividend and interest income; or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Cross out item 2 if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.) If I am not a U.S. person (including a U.S. resident alien), I am submitting the applicable Form W-8 with this form to certify my foreign status and, if applicable, claim tax treaty benefits.**
- **The following clause referring to lending of securities applies only to those accounts eligible and approved for margin. I understand that UGMA/UTMA, estate, and other non-trust fiduciary accounts cannot use margin. I hereby authorize Fidelity to lend, hypothecate, or rehypothecate, separately, or with the property of others, either to yourselves or to others, any property you may be carrying for me on margin. This authorization applies to all my accounts you carry and shall remain in force until you receive written notice of revocation at your main office in Boston, MA.**

- The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
- This account is governed by a predispute arbitration clause, which is located on the last page of the Customer Agreement. I acknowledge receipt of the predispute arbitration clause.

X

SIGNATURE OF TRUSTEE I Date (month, day, year)

X

SIGNATURE OF TRUSTEE II Date (month, day, year)

Please tell us where you heard about Fidelity's financial solutions:

☐ Newspaper ☐ TV ☐ Magazine ☐ Radio ☐ Friend/Referral ☐ Direct Mail/Email ☐ Web ☐ Fidelity Branch

FOR FIDELITY USE ONLY ☐ Cash ☐ Margin ☐ ATP Account # Assigned ______

Rep Name ______ Reg. Rep. Signature ______ Corp ID ______ Date ______

Approving Manager's Signature ______ Date ______ Investor Center Number ______

Photo ID Type ______ Expiration Date ______ Second Photo ID Type ______ Expiration Date ______

Fidelity INVESTMENTS

FIDELITY MONEY PURCHASE PENSION PLAN ACCOUNT APPLICATION

Complete an application for each participant who wishes to trade securities or FundsNetwork® mutual funds in a plan account through Fidelity Brokerage Services LLC ("FBS"). Mail your completed forms to: Fidelity Investments, P.O. Box 770001, Cincinnati, OH 45277-0036.

Note: There are three parties associated with the adoption of a Money Purchase Plan – Employer, Plan Administrator and Plan Participant. In many cases, the business owner may represent all three parties. Please complete this application accordingly.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, address, and a government-issued identification number before opening your account. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in an account. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your account may be restricted and/or closed if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information, or from any restriction placed upon, or closing of, your account.

FOLD AT PERFORATION AND DETACH

1 RETIREMENT PLAN INFORMATION

This section requests plan information to be completed and signed by the Employer.

2 PARTICIPANT ACCOUNT INFORMATION

This section requests participant account information to be completed by the Participant. **All fields in bold are required for opening an account.**

3 PARTICIPANT FINANCIAL PROFILE

We are required by the NASD and other industry regulators to obtain the participant information in this section.

4 PARTICIPANT BENEFICIARY DESIGNATION

Complete this section to designate beneficiaries to receive payment of the value of your Money Purchase Plan account following your death. If you are married and designate a beneficiary other than your spouse, be sure to have your spouse sign this section in the presence of a notary public.

5 ACCOUNT FEATURES

Complete this section if you are interested in more information about options trading.

6 PARTICIPANT AND PLAN ADMINISTRATOR SIGNATURE

This section must be signed by both the Participant and Plan Administrator. Please be sure to sign your application in ink. **We cannot process your application without your signature.**

QUESTIONS?

For more information

1-800-FIDELITY or Fidelity.com

Fidelity INVESTMENTS®

Be sure to sign this application before returning to Fidelity. Please continue. →

1 RETIREMENT PLAN INFORMATION (TO BE COMPLETED BY THE EMPLOYER)

Please complete the following information:

Business Name ______________________________

Employer Tax I.D. ☐☐ – ☐☐☐☐☐☐☐ (Do not use a Social Security number.)

All forms must contain your Employer Tax I.D. number. Do not use your Social Security number. If you need to obtain a Tax I.D. number, please call the IRS at 800-829-1040.

Name of Plan Administrator ______________________________

(The Plan Administrator can be the Employer or a person designated by the Employer.)

Plan Administrator Address ______________________________
Street City State Zip

Has a Fidelity Money Purchase Plan Adoption Agreement already been filed to establish the plan for your business?

☐ Yes ☐ No If yes, please indicate the business owner's (Employer) Fidelity account number below. If no, please provide a completed Fidelity Money Purchase Plan Adoption Agreement with this application.

☐☐☐☐☐☐☐☐☐☐
Employer (Owner) Plan Account Number

X

SIGNATURE OF EMPLOYER DATE

2 PARTICIPANT ACCOUNT INFORMATION (TO BE COMPLETED BY THE PARTICIPANT)

Full legal name ______________________________
First Name Middle Name Last Name

Email address ______________________________ Date of birth (month/day/year) ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐

Permanent address ______________________________
(no P.O. boxes) Street City State Zip

Mailing address ______________________________
(if different from above) Street City State Zip

Phone numbers Home ☐☐☐-☐☐☐-☐☐☐☐ Work ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ______________ Country of tax residence ☐ U.S. ☐ Other ______________

GOVERNMENT ID (FOREIGN CITIZENS ONLY) Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa* ______________________________
*Bank name required *Account number required

☐ Foreign national identity document* ______________________________
*Bank address required *Phone number required

Document number and country of issuance ______________________________
(Number from the document checked above)

U.S. driver's license number (if available) ______________________________ State of issuance ☐☐

Employment status Occupation ______________________________
(If retired or not employed, indicate source of income)

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ______________________________

FOLD AT PERFORATION AND DETACH

3 FINANCIAL PROFILE (REQUIRED)

YOUR INVESTMENT OBJECTIVE

You should choose your investments for this account based on your objectives, time frame, and tolerance for market fluctuation. From short-term liquid investments that seek to preserve capital (accepting the lowest returns in exchange for stability) to longer-term investments that seek maximum growth (but can tolerate very wide fluctuations in market values), you can choose an approach that's best for you. Simply check the box below that most closely matches your investment objective.

Check one profile (Determine your profile using the information below.)

☐ 1 Short-Term ☐ 2 Conservative ☐ 6 Balanced ☐ 3 Growth ☐ 5 Aggressive Growth ☐ 4 Most Aggressive

SAMPLE PORTFOLIO MIX

Asset Class

☐ Short-Term ☐ Bonds ☐ International Stocks ■ U.S. Domestic Stocks


100%
50%
30%
20%
10%
40%
45%
5%
10%
25%
60%
5%
15%
15%
70%
20%
80%

Lower risk Shorter timeframe ⟷ Higher risk Longer timeframe

RETURN DATA*	Short-Term	Conservative	Balanced	Growth	Aggressive Growth	Most Aggressive
1 Year Best	15.20%	31.06%	76.57%	109.55%	136.07%	162.89%
1 Year Worst	0.04%	-17.67%	-40.64%	-52.92%	-60.78%	-67.56%
5 Years Best	11.13%	16.79%	22.06%	27.23%	31.91%	36.12%
5 Years Worst	0.06%	-0.37%	-6.18%	-10.43%	-13.78%	-17.36%
20 Years Best	7.73%	10.85%	13.94%	15.62%	16.85%	17.88%
20 Years Worst	0.42%	2.92%	3.43%	3.10%	2.66%	1.89%
Average (1926-2004)	3.72%	6.19%	8.22%	9.26%	9.97%	10.50%

Short-Term You seek to preserve your capital and can accept the lowest returns in exchange for price stability.

Conservative You seek to minimize fluctuations in market values by taking an income-oriented approach with some potential for capital appreciation (minimum required for writing covered call options).

Balanced You seek the potential for capital appreciation and some growth and can withstand moderate fluctuations in market value.

Growth You have a preference for growth and can withstand significant fluctuations in market value.

Aggressive Growth You seek aggressive growth and can tolerate wide fluctuations in market values, especially over the short term.

Most Aggressive You seek very aggressive growth and can tolerate very wide fluctuations in market values, especially over the short term (required for options strategies other than writing covered call options).

Check one box in each column.

ANNUAL INCOME (from all sources)	ESTIMATED NET WORTH (excluding residence)	ESTIMATED LIQUID NET WORTH	FEDERAL TAX BRACKET
☐ 1 Under $20,000	☐ 1 Under $30,000	☐ 1 Under $15,000	☐ 1 ≤15%
☐ 2 $20,000–$50,000	☐ 1 $30,000–$50,000	☐ 1 $15,000–$50,000	☐ 2 25%
☐ 3 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 3 >27%
☐ 4 Over $100,000	☐ 3 $100,001–$500,000	☐ 3 $100,001–$500,000	
	☐ 4 Over $500,000	☐ 4 Over $500,000	

Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments but may provide greater potential return over the long term. Although bonds generally present less short-term risk and volatility than stocks, bonds do entail interest rate risk (as interest rate rise, bond prices usually fall and vice versa) and the risk of default, or the risk that an issuer will be unable to make income or principal payments. Additionally bonds and short-term investments entail greater inflation risk, or the risk that the return of an investment will not keep up with increases in the prices of goods and services, than stocks. Finally, foreign investments, especially those in emerging markets, involve greater risk and may offer greater potential return than U.S. investments.

Sample allocations assume that holdings match certain benchmarks: the Wilshire 5000 Total Market Index (for stocks) and the Lehman Universal Index (for bonds). Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments, but may provide greater potential return over the long term.

*Average annual return data for Domestic Stocks, Bonds, and Short-Term asset classes range over a period from 1926–2004. Return data for the International Stock asset class range over the period from 1970–2004. Domestic Stocks are represented by the S&P 500®; bonds are represented by the U.S. Intermediate Term Government Bonds; Short-Term assets are based on the 30-day U.S. Treasury bill; and International Stocks are represented by the MS EAFE Index. This is for illustrative purposes only and is not indicative of any investment. Past performance is no guarantee of future results.

Be sure to sign this application before returning to Fidelity. Please continue. →

FOLD AT PERFORATION AND DETACH

4 PARTICIPANT BENEFICIARY DESIGNATION

Designate beneficiaries to receive payment of the value of this Fidelity Retirement Plan account following your death. You may name one or more persons, trusts, or entities. This beneficiary designation applies to this account only and will not impact other Fidelity account beneficiary designations. Additionally, any beneficiary designations you have made on other Fidelity accounts will not apply to this account.

For new accounts, fill out this section completely. Leaving this section blank will indicate no beneficiary is named by you for this account and upon your death you agree to have the payment of the value of this account made to your surviving spouse or, if no surviving spouse, your estate. If more than one person is named and no share percentages are indicated, payment shall be made in equal shares to your surviving primary beneficiary(ies). If a percentage is indicated and a primary beneficiary does not survive you, the percentage of that beneficiary's designated share shall be divided equally among the surviving primary beneficiary(ies). If no primary beneficiaries survive you, payment will be made to any surviving contingent beneficiaries according to the same rules of succession described above for primary beneficiaries.

Please indicate the participant's marital status. Single ☐ **Married** ☐ If married and you designate a nonspouse beneficiary as your primary beneficiary, have your spouse sign the Spousal Consent section below in the presence of a notary public.

Note: If beneficiary is a trust, please provide the trust's name and address, the date of the trust, and the trustee(s) name. Attach a separate sheet with this information.

4A: Designation of Primary Beneficiary(ies) (Must add up to 100%)

First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Relationship: Spouse	Non-Spouse Individual	Trust	Entity
1.						☐	☐	☐	☐
2.						☐	☐	☐	☐
3.						☐	☐	☐	☐
				Total 100%					

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Primary Beneficiary Designation.*

4B: Designation of Contingent Beneficiary(ies) (Must add up to 100%)

First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Spouse	Non-Spouse Individual	Trust	Entity
1.						☐	☐	☐	☐
2.						☐	☐	☐	☐
3.						☐	☐	☐	☐
				Total 100%					

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Contingent Beneficiary Designation.*

*If this box is checked, if any primary or contingent beneficiary, as applicable, does not survive the account owner, but leaves surviving descendants, then any share otherwise payable to such beneficiary shall instead be paid to such beneficiary's descendants, by right of representation.

Spousal consent:

I hereby consent to the designation of the primary beneficiary(ies) listed above. I understand this consent allows the beneficiary(ies) listed above to be paid amounts that would otherwise be paid to me.

X	X
SIGNATURE OF PARTICIPANT'S SPOUSE DATE	NOTARY PUBLIC DATE

Be sure to sign this application before returning to Fidelity. Please continue. ➛

5 ACCOUNT FEATURES

Check below to receive a Fidelity Options Account Application by mail or visit Fidelity.com to print the form.

☐ **Options Trading:** To be considered for options trading within your brokerage account, all new account owners must complete a Fidelity Options Account Application, available online at Fidelity.com. A separate Fidelity Options Account Application must be completed for each account in which you wish to trade options.

6 PARTICIPANT AND PLAN ADMINISTRATOR SIGNATURE (REQUIRED)

PARTICIPANT AGREEMENT

- I have received and read either the Prospectus or the Profile Prospectus for Fidelity Cash Reserves. If I received the Profile Prospectus, I understand that I may purchase shares of Fidelity Cash Reserves now or request to receive and review the Fund's full prospectus before I make a decision to invest in Fidelity Cash Reserves. If I choose to invest now, I understand that Fidelity Cash Reserves will serve as the money market fund used to hold assets of my Money Purchase Pension Plan Account pending other investment instructions. I understand that my Money Purchase Pension Plan Account will be invested in accordance with my instructions as given from time to time to FBS.
- I understand that, upon issuer's request in accordance with applicable rules and regulations, Fidelity will disclose my name to issuers of securities if securities are held in my account so that I can receive important information, unless I do not consent to disclosure and notify FBS in writing that I do not consent. I hereby certify under penalties of perjury that my Social Security number (as indicated in Section 2) is correct. I also certify that I am of legal age to enter into this agreement.
- I have read the Fidelity Brokerage Commission Schedule and Schedule of Fees and understand that certain brokerage fees and charges apply to this account. The Trustee may change this fee schedule from time to time, as provided in the Plan.
- Although Fidelity Management Trust Company is a bank, I recognize that any investment company (e.g., any mutual fund/money market fund) in which my Retirement account Plan may be invested is not a bank and is not backed or guaranteed by any bank or insured by the FDIC.
- **This agreement shall be construed, administered, and enforced according to the laws of the Commonwealth of Massachusetts, except as superseded by federal law or statute. The Fidelity Brokerage Retirement Account Customer Agreement shall inure to the benefit of Fidelity's successors and assigns, whether by merger, consolidation, or otherwise.**
- Acceptance will be evidenced by a Letter of Acceptance sent by, or on behalf of, Fidelity Brokerage Services LLC, Fidelity Management Trust Company, and National Financial Services LLC.
- By signing below, I hereby consent to the information and provisions set forth in this account application and instructions and to the beneficiary(ies) I have designated in the application. I understand that the payment to the beneficiaries will be made according to the rules of succession described in the beneficiary designation section of this account application.
- **I have read, understand, and agree to be bound by the Fidelity Brokerage Retirement Account Customer Agreement governing this account as is currently in effect and as may be amended from time to time.**

This account is governed by a pre-dispute arbitration clause, which is located on the last page of the Customer Agreement. I acknowledge receipt of the pre-dispute arbitration clause.

X

PARTICIPANT'S SIGNATURE DATE

X

PLAN ADMINISTRATOR'S SIGNATURE DATE

Please tell us where you heard about Fidelity's financial solutions:

☐ Newspaper ☐ TV ☐ Magazine ☐ Radio ☐ Friend/Referral ☐ Direct Mail/Email ☐ Web ☐ Fidelity Branch

FOR FIDELITY USE ONLY ☐ Cash ☐ ATP Account # Assigned ____

Rep Name ____ Reg. Rep. Signature ____ Corp ID ____ Date ____

Approving Manager's Signature ____ Date ____ Investor Center Number ____

Photo ID Type ____ Expiration Date ____ Second Photo ID Type ____ Expiration Date ____

Fidelity INVESTMENTS

FOLD AT PERFORATION AND DETACH

FIDELITY NON-PROTOTYPE RETIREMENT ACCOUNT APPLICATION

Complete all relevant sections, sign in ink, and return to Fidelity in the postage-paid envelope or mail to: Fidelity Investments, P.O. Box 770001, Cincinnati, OH 45277-0036.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, address, and a government-issued identification number before opening your account. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in an account. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your account may be restricted and/or closed if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information, or from any restriction placed upon, or closing of, your account.

IMPORTANT INFORMATION

Please read the important information on the next page before completing this application.

1 ACCOUNT SETUP

Please complete the information as it should appear on your account. **All fields in bold are required for opening an account.**

Note: The application cannot be used to open a participant-directed pooled account; you may, however, use this application to set up a trustee-directed pooled account or “For the Benefit Of” (FBO) accounts for underlying plan participants, as needed. You must complete an application for each FBO account.

2 FINANCIAL PROFILE

We are required by the NASD and other industry regulators to obtain the information in this section.

3 FUNDING YOUR ACCOUNT

You may pay by check or by transferring assets (from your bank or another account). Simply check the appropriate box(es) to fund your account.

4 ACCOUNT FEATURES

Your account has a wide range of features to help you manage your plan. More information on each of these services is included in this section.

5 SIGNATURE

Please be sure to sign your application in ink. **We cannot process your application without your signature.**

QUESTIONS? For more information

1-800-FIDELITY or **Fidelity.com**

Fidelity INVESTMENTS

Important information

Please read the following before completing this application.

- **If you do not have an existing Fidelity Non-Prototype Retirement Account, you must attach copies of the pages of your plan document trust agreement, and/or adoption agreement, as applicable, that contains the following:**

  Full trust name
  Identity of trustees
  Trustee signatures

  Generally this information can be found on the first and last pages of the trust document.

- **Fidelity provides only the investment vehicle for non-prototype retirement plans and does not provide any trustee recordkeeping, tax withholding or tax reporting services.**

- **Your plan must be a qualified plan under Section 401(a) of the Internal Revenue Code.** Plans that are qualified under Section 401(a) include defined contribution plans (such as 401(k)s, money purchase, profit sharing) and defined benefit plans. Plans that are not qualified under 401(a) include, but are not limited to, 403(b) plans and IRAs.

- **Your account investment activity must be fully disclosed to Fidelity to ensure protection of our mutual fund share-holders.** Therefore, you may not use this application to establish a *participant-directed* pooled account for your plan. Fidelity defines a participant-directed pooled account as follows: A pooled account is a single account that pools the holdings of more than one participant (or beneficial owner) whose identity is not disclosed to Fidelity and who has the ability to affect transactions,* and for which sub-accounting is performed by the pooled account owner or a third party.

- **This application can be used to open either a trustee-directed pooled account or a "For the Benefit Of" (FBO) account to benefit one participant.**

  Option A: For a *trustee-directed pooled account,* all investments are owned at the plan level and all investment activity is directed by the trustee(s). The underlying participants do not have the ability to affect transactions* and sub-accounting is not performed at the participant level by the account holder/trustee or a third party.

  Most defined benefit plans are trustee-directed pooled accounts.
  Option B: For *individual FBO accounts,* assets for each participant are held in separate accounts. To open an account for more than one participant, complete one application per participant.

*Ability to "affect transactions" is defined as a participant's ability to affect any transaction, including but not limited to, directing a payroll contribution, requesting an exchange, a loan, a withdrawal (including a hardship withdrawal), a transfer, redemption, and auto-rebalancing, as well as the ability to direct investment activity and ability to trade in the account.

FOLD AT PERFORATION AND DETACH

1 ACCOUNT SETUP

PLAN INFORMATION

☐ Check here if you have an existing Non-Prototype Retirement Account with Fidelity and you are adding a participant to your plan. If you checked this box, you are not required to include plan documentation as requested on the opposite page.

Sponsoring Company Name ______________________________

Plan Name (i.e., ABC Company 401(k) Plan) ______________________________

Plan's Permanent address ______________________________
(no P.O. boxes) Street City State Zip

Mailing address ______________________________
(if different from above) Street City State Zip

State/Country of organization ______________________________

Date Plan Established (month/day/year) ☐☐-☐☐-☐☐☐☐ **Plan Tax Identification Number** ☐☐☐☐☐☐☐☐☐

Plan Structure (Choose either Option A or Option B)

☐ **Option A:** This is a trustee-directed pooled account in which all investments are owned at the plan level and all investment choices are made by the trustee. The underlying participants do not have the ability to affect transactions and sub-accounting is not performed at the participant level by the account holder/trustee or a third party. Ability to "affect transactions" is defined as a participant's ability to affect any transaction, including but not limited to, directing a payroll contribution, requesting an exchange, a loan, a withdrawal (including a hardship withdrawal), a transfer, a redemption, and auto-rebalancing, as well as the ability to direct investment activity and ability to trade in the account.

Most defined benefit plans are trustee-directed pooled accounts.

☐ **Option B:** This is an account for one participant (also known as "for the benefit of" (FBO) account). For *individual FBO accounts*, assets for each participant are held in separate accounts. Please provide the participant's information below:

Name of Participant ______________________________ ☐☐☐-☐☐-☐☐☐☐
First Name Middle Name Last Name Social Security Number

Type of Plan (check one box that describes your company's retirement plan)

☐ 401(k) [401k] ☐ Profit Sharing [PS] ☐ Money Purchase [MP] ☐ Defined Benefit/Pension Plan [DEFB]
☐ Other Qualified Plan [QP] ____________

1 ACCOUNT SETUP (CONTINUED)

List all Plan Trustee(s). If more than two Trustees, please attach a separate piece of paper with their names and required information from Trustee section in Account Setup. You must, however, include the signature of each Trustee on this application. (If necessary, utilize space beneath "For Fidelity Use Only" box to include additional signatures.) The first Trustee listed below will receive all account correspondence at the plan's address provided on the prior page.

PLAN TRUSTEE 1

Full legal name ______________________
First Name Middle Name Last Name

Email address ______________________ **Date of birth (month/day/year)** ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐ **or Taxpayer ID number** ☐☐-☐☐☐☐☐☐☐

Permanent address (no P.O. boxes) ______________________
Street City State Zip

Mailing address (if different from above) ______________________
Street City State Zip

Phone numbers Home ☐☐☐-☐☐☐-☐☐☐☐ Work ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ______________ Country of tax residence ☐ U.S. ☐ Other ______________

GOVERNMENT ID (FOREIGN CITIZENS ONLY) Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa*

☐ Foreign national identity document*

____
*Bank name required *Account number required

____
*Bank address required *Phone number required

Document number and country of issuance ______________________
(Number from the document checked above)

U.S. driver's license number (if available) ______________________ State of issuance ☐☐

Employment status ☐ Employed ☐ Not employed ☐ Retired ______________________
Occupation (if retired or not employed, indicate source of income)

Employer's name and address ______________________
Name Street City State Zip

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ______________________

1 ACCOUNT SETUP (CONTINUED)

PLAN TRUSTEE 2

Full legal name ______________________________
First Name Middle Name Last Name

Email address ______________________ **Date of birth (month/day/year)** ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐ **or Taxpayer ID number** ☐☐-☐☐☐☐☐☐☐

Permanent address (no P.O. boxes) ______________________________
Street City State Zip

Mailing address (if different from above) ______________________________
Street City State Zip

Phone numbers Home ☐☐☐-☐☐☐-☐☐☐☐ Work ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ____________ Country of tax residence ☐ U.S. ☐ Other ____________

GOVERNMENT ID (FOREIGN CITIZENS ONLY) Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa*

☐ Foreign national identity document*

____
*Bank name required *Account number required

____
*Bank address required *Phone number required

Document number and country of issuance ______________________________
(Number from the document checked above)

U.S. driver's license number (if available) ____________ State of issuance ☐☐

Employment status ☐ Employed ☐ Not employed ☐ Retired ______________________________
Occupation (if retired or not employed, indicate source of income)

Employer's name and address ______________________________
Name Street City State Zip

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ______________________________

FOLD AT PERFORATION AND DETACH

2 FINANCIAL PROFILE (REQUIRED)

YOUR INVESTMENT OBJECTIVE

You should choose your investments for this account based on your objectives, time frame, and tolerance for market fluctuation. From short-term liquid investments that seek to preserve capital (accepting the lowest returns in exchange for stability) to longer-term investments that seek maximum growth (but can tolerate very wide fluctuations in market values), you can choose an approach that's best for you. Simply check the box below that most closely matches your investment objective.

Check one profile (Determine your profile using the information below.)

☐ 1 Short-Term ☐ 2 Conservative ☐ 6 Balanced ☐ 3 Growth ☐ 5 Aggressive Growth ☐ 4 Most Aggressive

SAMPLE PORTFOLIO MIX

Asset Class

- ☐ Short-Term
- ☐ Bonds
- ☐ International Stocks
- ☐ U.S. Domestic Stocks


100%
50%
30%
20%
10%
40%
45%
5%
10%
25%
60%
5%
15%
15%
70%
20%
80%
Lower risk
Shorter timeframe
Higher risk
Longer timeframe

RETURN DATA*

	Short-Term	Conservative	Balanced	Growth	Aggressive Growth	Most Aggressive
1 Year Best	15.20%	31.06%	76.57%	109.55%	136.07%	162.89%
1 Year Worst	0.04%	-17.67%	-40.64%	-52.92%	-60.78%	-67.56%
5 Years Best	11.13%	16.79%	22.06%	27.23%	31.91%	36.12%
5 Years Worst	0.06%	-0.37%	-6.18%	-10.43%	-13.78%	-17.36%
20 Years Best	7.73%	10.85%	13.94%	15.62%	16.85%	17.88%
20 Years Worst	0.42%	2.92%	3.43%	3.10%	2.66%	1.89%
Average (1926–2004)	3.72%	6.19%	8.22%	9.26%	9.97%	10.50%

Short-Term You seek to preserve your capital and can accept the lowest returns in exchange for price stability.

Conservative You seek to minimize fluctuations in market values by taking an income-oriented approach with some potential for capital appreciation (minimum required for writing covered call options).

Balanced You seek the potential for capital appreciation and some growth and can withstand moderate fluctuations in market value.

Growth You have a preference for growth and can withstand significant fluctuations in market value.

Aggressive Growth You seek aggressive growth and can tolerate wide fluctuations in market values, especially over the short term.

Most Aggressive You seek very aggressive growth and can tolerate very wide fluctuations in market values, especially over the short term (required for options strategies other than writing covered call options).

Check one box in each column that represents your company's investment profile.

ANNUAL INCOME (from all sources)	ESTIMATED NET WORTH (excluding residence)	ESTIMATED LIQUID NET WORTH	FEDERAL TAX BRACKET
☐ 1 Under $20,000	☐ 1 Under $30,000	☐ 1 Under $15,000	☐ 1 ≤15%
☐ 2 $20,000–$50,000	☐ 1 $30,000–$50,000	☐ 1 $15,000–$50,000	☐ 2 25%
☐ 3 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 3 >27%
☐ 4 Over $100,000	☐ 3 $100,001–$500,000	☐ 3 $100,001–$500,000	
	☐ 4 Over $500,000	☐ 4 Over $500,000	

Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments but may provide greater potential return over the long term. Although bonds generally present less short-term risk and volatility than stocks, bonds do entail interest rate risk (as interest rate rise, bond prices usually fall and vice versa) and the risk of default, or the risk that an issuer will be unable to make income or principal payments. Additionally bonds and short-term investments entail greater inflation risk, or the risk that the return of an investment will not keep up with increases in the prices of goods and services, than stocks. Finally, foreign investments, especially those in emerging markets, involve greater risk and may offer greater potential return than U.S. investments.

Sample allocations assume that holdings match certain benchmarks: the Wilshire 5000 Total Market Index (for stocks) and the Lehman Universal Index (for bonds). Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments, but may provide greater potential return over the long term.

*Average annual return data for Domestic Stocks, Bonds, and Short-Term asset classes range over a period from 1926–2004. Return data for the International Stock asset class range over the period from 1970–2004. Domestic Stocks are represented by the S&P 500®, bonds are represented by the U.S. Intermediate Term Government Bonds; Short-Term assets are based on the 30-day U.S. Treasury bill; and International Stocks are represented by the MS EAFE Index. This is for illustrative purposes only and is not indicative of any investment. Past performance is no guarantee of future results.

Be sure to sign this application before returning to Fidelity. Please continue. →

3 FUNDING YOUR ACCOUNT

The minimum initial deposit required to open this account is generally $500* in cash and/or eligible securities. You may fund your Fidelity Account in any of the four ways listed below:

BY CHECK

☐ I have enclosed a check for $ ____________ made payable to **Fidelity Investments**, to be deposited to my core Fidelity Account.

TRANSFER FROM OTHER FIRM

☐ I am transferring money or securities from another firm and have included a Transfer of Assets form (complete the enclosed form).

BY WIRE

☐ I am wiring funds to Fidelity from my bank or brokerage firm. Contact a Fidelity Representative for further instructions.

TRANSFER FROM EXISTING FIDELITY NON-PROTOTYPE RETIREMENT ACCOUNT

☐ I am transferring all shares or positions from my Fidelity Mutual Fund Non-Prototype Retirement Account to my Fidelity Brokerage Non-Prototype Retirement Account. My account number is:

☐☐☐-☐☐☐☐☐☐

PURCHASE FUNDS

Please purchase a mutual fund(s) as indicated below. I understand the fund(s) can only be purchased consistent with its prospectus at the next available share price on the day of deposit of my retirement money to my core account. I have read the prospectus for this fund.

Fund Family ____________ Fund Name ____________

Fund Symbol ________ Amount* $ ____________

*Fidelity fund minimum for this account is generally $500; however, the minimum is waived until January 1, 2006 for Fidelity Non-Prototype Retirement Accounts. For non-Fidelity funds, see prospectus for minimums.

4 ACCOUNT FEATURES

You may select additional features for this account.

DUPLICATE STATEMENTS AND CONFIRMS

☐ Activity in this account will be reported on a statement and automatically sent to the first Trustee at the plan address. If you, the Trustee, would like a participant or other party to be named as an interested party to receive duplicate statements and confirms for this account, provide the information below.

Interested Party Name ____________
Name

____
Street City State Zip

CHECKWRITING[1]

☐ This service allows you to write checks on the cash in your core account. Please sign and attach the checkwriting signature card located on the enclosed Checkwriting Form.

MARGIN CREDIT[2]

☐ Check this box if your plan allows margin and you would like this account to be considered for this feature.

LIMITED TRADING AUTHORITY

☐ This feature gives the plan participant or other third party the right to inquire, trade, buy, sell, exchange, (but not cash withdrawals) within the account without the involvement of the Trustee. Note: If you do authorize plan participants to make exchanges, you will not be able to limit the investment choices which your employees can access. To add this feature, you must complete and submit the enclosed Fidelity Trading Authorization and Indemnification Form.

[1] All checks written will be reported on your account statement. Fidelity must have the signature card on file to establish this service.

[2] Subject to Fidelity's approval. May require a review of your credit history. Margin borrowing involves additional risks and is not suitable for all investors. By checking the box and signing this application, you acknowledge that you have read the margin agreement section of the Fidelity Brokerage Non-Prototype Retirement Account Customer Agreement and agree to its terms.

FOLD AT PERFORATION AND DETACH

5 SIGNATURE (ALL OWNERS MUST SIGN THE APPLICATION)

On behalf of the Trust, I hereby request Fidelity Brokerage Services LLC, and National Financial Services LLC (collectively "Fidelity or "you") to open a Fidelity Brokerage Non-Prototype Retirement Account in the name of the Plan listed as account owner on this application. The Trustee(s) of such plan hereby certify the following:

- Fidelity has the authority to accept orders and other instructions relative to the Trust accounts identified herein from those individuals or entities listed in Section 1. They may execute any documents on behalf of the Trust which you may require. By signing this form, the Trustee(s) hereby certifies(y) that you are authorized to follow the instructions of any Trustee and to deliver funds, securities, or any other assets in the brokerage account to any Trustee or on any Trustee's instructions, including delivering assets to a Trustee personally. Fidelity, in its sole discretion and for its sole protection, may require the written consent of any or all Trustees prior to acting upon the instructions of any Trustee.
- There are no other Trustee(s) of the Trust other than those listed in Section 1 or identified on a separate piece of paper attached to this application. The attached pages of the trust document are true copies of the valid legal plan document currently in effect.
- Should only one person execute this agreement, it shall be a representation that the signer is the sole Trustee. Where applicable, plural references in this certification shall be deemed singular.
- We, the Trustees, assume all fiduciary responsibility as Trustee(s) of the plan assets as well as administrative responsibility for all applicable recordkeeping, tax reporting, and tax withholding requirements.
- We, the Trustees, have obtained, and will maintain, a plan and trust agreement qualified under Section 401(a) of the Internal Revenue Code.
- We, the Trustees, have the power under the Trust and applicable law to enter into the transactions and issue the instructions that we make in this account. Such power may include, without limitation, the authority to buy, sell (including short sales), exchange, convert, tender, redeem and withdraw assets (including delivery of securities to and from the account) or otherwise (including the sale or purchase of option contracts) for and at the risk of the Trust. We understand that all orders and transactions will be governed by the terms and conditions of all other account agreements applicable to this account.
- We, the Trustees, jointly and severally, indemnify you and hold you harmless from any claim, loss, expense, or other liability for effecting any transactions (including distributions) and acting upon any instructions given by the Trustees. We, the Trustees, certify that any and all transactions effected and instructions given on this account will be in full compliance with the Plan and Trust as well as the Employee Retirement Income Security Act of 1974, as amended, and the Internal Revenue Code.
- We, the Trustees, agree to inform you in writing of any change in the composition of the Trustees, or any other event which could alter the certifications made above.
- We, the Trustees, agree that any information we give to Fidelity on this account will be subject to verification, and we authorize you to obtain a credit report about any or all of the Trustees at any time. Upon written request, Fidelity will provide the name and address of the credit reporting agency used.

We acknowledge that we have read, understood, and agree to the terms and conditions set forth in the Fidelity Brokerage Non-Prototype Retirement Account Customer Agreement hereinafter referred to as "Customer Agreement" as are currently in effect and as may be amended from time to time. We certify that all Trustees are at least 18 years of age and of full legal age in the state in which they reside. We understand that you will supply our names to issuers of any securities held in the account so we might receive any important information regarding them, unless we notify you not to do so. We understand that it is our responsibility to read the prospectus for any mutual fund into which we purchase or exchange.

We understand that the Customer Agreement and its enforcement shall be governed by the laws of the Commonwealth of Massachusetts, except as superseded by federal law or statute. It shall cover individually and collectively all accounts which we may open or reopen with Fidelity. It shall inure to the benefit of Fidelity's successors and assigns, whether by merger, consolidation, or otherwise. Fidelity may transfer our account to your successors and assigns, and this Agreement shall be binding upon our heirs, executors, administrators, successors, and assigns.

If we are U.S. citizens or resident aliens, we certify under penalties of perjury that: (1) the Social Security or taxpayer identification numbers provided above are correct; and (2) the plan is not subject to IRS backup withholding because: (a) it is exempt from backup withholding; or (b) we have not been notified by the IRS that the plan is subject to backup withholding; or (c) we have been notified by the IRS that the plan is no longer subject to backup withholding. (Cross out item 2 if it does not apply to you.)

The Internal Revenue Service does not require your consent to any provision of this document other than that the certifications required to avoid backup withholding.

The following clause referring to lending of securities applies only to those accounts eligible and approved for margin. We hereby authorize Fidelity to lend, hypothecate, or re-hypothecate, separately, or with the property of others, either to yourselves or to others, any property you may be carrying for us on margin to the extent not otherwise prohibited by law or regulations. This authorization applies to all our accounts you carry and shall remain in force until you receive written notice of revocation at your main office in Boston, MA.

We have received and read either the Prospectus or the Profile Prospectus for Fidelity Cash Reserves. If we received the Profile Prospectus, we understand that we may purchase shares of Fidelity Cash Reserves now or request to receive and review the Fund's full prospectus before we make a decision to invest in Fidelity Cash Reserves. If we choose to invest now, we understand that Fidelity Cash Reserves will serve as the money market fund used to hold assets of my Non-Prototype Retirement Account pending other investment instructions. I understand that my Non-Prototype Retirement Account will be invested in accordance with my instructions as given from time to time to FBS.

This account is governed by a predispute arbitration clause, which is located on the last page of the Customer Agreement. We acknowledge receipt of the predispute arbitration clause.

X

SIGNATURE OF PLAN TRUSTEE 1 Date (month, day, year)

X

SIGNATURE OF PLAN TRUSTEE 2 Date (month, day, year)

Please tell us where you heard about Fidelity's financial solutions:

☐ Newspaper ☐ TV ☐ Magazine ☐ Radio ☐ Friend/Referral ☐ Direct Mail/Email ☐ Web ☐ Fidelity Branch

FOR FIDELITY USE ONLY ☐ Cash ☐ Margin ☐ ATP Account # Assigned ______

Rep Name ______ Reg. Rep. Signature ______ Corp ID ______ Date ______

Approving Manager's Signature ______ Date ______ Investor Center Number ______

Photo ID Type ______ Expiration Date ______ Second Photo ID Type ______ Expiration Date ______

FOLD AT PERFORATION AND DETACH

THE FIDELITY RETIREMENT PLAN

FIDELITY PROFIT SHARING PLAN ACCOUNT APPLICATION

Complete an application for each participant who wishes to trade securities or FundsNetwork mutual funds in a plan account through Fidelity Brokerage Services LLC ("FBS"). Mail your completed forms to: Fidelity Investments, P.O. Box 770001, Cincinnati, OH 45277-0036.

Note: There are three parties associated with the adoption of a Profit Sharing Plan – Employer, Plan Administrator and Plan Participant. In many cases, the business owner may represent all three parties. Please complete this application accordingly.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, address, and a government-issued identification number before opening your account. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in an account. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your account may be restricted and/or closed if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information, or from any restriction placed upon, or closing of, your account.

1 RETIREMENT PLAN INFORMATION

This section requests plan information to be completed and signed by the Employer.

2 PARTICIPANT ACCOUNT INFORMATION

This section requests participant account information to be completed by the Participant. **All fields in bold are required for opening an account.**

3 PARTICIPANT FINANCIAL PROFILE

We are required by the NASD and other industry regulators to obtain the participant information in this section.

4 PARTICIPANT BENEFICIARY DESIGNATION

Complete this section to designate beneficiaries to receive payment of the value of your Profit Sharing Plan account following your death. If you are married and designate a beneficiary other than your spouse, be sure to have your spouse sign this section in the presence of a notary public.

5 ACCOUNT FEATURES

Complete this section if you are interested in more information about options trading.

6 PARTICIPANT AND PLAN ADMINISTRATOR SIGNATURE

This section must be signed by both the Participant and Plan Administrator. Please be sure to sign your application in ink. **We cannot process your application without your signature.**

QUESTIONS? For more information

1-800-FIDELITY or **Fidelity.com**

Fidelity INVESTMENTS®

1 RETIREMENT PLAN INFORMATION (TO BE COMPLETED BY THE EMPLOYER)

Please complete the following information:

Business Name ______________________________

Employer Tax I.D. ☐☐ – ☐☐☐☐☐☐☐ (Do not use a Social Security number.)

All forms must contain your Employer Tax I.D. number. Do not use your Social Security number. If you need to obtain a Tax I.D. number, please call the IRS at 800-829-1040.

Name of Plan Administrator ______________________________

(The Plan Administrator can be the Employer or a person designated by the Employer.)

Plan Administrator Address ______________________________
Street City State Zip

Has a Fidelity Profit Sharing Plan Adoption Agreement already been filed to establish the plan for your business?

☐ Yes ☐ No If yes, please indicate the business owner's (Employer) Fidelity account number below. If no, please provide a completed Fidelity Profit Sharing Plan Adoption Agreement with this application. ☐☐☐☐☐☐☐☐☐

Employer (Owner) Plan Account Number

X

SIGNATURE OF EMPLOYER DATE

2 PARTICIPANT ACCOUNT INFORMATION (TO BE COMPLETED BY THE PARTICIPANT)

Full legal name ______________________________
First Name Middle Name Last Name

Email address ______________________________ **Date of birth (month/day/year)** ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐

Permanent address ______________________________
(no P.O. boxes) Street City State Zip

Mailing address ______________________________
(if different from above) Street City State Zip

Phone numbers Home ☐☐☐-☐☐☐-☐☐☐☐ Work ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ______________ Country of tax residence ☐ U.S. ☐ Other ______________

GOVERNMENT ID (FOREIGN CITIZENS ONLY) Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa*

☐ Foreign national identity document*

____
*Bank name required *Account number required

____
*Bank address required *Phone number required

Document number and country of issuance ______________________________
(Number from the document checked above)

U.S. driver's license number (if available) ______________________________ State of issuance ☐☐

Employment status Occupation ______________________________
(if retired or not employed, indicate source of income)

Be sure to sign this application before returning to Fidelity. Please continue. ➤

FOLD AT PERFORATION AND DETACH

2 PARTICIPANT ACCOUNT INFORMATION (CONTINUED)

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ____________________

3 FINANCIAL PROFILE (REQUIRED)

YOUR INVESTMENT OBJECTIVE

You should choose your investments for this account based on your objectives, time frame, and tolerance for market fluctuation. From short-term liquid investments that seek to preserve capital (accepting the lowest returns in exchange for stability) to longer-term investments that seek maximum growth (but can tolerate very wide fluctuations in market values), you can choose an approach that's best for you. Simply check the box below that most closely matches your investment objective.

Check one profile (Determine your profile using the information below.)

☐ 1 Short-Term ☐ 2 Conservative ☐ 6 Balanced ☐ 3 Growth ☐ 5 Aggressive Growth ☐ 4 Most Aggressive

SAMPLE PORTFOLIO MIX

Asset Class

☐ Short-Term ☐ Bonds

☐ International Stocks

☐ U.S. Domestic Stocks


100%
50%
30%
20%
10%
40%
45%
5%
10%
25%
60%
5%
15%
15%
70%
20%
80%

Lower risk / Shorter timeframe ← → Higher risk / Longer timeframe

RETURN DATA*	Short-Term	Conservative	Balanced	Growth	Aggressive Growth	Most Aggressive
1 Year Best	15.20%	31.06%	76.57%	109.55%	136.07%	162.89%
1 Year Worst	0.04%	-17.67%	-40.64%	-52.92%	-60.78%	-67.56%
5 Years Best	11.13%	16.79%	22.06%	27.23%	31.91%	36.12%
5 Years Worst	0.06%	-0.37%	-6.18%	-10.43%	-13.78%	-17.36%
20 Years Best	7.73%	10.85%	13.94%	15.62%	16.85%	17.88%
20 Years Worst	0.42%	2.92%	3.43%	3.10%	2.66%	1.89%
Average (1926–2004)	3.72%	6.19%	8.22%	9.26%	9.97%	10.50%

Short-Term You seek to preserve your capital and can accept the lowest returns in exchange for price stability.
Conservative You seek to minimize fluctuations in market values by taking an income-oriented approach with some potential for capital appreciation (minimum required for writing covered call options).
Balanced You seek the potential for capital appreciation and some growth and can withstand moderate fluctuations in market value.
Growth You have a preference for growth and can withstand significant fluctuations in market value.
Aggressive Growth You seek aggressive growth and can tolerate wide fluctuations in market values, especially over the short term.
Most Aggressive You seek very aggressive growth and can tolerate very wide fluctuations in market values, especially over the short term (required for options strategies other than writing covered call options).

Check one box in each column.

ANNUAL INCOME (from all sources)	ESTIMATED NET WORTH (excluding residence)	ESTIMATED LIQUID NET WORTH	FEDERAL TAX BRACKET
☐ 1 Under $20,000	☐ 1 Under $30,000	☐ 1 Under $15,000	☐ 1 ≤15%
☐ 2 $20,000–$50,000	☐ 1 $30,000–$50,000	☐ 1 $15,000–$50,000	☐ 2 25%
☐ 3 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 3 >27%
☐ 4 Over $100,000	☐ 3 $100,001–$500,000	☐ 3 $100,001–$500,000	
	☐ 4 Over $500,000	☐ 4 Over $500,000	

Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments but may provide greater potential return over the long term. Although bonds generally present less short-term risk and volatility than stocks, bonds do entail interest rate risk (as interest rate rise, bond prices usually fall and vice versa) and the risk of default, or the risk that an issuer will be unable to make income or principal payments. Additionally, bonds and short-term investments entail greater inflation risk, or the risk that the return of an investment will not keep up with increases in the prices of goods and services, than stocks. Finally, foreign investments, especially those in emerging markets, involve greater risk and may offer greater potential return than U.S. investments.

Sample allocations assume that holdings match certain benchmarks: the Wilshire 5000 Total Market Index (for stocks) and the Lehman Universal Index (for bonds). Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments, but may provide greater potential return over the long term.

*Average annual return data for Domestic Stocks, Bonds, and Short-Term asset classes range over a period from 1926–2004. Return data for the International Stock asset class range over the period from 1970–2004. Domestic Stocks are represented by the S&P 500®; bonds are represented by the U.S. Intermediate Term Government Bonds; Short-Term assets are based on the 30-day U.S. Treasury bill; and International Stocks are represented by the MS EAFE Index. This is for illustrative purposes only and is not indicative of any investment. Past performance is no guarantee of future results.

FOLD AT PERFORATION AND DETACH

4 PARTICIPANT BENEFICIARY DESIGNATION

Designate beneficiaries to receive payment of the value of this Fidelity Retirement Plan account following your death. You may name one or more persons, trusts, or entities. This beneficiary designation applies to this account only and will not impact other Fidelity account beneficiary designations. Additionally, any beneficiary designations you have made on other Fidelity accounts will not apply to this account.

For new accounts, fill out this section completely. Leaving this section blank will indicate no beneficiary is named by you for this account and upon your death you agree to have the payment of the value of this account made to your surviving spouse or, if no surviving spouse, your estate. If more than one person is named and no share percentages are indicated, payment shall be made in equal shares to your surviving primary beneficiary(ies). If a percentage is indicated and a primary beneficiary does not survive you, the percentage of that beneficiary's designated share shall be divided equally among the surviving primary beneficiary(ies). If no primary beneficiaries survive you, payment will be made to any surviving contingent beneficiaries according to the same rules of succession described above for primary beneficiaries.

Please indicate the participant's marital status. Single ☐ **Married** ☐ If married and you designate a nonspouse beneficiary as your primary beneficiary, have your spouse sign the Spousal Consent section below in the presence of a notary public.

Note: If beneficiary is a trust, please provide the trust's name and address, the date of the trust, and the trustee(s) name. Attach a separate sheet with this information.

4A: Designation of Primary Beneficiary(ies) (Must add up to 100%)

	First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Relationship: Spouse	Non-Spouse Individual	Trust	Entity
1.							☐	☐	☐	☐
2.							☐	☐	☐	☐
3.							☐	☐	☐	☐
					Total 100%					

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Primary Beneficiary Designation.*

4B: Designation of Contingent Beneficiary(ies) (Must add up to 100%)

	First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Spouse	Non-Spouse Individual	Trust	Entity
1.							☐	☐	☐	☐
2.							☐	☐	☐	☐
3.							☐	☐	☐	☐
					Total 100%					

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Contingent Beneficiary Designation.*

*If this box is checked, if any primary or contingent beneficiary, as applicable, does not survive the account owner, but leaves surviving descendants, then any share otherwise payable to such beneficiary shall instead be paid to such beneficiary's descendants, by right of representation.

Spousal consent:

I hereby consent to the designation of the primary beneficiary(ies) listed above. I understand this consent allows the beneficiary(ies) listed above to be paid amounts that would otherwise be paid to me.

X	X
SIGNATURE OF PARTICIPANT'S SPOUSE DATE	NOTARY PUBLIC DATE

5 ACCOUNT FEATURES

Check below to receive a Fidelity Options Account Application by mail or visit Fidelity.com to print the form.

☐ **Options Trading:** To be considered for options trading within your brokerage account, all new account owners must complete a Fidelity Options Account Application, available online at Fidelity.com. A separate Fidelity Options Account Application must be completed for each account in which you wish to trade options.

6 PARTICIPANT AND PLAN ADMINISTRATOR SIGNATURE (REQUIRED)

PARTICIPANT AGREEMENT

- I have received and read either the Prospectus or the Profile Prospectus for Fidelity Cash Reserves. If I received the Profile Prospectus, I understand that I may purchase shares of Fidelity Cash Reserves now or request to receive and review the Fund's full prospectus before I make a decision to invest in Fidelity Cash Reserves. If I choose to invest now, I understand that Fidelity Cash Reserves will serve as the money market fund used to hold assets of my Profit Sharing Plan Account pending other investment instructions. I understand that my Profit Sharing Plan Account will be invested in accordance with my instructions as given from time to time to FBS.
- I understand that, upon issuer's request in accordance with applicable rules and regulations, Fidelity will disclose my name to issuers of securities if securities are held in my account so that I can receive important information, unless I do not consent to disclosure and notify FBS in writing that I do not consent. I hereby certify under penalties of perjury that my Social Security number (as indicated in Section 2) is correct. I also certify that I am of legal age to enter into this agreement.
- I have read the Fidelity Brokerage Commission Schedule and Schedule of Fees and understand that certain brokerage fees and charges apply to this account. The Trustee may change this fee schedule from time to time, as provided in the Plan.
- Although Fidelity Management Trust Company is a bank, I recognize that any investment company (e.g., any mutual fund/money market fund) in which my Retirement account Plan may be invested is not a bank and is not backed or guaranteed by any bank or insured by the FDIC.
- **This agreement shall be construed, administered, and enforced according to the laws of the Commonwealth of Massachusetts, except as superseded by federal law or statute. The Fidelity Brokerage Retirement Account Customer Agreement shall inure to the benefit of Fidelity's successors and assigns, whether by merger, consolidation, or otherwise.**
- Acceptance will be evidenced by a Letter of Acceptance sent by, or on behalf of, Fidelity Brokerage Services LLC, Fidelity Management Trust Company, and National Financial Services LLC.
- By signing below, I hereby consent to the information and provisions set forth in this account application and instructions and to the beneficiary(ies) I have designated in the application. I understand that the payment to the beneficiaries will be made according to the rules of succession described in the beneficiary designation section of this account application.
- **I have read, understand, and agree to be bound by the Fidelity Brokerage Retirement Account Customer Agreement governing this account as is currently in effect and as may be amended from time to time.**

This account is governed by a pre-dispute arbitration clause, which is located on the last page of the Customer Agreement. I acknowledge receipt of the pre-dispute arbitration clause.

X

PARTICIPANT'S SIGNATURE DATE

X

PLAN ADMINISTRATOR'S SIGNATURE DATE

Please tell us where you heard about Fidelity's financial solutions:

☐ Newspaper ☐ TV ☐ Magazine ☐ Radio ☐ Friend/Referral ☐ Direct Mail/Email ☐ Web ☐ Fidelity Branch

FOR FIDELITY USE ONLY ☐ Cash ☐ ATP Account # Assigned ____

Rep Name ____ Reg. Rep. Signature ____ Corp ID ____ Date ____

Approving Manager's Signature ____ Date ____ Investor Center Number ____

Photo ID Type ____ Expiration Date ____ Second Photo ID Type ____ Expiration Date ____

Fidelity INVESTMENTS

FIDELITY ROLLOVER IRA APPLICATION

To complete this application, fill in all relevant sections, sign in ink, and return application and distribution check to Fidelity in the postage-paid envelope or mail to: Fidelity Management Trust Company, Corporate Rollover Department, P.O. Box 770001, Cincinnati, OH 45277-0037.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, address, and a government-issued identification number before opening your account. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in an account. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your account may be restricted and/or closed if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information, or from any restriction placed upon, or closing of, your account.

Now that you've decided to roll over your assets to Fidelity, follow these three steps to complete the process.

A. ESTABLISH YOUR FIDELITY ROLLOVER IRA

- Complete the enclosed application. **All fields in bold are required for opening an account.**
- Or, visit **Fidelity.com/rollover** to open your account online today

Note: If you already have an existing Fidelity Rollover IRA or Traditional IRA to which you would like to roll additional employer-sponsored retirement plan assets,you do not need to fill out this new account application. Simply follow the instructions in step B for rolling over the distribution from your previous employer.

(The ability to roll commingled assets to another retirement plan is dependent upon the receiving plan's document. If you were born before 1936 or if you are rolling over assets from a 457(b) plan, there may be additional tax considerations. To discuss these or other concerns regarding your personal situation, you should consult your tax advisor.)

B. ROLL OVER YOUR ELIGIBLE RETIREMENT ASSETS TO FIDELITY

1. Contact your previous employer(s) to determine what they require to initiate the rollover and distribute your assets to Fidelity Investments; distribution checks can be sent directly from your plan or from you to the following address:
   Fidelity Management Trust Company
   Corporate Rollover Department
   P.O. Box 770001
   Cincinnati, OH 45277-0037
2. Each employer's plan determines the time it will take to distribute the assets; generally allow for 6–8 weeks
3. Fidelity Rollover Specialists are available to answer any questions you may have about the process
4. Provide Fidelity with your email address on the application and we will keep you up-to-date on the status of your rollover, or you can track it online at **Fidelity.com/goto/atv**

C. SET UP AN INVESTMENT STRATEGY

A Fidelity Representative can help you determine a strategy to meet your goals. Call Fidelity or visit your local Fidelity Investment Center for more information.

QUESTIONS? For more information

1-800-FIDELITY or **Fidelity.com**

Fidelity INVESTMENTS®

FOLD AT PERFORATION AND DETACH

1 PERSONAL INFORMATION/YOUR PROFILE

Complete the information as it should appear on your account. Check the appropriate item in each category. If you answered "yes" under affiliations, you must include a letter of account approval from your Compliance Officer with your account application and indicate your employer's company name and address in the section indicated. Notification of your intent to open an account will be sent to your employer in accordance with current regulations. **All fields in bold are required for opening an account.**

ACCOUNT OWNER

Full legal name ______________________
First Name　Middle Name　Last Name

Email address ______________________ **Date of birth (month/day/year)** ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐ **or Taxpayer ID number** ☐☐-☐☐☐☐☐☐☐

Permanent address ______________________
(no P.O. boxes)　Street　City　State　Zip

Mailing address ______________________
(if different from above)　Street　City　State　Zip

Phone numbers　Home ☐☐☐-☐☐☐-☐☐☐☐　Work ☐☐☐-☐☐☐-☐☐☐☐　Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ______________　Country of tax residence ☐ U.S. ☐ Other ______________

FOREIGN CITIZENS ONLY – GOVERNMENT ID Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________
City　State/Province　Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa*

☐ Foreign national identity document*

*Bank name required　*Account number required

*Bank address required　*Phone number required

Document number and country of issuance ______________________
(Number from the document checked above)

U.S. driver's license number (if available) ______________________ State of issuance ☐☐

Employment status ☐ Employed ☐ Not employed ☐ Retired　Occupation ______________________
(if retired or not employed, indicate source of income)

☐ Self-Employed　If you are self-employed and your company corporate address is the same as your legal home address, please initial here that you work out of your home: ________

Employer's name and address ______________________
Name　Street　City　State　Zip

AFFILIATIONS Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes　If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes　Trading symbol ☐☐☐☐☐☐　Company ______________

2 FINANCIAL PROFILE (REQUIRED)

YOUR INVESTMENT OBJECTIVE

You should choose your investments for this account based on your objectives, time frame, and tolerance for market fluctuation. From short-term liquid investments that seek to preserve capital (accepting the lowest returns in exchange for stability) to longer-term investments that seek maximum growth (but can tolerate very wide fluctuations in market values), you can choose an approach that's best for you. Simply check the box below that most closely matches your investment objective.

Check one profile (Determine your profile using the information below.)

☐ 1 Short-Term ☐ 2 Conservative ☐ 6 Balanced ☐ 3 Growth ☐ 5 Aggressive Growth ☐ 4 Most Aggressive

SAMPLE PORTFOLIO MIX

Asset Class

☐ Short-Term ☐ Bonds

☐ International Stocks

☐ U.S. Domestic Stocks


100%
50%
30%
20%
10%
45%
40%
5%
10%
25%
60%
5%
15%
15%
70%
20%
80%

Lower risk Shorter timeframe ⟷ Higher risk Longer timeframe

RETURN DATA*

	Short-Term	Conservative	Balanced	Growth	Aggressive Growth	Most Aggressive
1 Year Best	15.20%	31.06%	76.57%	109.55%	136.07%	162.89%
1 Year Worst	0.04%	-17.67%	-40.64%	-52.92%	-60.78%	-67.56%
5 Years Best	11.13%	16.79%	22.06%	27.23%	31.91%	36.12%
5 Years Worst	0.06%	-0.37%	-6.18%	-10.43%	-13.78%	-17.36%
20 Years Best	7.73%	10.85%	13.94%	15.62%	16.85%	17.88%
20 Years Worst	0.42%	2.92%	3.43%	3.10%	2.66%	1.89%
Average (1926–2004)	3.72%	6.19%	8.22%	9.26%	9.97%	10.50%

Short-Term You seek to preserve your capital and can accept the lowest returns in exchange for price stability.

Conservative You seek to minimize fluctuations in market values by taking an income-oriented approach with some potential for capital appreciation (minimum required for writing covered call options).

Balanced You seek the potential for capital appreciation and some growth and can withstand moderate fluctuations in market value.

Growth You have a preference for growth and can withstand significant fluctuations in market value.

Aggressive Growth You seek aggressive growth and can tolerate wide fluctuations in market values, especially over the short term.

Most Aggressive You seek very aggressive growth and can tolerate very wide fluctuations in market values, especially over the short term (required for options strategies other than writing covered call options).

Check one box in each column.

ANNUAL INCOME (from all sources)	ESTIMATED NET WORTH (excluding residence)	ESTIMATED LIQUID NET WORTH	FEDERAL TAX BRACKET
☐ 1 Under $20,000	☐ 1 Under $30,000	☐ 1 Under $15,000	☐ 1 ≤15%
☐ 2 $20,000–$50,000	☐ 1 $30,000–$50,000	☐ 1 $15,000–$50,000	☐ 2 25%
☐ 3 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 2 $50,001–$100,000	☐ 3 >27%
☐ 4 Over $100,000	☐ 3 $100,001–$500,000	☐ 3 $100,001–$500,000	
	☐ 4 Over $500,000	☐ 4 Over $500,000	

Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments but may provide greater potential return over the long term. Although bonds generally present less short-term risk and volatility than stocks, bonds do entail interest rate risk (as interest rate rise, bond prices usually fall and vice versa) and the risk of default, or the risk that an issuer will be unable to make income or principal payments. Additionally bonds and short-term investments entail greater inflation risk, or the risk that the return of an investment will not keep up with increases in the prices of goods and services, than stocks. Finally, foreign investments, especially those in emerging markets, involve greater risk and may offer greater potential return than U.S. investments.

Sample allocations assume that holdings match certain benchmarks: the Wilshire 5000 Total Market Index (for stocks) and the Lehman Universal Index (for bonds). Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments, but may provide greater potential return over the long term.

*Average annual return data for Domestic Stocks, Bonds, and Short-Term asset classes range over a period from 1926–2004. Return data for the International Stock asset class range over the period from 1970–2004. Domestic Stocks are represented by the S&P 500®; bonds are represented by the U.S. Intermediate Term Government Bonds; Short-Term assets are based on the 30-day U.S. Treasury bill; and International Stocks are represented by the MS EAFE Index. This is for illustrative purposes only and is not indicative of any investment. Past performance is no guarantee of future results.

FOLD AT PERFORATION AND DETACH

3 TELL US HOW TO INVEST YOUR ROLLOVER

☐ I would like to invest my eligible retirement distribution in a new Fidelity Rollover IRA according to the instructions I have outlined below. Invest my retirement money in the following mutual fund(s). I understand that mutual fund purchases will be made at the next available share price after receipt of my retirement money.

Fund Name: ________________________% Fund Name:________________________________%

Fund Name: ________________________% Fund Name:________________________________%

Please roll over the following company stock in-kind (fill in Security Name): ________________________________

Please use whole percentage number and be sure your total equals 100%. Please do not indicate fractional shares.

4 BENEFICIARY DESIGNATION (MUST ADD UP TO 100%)

Designate beneficiaries to receive payment of the value of your IRA following your death. This beneficiary designation applies to this account only and will not impact other Fidelity account beneficiary designations. Additionally, any beneficiary designation you have named for other Fidelity accounts will not apply to this account.

Fill out this section completely. Leaving this section blank will indicate no beneficiary is named by you for this account and upon your death you agree to have the payment of the value of this IRA made according to the rules of succession as outlined in the applicable Custodial Agreement and Disclosure Statement.

You may assign different percentages to each beneficiary. Ensure that your percentages total 100% for Primary Beneficiaries and 100% for contingent beneficiaries. A contingent beneficiary is defined as any one or more persons, trusts, or entities that may be chosen to receive your account assets if there are no surviving primary beneficiary(ies).

4A: Designation of Primary Beneficiary(ies)

	First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Relationship: Spouse	Non-Spouse Individual	Trust	Entity
1.							☐	☐	☐	☐
2.							☐	☐	☐	☐
3.							☐	☐	☐	☐
					Total 100%					

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Primary Beneficiary Designation.*

4B: Designation of Contingent Beneficiary(ies)

	First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Spouse	Non-Spouse Individual	Trust	Entity
1.							☐	☐	☐	☐
2.							☐	☐	☐	☐
3.							☐	☐	☐	☐
					Total 100%					

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Contingent Beneficiary Designation.*

*If this box is checked, if any primary or contingent beneficiary, as applicable, does not survive the account owner, but leaves surviving descendants, any share otherwise payable to such beneficiary shall instead be paid to such beneficiary's surviving descendants, by right of representation.

5 YOUR ROLLOVER DISTRIBUTION (SELECT OPTION 1 OR 2)

Enclose a copy of your most recent employer-sponsored retirement plan statement with this application.

Does your employer's plan offer Fidelity mutual fund(s) as an investment option? ☐ **Yes** ☐ **No** **Amount of Rollover $**________________

Retirement Plan Information: Please provide contact information for distributing employer and recordkeeper/plan administrator (if requesting distributions from more than one plan, please attach a separate sheet with additional contact information).

Employer Name: ______________________ Contact Name & Phone: ______________________

Address/City/State/Zip: ______________________

Recordkeeper Name & Phone: ______________________ Account Number: ______________________

Address/City/State/Zip: ______________________

Select Option 1 or 2

☐ **Option 1: Do not contact my plan. I have or will be requesting a distribution from my previous employer.**

☐ I am enclosing the check and/or stock certificates with this application. ☐ A check will be forwarded to Fidelity.

or

☐ **Option 2: I have or will be requesting a distribution from my previous employer but they require additional information from Fidelity.**

☐ Please send a letter of acknowledgment to the employer at the address I have detailed above. ☐ Please send a letter of acknowledgment to the recordkeeper I have detailed above.

6 SIGNATURE (REQUIRED)

- I hereby adopt the Fidelity IRA appointing Fidelity Management Trust Company (FMTC) (or any successor pursuant to the terms of the Fidelity IRA) as Custodian, and Fidelity Brokerage Services LLC (FBS) and National Financial Services LLC (NFS) to perform administrative services. Acceptance will be evidenced by a Letter of Acceptance signed by, or on behalf of, FBS, FMTC and NFS.
- I have received and read either the Prospectus or the Profile Prospectus for Fidelity Cash Reserves. If I received the Profile Prospectus, I understand that I may purchase shares of Fidelity Cash Reserves now or request to receive and review the Fund's full prospectus before I make a decision to invest in Fidelity Cash Reserves. If I choose to invest now, I understand that Fidelity Cash Reserves will serve as the money market fund used to hold assets of my IRA pending other investment instructions. I understand that my IRA will be invested in accordance with my instructions as given from time to time to FBS. Upon the issuer's request in accordance with applicable rules and regulations, Fidelity will disclose my name to issuers of securities, if securities are held in my account, so that I can receive important information unless I do not consent to disclosure and will notify FBS if I do not consent. I hereby certify under penalties of perjury that my Social Security number in Section 1 is correct. I also certify that I am of legal age to enter into this agreement. I understand that it is my responsibility to read the prospectus for any mutual fund into which I purchase or exchange. I certify that this account is being opened with a distribution from an employer-sponsored plan that qualifies for rollover treatment and I irrevocably elect to treat this contribution as a rollover contribution.
- I have read the Schedule of Fees, and understand that certain brokerage fees and charges may apply to this account. FMTC may change the fee schedule from time to time, as provided in the Custodial Agreement. Although FMTC is a bank, I recognize that any investment company (i.e., any mutual fund/money market fund) in which this IRA may be invested is not a bank and is not backed or guaranteed by any bank or insured by the FDIC.
- This agreement shall be construed, administered and enforced according to the laws of the Commonwealth of Massachusetts, except as superseded by federal law or statute.
- The Fidelity Brokerage Retirement Account Customer Agreement shall inure to the benefit of Fidelity's successors and assigns, whether by merger, consolidation or otherwise.
- I hereby indemnify the Custodian (its agents, affiliates, successors, and employees) from any and all liability in the event I fail to meet any IRS requirements concerning my IRA(s).
- I acknowledge that I have been furnished with a copy of the Fidelity IRA Custodial Agreement and Disclosure Statement and Account Customer Agreement and that I have read, understood and agree to be bound by its terms and conditions as they are currently in effect and as they may be amended in the future.
- By signing below, I hereby consent to the terms of the Custodial Agreement, including the information and provisions set forth in this account application, and to the beneficiary(ies) I have designated in this application. I understand that the payment to beneficiaries will be made according to the rules of succession described in the Fidelity IRA Custodial Agreement and Disclosure Statement. Terms and conditions of the agreements may be amended from time to time.
- I have read, understand, and agree to be bound by the Fidelity Brokerage Retirement Account Customer Agreement governing this account as is currently in effect and as may be amended from time to time.

This account is governed by a pre-dispute arbitration clause, which is located on the last page of the Customer Agreement. I acknowledge receipt of the pre-dispute arbitration clause.

X

SIGNATURE OF ACCOUNT OWNER (in ink) Date (month, day, year)

Please tell us where you heard about Fidelity's financial solutions:

☐ Newspaper ☐ TV ☐ Magazine ☐ Radio ☐ Friend/Referral ☐ Direct Mail/Email ☐ Web ☐ Fidelity Branch

FOR FIDELITY USE ONLY ☐ Cash ☐ Margin ☐ ATP Account # Assigned ______

Rep Name ______ Reg. Rep. Signature ______ Corp ID ______ Date ______

Approving Manager's Signature ______ Date ______ Investor Center Number ______

Photo ID Type ______ Expiration Date ______ Second Photo ID Type ______ Expiration Date ______

Fidelity INVESTMENTS

FOLD AT PERFORATION AND DETACH

FIDELITY FUNDS SALARY REDUCTION SEP-IRA (SARSEP) ACCOUNT APPLICATION

It's easy to fill out this application. Just complete all relevant sections, sign in ink, and return to Fidelity in the postage-paid envelope or mail to: Fidelity Investments, P.O. Box 770001, Cincinnati, OH 45277-0036.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, address, and a government-issued identification number before opening your account. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in an account. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your account may be restricted and/or closed if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including, but not limited to, lost opportunities) resulting from any failure to provide this information, or from any restriction placed upon, or closing of, your account.

1 ACCOUNT SETUP

Please complete the information as it should appear on your account.
All fields in bold are required for opening an account.

2 FINANCIAL PROFILE

We are required by the NASD and other industry regulators to obtain the information in this section.

3 FUNDING YOUR ACCOUNT

Simply check the appropriate box(es) indicating how you would like to fund your account.

4 INVESTMENT INFORMATION

Please make your check payable to Fidelity Fund (Name) (e.g., Fidelity Cash Reserves). Note that Fidelity cannot accept foreign checks, money orders or traveler's checks. Be sure to read the prospectus(es) for the fund(s) you choose.

5 BENEFICIARY DESIGNATION

Complete this section to designate beneficiaries to receive payment of the value of your SARSEP following your death.

6 SIGNATURE

Please be sure to sign your application in ink. **We cannot process your application without your signature.**

QUESTIONS? For more information

1-800-544-5373 or **Fidelity.com/retirement**

Fidelity INVESTMENTS®

(Please complete and return all pages except this cover sheet.)

Use this application to:

- Add a participant to an existing Fidelity SARSEP plan; or
- Transfer an existing SARSEP plan to Fidelity; or
- Complete a 60-day rollover of an existing SARSEP.

Your existing SARSEP plan must have been established before January 1, 1997, and must use IRS Form 5305A-SEP.
For help with this application, call us at 1-800-544-5373 between 8 a.m. and 8 p.m. ET.

All sections must be completed. Please type or print clearly and be sure to sign in Section 6.

1 ACCOUNT SETUP

ACCOUNT OWNER

Full legal name ______________________________
First Name | Middle Name | Last Name

Email address ______________________ **Date of birth (month/day/year)** ☐☐-☐☐-☐☐☐☐

Social Security number ☐☐☐-☐☐-☐☐☐☐

Permanent address ______________________________
(no P.O. boxes) Street | City | State | Zip

Mailing address ______________________________
(if different from above) Street | City | State | Zip

Phone numbers Home ☐☐☐-☐☐☐-☐☐☐☐ Work ☐☐☐-☐☐☐-☐☐☐☐ Ext. ☐☐☐☐

Countries of citizenship ☐ U.S. ☐ Other(s) ______________ Country of tax residence ☐ U.S. ☐ Other ______________

GOVERNMENT ID (FOREIGN CITIZENS ONLY) Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________________
City | State/Province | Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa

☐ Passport without U.S. visa* ______________________________
*Bank name required | *Account number required

☐ Foreign national identity document* ______________________________
*Bank address required | *Phone number required

Document number and country of issuance ______________________________
(Number from the document checked above)

Be sure to sign this application before returning to Fidelity. Please continue. ➛

1 ACCOUNT SETUP (CONTINUED)

U.S. driver's license number (if available) ______________________ State of issuance ☐☐

Employment status ☐ Employed ☐ Not employed ☐ Retired Occupation ______________________
(if retired or not employed, indicate source of income)

☐ Self Employed If you are self employed and your company corporate address is the same as your legal home address, please initial here that you work out of your home: ______

Employer's name and address ______________________
Name Street City State Zip

☐ Check here if your employment address and permanent residential address are the same.

AFFILIATIONS Are you affiliated with, or employed by, a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No ☐ Yes If you have answered "yes," you must include a letter of account approval from your Compliance Officer and indicate your employer's company name and address above. Failure to include an approval letter may delay the processing of your request. An account approval letter is not required for Fidelity employees.

Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol ☐☐☐☐☐☐ Company ______________________

FOLD AT PERFORATION AND DETACH

Be sure to sign this application before returning to Fidelity. Please continue. →

2 FINANCIAL PROFILE (REQUIRED)

YOUR INVESTMENT OBJECTIVE

You should choose your investments based on your objectives, time frame, and tolerance for market fluctuation. From short-term liquid investments that seek to preserve capital (accepting the lowest returns in exchange for stability) to longer-term investments that seek maximum growth (but can tolerate very wide fluctuations in market values), you can choose an approach that's best for you. Simply check the box below that most closely matches your investment objective.

For joint accounts, please provide combined information.

Check one profile (Determine your profile using the information below.)

☐ 1 Short-Term ☐ 2 Conservative ☐ 6 Balanced ☐ 3 Growth ☐ 5 Aggressive Growth ☐ 4 Most Aggressive

SAMPLE PORTFOLIO MIX

Asset Class

☐ Short-Term ☐ Bonds

☐ International Stocks

☐ U.S. Domestic Stocks



100%
50%
30%
20%
10%
40%
45%
5%
10%
25%
60%
5%
15%
15%
70%
20%
80%

Lower risk Shorter timeframe ⟷ Higher risk Longer timeframe

RETURN DATA*

	Short-Term	Conservative	Balanced	Growth	Aggressive Growth	Most Aggressive
1 Year Best	15.20%	31.06%	76.57%	109.55%	136.07%	162.89%
1 Year Worst	0.04%	-17.67%	-40.64%	-52.92%	-60.78%	-67.56%
5 Years Best	11.13%	16.79%	22.06%	27.23%	31.91%	36.12%
5 Years Worst	0.06%	-0.37%	-6.18%	-10.43%	-13.78%	-17.36%
20 Years Best	7.73%	10.85%	13.94%	15.62%	16.85%	17.88%
20 Years Worst	0.42%	2.92%	3.43%	3.10%	2.66%	1.89%
Average (1926–2004)	3.72%	6.19%	8.22%	9.26%	9.97%	10.50%

Short-Term You seek to preserve your capital and can accept the lowest returns in exchange for price stability.

Conservative You seek to minimize fluctuations in market values by taking an income-oriented approach with some potential for capital appreciation (minimum required for writing covered call options).

Balanced You seek the potential for capital appreciation and some growth and can withstand moderate fluctuations in market value.

Growth You have a preference for growth and can withstand significant fluctuations in market value.

Aggressive Growth You seek aggressive growth and can tolerate wide fluctuations in market values, especially over the short term.

Most Aggressive You seek very aggressive growth and can tolerate very wide fluctuations in market values, especially over the short term (required for options strategies other than writing covered call options).

Check one box from each column.

ANNUAL INCOME (from all sources)

- ☐ 1 Under $20,000
- ☐ 2 $20,000–$50,000
- ☐ 3 $50,001–$100,000
- ☐ 4 Over $100,000

ESTIMATED NET WORTH (excluding residence)

- ☐ 1 Under $30,000
- ☐ 1 $30,000–$50,000
- ☐ 2 $50,001–$100,000
- ☐ 3 $100,001–$500,000
- ☐ 4 Over $500,000

ESTIMATED LIQUID NET WORTH

- ☐ 1 Under $15,000
- ☐ 1 $15,000–$50,000
- ☐ 2 $50,001–$100,000
- ☐ 3 $100,001–$500,000
- ☐ 4 Over $500,000

FEDERAL TAX BRACKET

- ☐ 1 ≤15%
- ☐ 2 25%
- ☐ 3 >27%

*Average annual return data for Domestic Stocks, Bonds, and Short-Term asset classes range over a period from 1926–2004. Return data for the International Stock asset class range over the period from 1970–2004. Domestic Stocks are represented by the S&P 500,® bonds are represented by the U.S. Intermediate Term Government Bonds, Short-Term assets are based on the 30-day U.S. Treasury bill, and International Stocks are represented by the MS EAFE Index. This is for illustrative purposes only and is not indicative of any investment. Past performance is no guarantee of future results.

Be sure to sign this application before returning to Fidelity. Please continue. ➛

3 FUNDING YOUR ACCOUNT

Please check the box indicating how you are funding your SARSEP.

☐ **Salary reduction contributions** up to a maximum contribution of the lesser of 25% of compensation or $13,000.[1]
Note: Employers cannot establish new SARSEP plans after December 31, 1996. However, new participants can be added to an existing SARSEP plan established prior to January 1, 1997, as they become eligible. *Employers must make check(s) payable to Fidelity Investments.*

☐ **Direct transfer** of an existing SARSEP established prior to January 1, 1997, from another custodian to a Fidelity SARSEP.
You must also complete the enclosed Fidelity Funds Transfer Form.

☐ **60-day rollover** of assets you have withdrawn from an existing SARSEP that was established prior to January 1, 1997, and are reinvesting within 60 days to a Fidelity SARSEP. *Make your check(s) payable to Fidelity Investments. Do not complete a transfer form.*

[1] This amount is the maximum for the 2004 tax year and may be adjusted for increases in the cost of living. The maximum compensation on which contributions can be based is $205,000 for 2004.

4 INVESTMENT INFORMATION

Be sure to read the prospectus(es) for the fund(s) you choose. Checks should be made payable to Fidelity Investments. Write the fund name(s) on the check. If you wish to select more than two funds, attach additional instructions indicating the fund name and investment amount.

I understand the fund(s) indicated can only be purchased consistent with its prospectus at the next available share price on the business day following the deposit of my retirement money to my core account.

Fidelity Fund Name ____________________ Fund Symbol __________ Dollar Amount $ ☐☐☐,☐☐☐.☐☐

Fidelity Fund Name ____________________ Fund Symbol __________ Dollar Amount $ ☐☐☐,☐☐☐.☐☐

If you do not indicate a mutual fund, your transfer investment amount will be put in Fidelity Cash Reserves, a money market fund.

Note: It is not necessary to fill in the Investment Amounts if you are also completing a Mutual Fund Transfer Form. The transferred proceeds will be allocated according to the percentages listed on the Transfer Form.

5 BENEFICIARY DESIGNATION (MUST ADD UP TO 100%)

Designate beneficiaries to receive payment of the value of your SARSEP following your death. This beneficiary designation applies to this account only and will not impact other Fidelity account beneficiary designations. Additionally, any beneficiary designation you have named for other Fidelity accounts will not apply to this account.

Fill out this section completely. Leaving this section blank will indicate no beneficiary is named by you for this account and upon your death you agree to have the payment of the value of this SARSEP made according to the rules of succession as outlined in the applicable Custodial Agreement and Disclosure Statement.

You may assign different percentages to each beneficiary. Ensure that your percentages total 100% for Primary Beneficiaries and 100% for Contingent Beneficiaries. A Contingent Beneficiary is defined as any one or more persons, trusts, or entities that may be chosen to receive your account assets if there are no surviving Primary Beneficiary(ies).

5A: Designation of Primary Beneficiary(ies)

	First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Relationship: Spouse	Non-Spouse Individual	Trust	Entity
1.							☐	☐	☐	☐
2.							☐	☐	☐	☐
3.							☐	☐	☐	☐
					Total 100%					

Be sure to sign this application before returning to Fidelity. Please continue. →

FOLD AT PERFORATION AND DETACH

5 BENEFICIARY DESIGNATION (CONTINUED)

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Primary Beneficiary Designation.*

5B: Designation of Contingent Beneficiary(ies)

	First Name	MI	Last Name	Social Security or Tax I.D. Number	Share %	Date of Birth or Date of Trust	Spouse	Non-Spouse Individual	Trust	Entity
1.							☐	☐	☐	☐
2.							☐	☐	☐	☐
3.							☐	☐	☐	☐
					Total 100%					

Optional Designation: (Please consult with an estate planning attorney before using Per Stirpes.)

☐ Please add a **Per Stirpes** stipulation to all named individuals in my Contingent Beneficiary Designation.*

*If this box is checked, if any primary or contingent beneficiary, as applicable, does not survive the account owner, but leaves surviving descendants, then any share otherwise payable to such beneficiary shall instead be paid to such beneficiary's surviving descendants, by right of representation.

6 YOUR SIGNATURE

Please sign at the end of this section. We must have a signature to open the account.

By signing this application I certify that:

- **My company's Salary Reduction SEP (SARSEP) Plan was established prior to January 1, 1997, my employer has adopted IRS Form 5305A-SEP, and that I have entered into a salary reduction agreement with my employer.**
- I hereby adopt the Fidelity SARSEP, appointing Fidelity Management Trust Company (FMTC) (or any successor pursuant to the terms of the Fidelity IRA) as custodian, and National Financial Services LLC (NFS) or its agent to perform the administrative services. Acceptance will be evidenced by a Letter of Acceptance signed by, or on behalf of, FMTC and NFS. Although FMTC is a bank, I recognize that neither Fidelity Distributors Corporation nor any mutual fund in which this SARSEP may be invested is a bank and mutual fund shares are not backed or guaranteed by any bank or insured by the FDIC. **This agreement shall be construed, administered and enforced according to the laws of the Commonwealth of Massachusetts, except as superseded by federal law or statute.**
- I have received the Fidelity IRA Custodial Agreement and Disclosure Statement and agree to be bound to the terms of the Custodial Agreement of which this application is a part.
- I have received and read either the Prospectus or the Profile Prospectus for Fidelity Cash Reserves. If I received the Profile Prospectus, I understand that I may purchase shares of Fidelity Cash Reserves now or request to receive and review the Fund's full prospectus before I make a decision to invest in Fidelity Cash Reserves. If I choose to invest now, I understand that Fidelity Cash Reserves will serve as the money market fund used to hold assets of my SEP-IRA (SARSEP) pending other investment instructions. I understand that my SEP-IRA (SARSEP) will be invested in accordance with my instructions as given from time to time to FBS.
- I ratify any instructions given on this account. I hereby certify under penalties of perjury that my Social Security number (above) is correct, and that I am of legal age to enter into this agreement.
- I agree that FMTC and its affiliates, successors, officers, directors, employees and agents will not be liable for any loss, liability, cost or expense that may arise from acting upon any telephone or Internet instructions if it follows reasonable procedures designed to prevent unauthorized transactions.

BY SIGNING BELOW, I HEREBY CONSENT TO THE TERMS OF THE FIDELITY IRA CUSTODIAL AGREEMENT, INCLUDING THE INFORMATION AND PROVISIONS SET FORTH IN THIS ACCOUNT APPLICATION, AND TO THE BENEFICIARY(IES) I HAVE DESIGNATED IN THIS APPLICATION.

Please be sure to sign your application in ink.

We cannot process your application without your signature.

YOUR SIGNATURE **Date**

X

(You may wish to keep a copy of this application for your records.)

FOR FIDELITY USE ONLY ☐ Cash ☐ Margin ☐ ATP Account # Assigned ______

Rep. Name ______ Reg. Rep. Signature ______ Corp. ID ______ Date ______

Approving Manager's Signature ______ Date ______ Investor Center Number ______

Photo ID Type ______ Expiration Date ______ Second Photo ID Type ______ Expiration Date ______

Fidelity INVESTMENTS

Fidelity Account® – Stock Plan Services Account Application Instructions

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, address, and a government-issued identification number before opening your account. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in an account. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your account may be restricted and/or closed if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information, or from any restriction placed upon, or closing of, your account.

In order to open your Fidelity Account,® it's important you read the instructions below and the materials sent with this application, check the prefilled sections of the application for completeness and accuracy, and make any changes directly on the application. Please complete the blank sections, sign the application, and return it in the envelope provided. Under IRS rules, backup withholding will be imposed on certain transactions in your account unless we have received the required tax certifications included in your application.

When you participate in your employer's stock compensation plans, at some point in the future (depending on the particular plan), your proceeds (whether unrestricted stock or cash) will be available in your Fidelity Account. This account must be an individual, non-retirement brokerage account registered in your name. The information you provide on this application will set up your Fidelity Account (if you are an existing Fidelity customer, you may have additional options – see section 4).

The information provided in sections 2 and 3 of the application is required by industry regulations. Please read, complete, sign your application in section 5, and return it in the enclosed envelope.

If you would like to overnight your application, please send it to:

Fidelity Stock Plan Services, 100 Crosby Parkway, Mail Zone: KC1M, Covington, KY 41015.

1 Account Setup

Your full legal name and your permanent street address are required. In addition, please provide your mailing address if it is different from your permanent address. Please provide your phone numbers and email address. Fidelity has prefilled certain sections of your application and has assigned the account number(s) indicated. Your proceeds from participating in your employer's stock compensation plans (whether unrestricted shares or cash, depending on the particular plan) will be available in your Fidelity Account.

2 Required Information

For your convenience, we have prefilled some of the following information. Please review it for accuracy.

- Your Social Security number/Taxpayer ID number.
- If you have answered "yes" under Affiliations in Part A, you must include a letter of account approval from your Compliance Officer with your account application and indicate your employer's company name and address. Failure to include an approval letter from your Compliance Officer may delay the processing of your request.

3 Financial Profile

We are required by industry regulations to obtain this information. Please complete this section.

4 FIDELITY ACCOUNT

All of your proceeds from participating in your employer's stock compensation plans (whether unrestricted stock or cash, depending on the plan) will be available in your individual non-retirement Fidelity Account. You may use a new account or an existing account; however, retirement accounts cannot be used as your Fidelity Account.

Select a core account option where you would like your cash held between investments. The taxable cash account will be used if no information is supplied or if your initial investment is less than $5,000. The taxable cash account is a taxable interest account whose rate may vary depending on assets.

Other investment options available for your core account are:

- (433) Fidelity Arizona Municipal Money Market Fund
- (097) Fidelity California Municipal Money Market Fund
- (418) Fidelity Connecticut Municipal Money Market Fund
- (428) Fidelity Florida Municipal Money Market Fund
- (074) Fidelity Massachusetts Municipal Money Market Fund
- (420) Fidelity Michigan Municipal Money Market Fund
- (417) Fidelity New Jersey Municipal Money Market Fund
- (092) Fidelity New York Municipal Money Market Fund
- (419) Fidelity Ohio Municipal Money Market Fund
- (401) Fidelity Pennsylvania Municipal Money Market Fund
- (275) Fidelity Tax-Free Money Market Fund
- (010) Fidelity Municipal Money Market Fund

Please consider the fund's investment objectives, risks, charges and expenses before investing. For this and other information, call or write to Fidelity or visit Fidelity.com for a free prospectus. Read it carefully before you invest.

Cash Management Features

Within your Fidelity Account, you have a variety of features that allow you to easily use the available cash in your Fidelity Account (minimums and fees may apply). In addition to the features on the application, below are some additional services available to you. For more information, go to **Fidelity.com** or call **1-800-544-9354**.

- Fidelity American Express® Gold Card
- Direct Deposit
- Fidelity Automatic Account Builder®
- Bank Wire
- Checkwriting
- Option Trading (for eligible customers)
- Trading Authority (Full or Limited)
- Fidelity Visa® Gold Card
- Fidelity AccessLine®
- Fidelity Money Line®

Margin Credit Account (Fidelity Account only) – Fidelity AccessLine®

This borrowing feature allows you to use your eligible individual securities or mutual funds as collateral for overdraft protection, for the purchase of additional securities, as a low-cost loan alternative, or for debt consolidation. Addition of this feature is subject to Fidelity's approval and may require a review of your credit history. Margin borrowing involves additional risks and is not suitable for all investors. By checking the box and signing this application, you acknowledge that you have read the margin agreement section of the Customer Agreement and agree to its terms. If applying for margin, sections 2 and 3 must be completed in their entirety.

5 SIGNATURE

The owner must sign the application in section 5.

If you would like to overnight your application, please send it to:

Fidelity Stock Plan Services
100 Crosby Parkway
Mail Zone: KC1M
Covington, KY 41015.

Fidelity Account® – Stock Plan Services Application

1 ACCOUNT SETUP

Fidelity will open the following brokerage account that is indicated below for you. This account can be used for your stock plan activity or your personal investments. Existing Fidelity customers, please see section 4.

☐ Fidelity Account®

Account # ____________________

Phone Numbers:

Home ☐☐☐ – ☐☐☐ – ☐☐☐☐

Work ☐☐☐ – ☐☐☐ – ☐☐☐☐

Ext. ☐☐☐☐

☐ **The name listed below is my full legal name, which is required.**

____

Permanent address (no P.O. boxes):

____
Street
____
____

______________________________ ________ ________
City State Zip

Mailing address (if different):

____
Street
____
____

______________________________ ________ ________
City State Zip

U.S. driver's license number (if available) ☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐ State of issuance ☐☐

☐ **Owner's Email Address** ______________________________

2 REQUIRED INFORMATION This information must be provided in accordance with industry regulations.

Date of birth (Month/Day/Year): ☐☐ – ☐☐ – ☐☐☐☐ Social Security number: ☐☐☐ – ☐☐ – ☐☐☐☐

Countries of citizenship:

☐ U.S. ☐ Other(s)

Countries of tax residence:

☐ U.S. ☐ Other(s) ____________________

Occupation: (If retired or not employed, indicate source of income)

____

Employer's name/address:

____

____

______________________________ ________ ________
City State Zip

Affiliations:

A. Are you affiliated with or employed by a stock exchange or member firm of an exchange or the NASD, a municipal securities broker-dealer, or by Fidelity?

☐ No

☐ Yes, with: ______________________________
(see instructions)

B. Are you a "control person" or "affiliate" of a public company as defined in SEC Rule 144? This would include, but is not necessarily limited to, 10% shareholders, policy-making executives, and members of the Board of Directors.

☐ No ☐ Yes Trading symbol: ☐☐☐☐☐☐

Company: ______________________________

Review prefilled sections, complete blank sections, read Customer Agreement, sign section 5, and return to Fidelity.

2 REQUIRED INFORMATION CONTINUED

GOVERNMENT ID **(FOREIGN CITIZENS ONLY)** Identification document must have a reference number and photo. Please attach a photocopy.

Place of birth ______________________________
City State/Province Country

Immigration status ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. driver's license ☐ INS permanent resident alien card ☐ Passport with U.S. visa ☐ Employment Authorization Document (EAD)

☐ Passport without U.S. visa*

☐ Foreign national identity document*

*Bank name required *Account number required

*Bank address required *Phone number required

Document number and country of issuance ______________________________
(Number from the document checked above)

3 FINANCIAL PROFILE

Your Investment Objective

You should choose your investments based on your objectives, time frame, and tolerance for market fluctuation. From short-term liquid investments that seek to preserve capital (accepting the lowest returns in exchange for stability) to longer-term investments that seek maximum growth (but can tolerate very wide fluctuations in market values), you can choose an approach that's best for you. Simply check the box below that most closely matches your investment objective.

Check one profile (Determine your profile using the information below.)

	☐ 1 Short-Term	☐ 2 Conservative	☐ 6 Balanced	☐ 3 Growth	☐ 5 Aggressive Growth	☐ 4 Most Aggressive
	You seek to preserve your capital and can accept the lowest returns in exchange for price stability.	You seek to minimize fluctuations in market values by taking an income-oriented approach with some potential for capital appreciation.	You seek the potential for capital apprecia-tion and some growth and can withstand moderate fluctuations in market value	You have a preference for growth and can withstand significant fluctuations in market value.	You seek aggressive growth and can toler-ate wide fluctuations in market values, espe-cially over the short term.	You seek very aggres-sive growth and can tolerate very wide fluctuations in market values, especially over the short term.

SAMPLE PORTFOLIO MIX

Asset Class
☐ Short-Term
☐ Bonds
☐ International Stocks
■ U.S. Domestic Stocks



100%
50%
30%
20%
10%
45%
40%
5%
10%
25%
60%
5%
15%
15%
70%
20%
80%

Lower risk Shorter timeframe ⟵⟶ Higher risk Longer timeframe

Historical Return for Asset Mixes from 1926–2004*

Higher Annual Return
Lower Annual Return



15.2%
0.04%
31.06%
-17.67%
76.57%
-40.64%
109.55%
-52.92
136.07%
-60.78%
162.89%
-67.56%

	Short-Term	Conservative	Balanced	Growth	Aggressive Growth	Most Aggressive
	Avg. 3.72%	Avg. 6.19%	Avg. 8.22%	Avg. 9.26%	Avg. 9.97%	Avg. 10.50%

RETURN DATA*

5 Years Best	11.13%	16.79%	22.06%	27.23%	31.91%	36.12%
5 Years Worst	0.06%	-0.37%	-6.18%	-10.43%	-13.78%	-17.36%
20 Years Best	7.73%	10.85%	13.94%	15.62%	16.85%	17.88%
20 Years Worst	0.42%	2.92%	3.43%	3.10%	2.66%	1.89%

Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments but may provide greater potential return over the long term. Although bonds generally present less short-term risk and volatility than stocks, bonds do entail interest rate risk (as interest rate rise, bond prices usually fall and vice versa) and the risk of default, or the risk that an issuer will be unable to make income or principal payments. Additionally bonds and short-term investments entail greater inflation risk, or the risk that the return of an investment will not keep up with increases in the prices of goods and services, than stocks. Finally, foreign investments, especially those in emerging markets, involve greater risk and may offer greater potential return than U.S. investments. Sample allocations assume that holdings match certain benchmarks: the Wilshire 5000 Total Market Index (for stocks) and the Lehman Universal Index (for bonds). Generally, among asset classes, stocks may present more short-term risk and volatility than bonds or short-term instruments, but may provide greater potential return over the long term.

*Return data for Domestic Stocks, Bonds, and Short-Term asset classes range over a period from 1926–2004. Return data for the International Stock asset class range over the period from 1970–2004. Domestic Stocks are represented by the S&P 500®; bonds are represented by U.S. Intermediate Term Government Bonds; short-term assets are based on the 30-day U.S. Treasury bill; and international stocks are represented by the MS EAFE Index. This is for illustrative purposes only and not indicative of any investment. Past performance is no guarantee of future results.

3 Financial Profile continued

Check one box in each column.

ANNUAL INCOME (from all sources)	ESTIMATED NET WORTH (excluding residence)	ESTIMATED LIQUID NET WORTH	FEDERAL TAX BRACKET
☐1 Under $20,000	☐1 Under $30,000	☐1 Under $15,000	☐1 ≤15%
☐2 $20,000–$50,000	☐1 $30,000–$50,000	☐1 $15,000–$50,000	☐2 25%
☐3 $50,001–$100,000	☐2 $50,001–$100,000	☐2 $50,001–$100,000	☐3 >27%
☐4 Over $100,000	☐3 $100,001–$500,000	☐3 $100,001–$500,000	
	☐4 Over $500,000	☐4 Over $500,000	

4 Fidelity Account®

All of your proceeds from participating in your employer's stock compensation plans (whether unrestricted stock or cash, depending on the plan) will be deposited into your Fidelity Account. This account must be an individual, non-retirement brokerage account registered in your name. The Fidelity Account can be a new account in your name or an existing Fidelity Account in your name. If you have an existing individual non-retirement Fidelity brokerage account, it has been identified below. In addition to using your Fidelity Account for your proceeds from participating in your employer's stock compensation plans, you may use your Fidelity Account to serve all of your investment and cash management needs at Fidelity. Call 1-800-544-9354 for more information.

☐ Here is your Fidelity Account number. This account is an individual non-retirement brokerage account and all of your proceeds from participating in your employer's stock compensation plans (whether unrestricted stock or cash, depending on the plan) will be deposited here.

New Account # ____________________

☐ As an existing Fidelity customer, the following individual non-retirement brokerage account registered in your name has been identified. This account will act as your Fidelity Account and all of your proceeds from participating in your employer's stock compensation plans (whether unrestricted stock or cash, depending on the plan) will be deposited here unless you indicate below.

Current Fidelity Account # ____________________
(this account is an individual non-retirement brokerage account)

☐ I do not want the above account used for a Fidelity Account – please open a new account for me.

Amounts contributed and received in your Fidelity Account, including cash proceeds received from participating in your employer's stock compensation plans, will be initially invested into the core account in your Fidelity Account. Please select a core option below. For additional choices, see the instructions.

☐ Taxable Cash Account

☐ Fidelity Municipal Money Market Fund

☐ Other ☐☐☐ (see instructions for available options)

☐ Equity Distributions: All distributions from equities held in your account will be credited to your core account. Check here if you would like your eligible equity distributions reinvested in the equity. Note: Not all equities are eligible for reinvestment. See Fidelity.com or contact a Fidelity Representative for details.

☐ Mutual Fund Distributions will be reinvested in the fund unless you check here.

Cash Management Features

Within your Fidelity Account, you have access to Fidelity's Cash Management features (minimums and fees may apply). Check the appropriate box or call 1-800-544-9354.

Checkwriting ($2,500 minimum):

☐ Yes, I wish to establish checkwriting. Sign and attach the checkwriting signature card located on the last page of this application.

Fidelity Money Line®:

☐ Yes, I wish to establish Money Line. This feature allows me to transfer money between my Fidelity Account and my bank account with an electronic funds transfer (EFT). A voided check from my bank is attached to this application.

For more information on Fidelity's Cash Management features, go to Fidelity.com.

Fidelity BillPay® (Minimums and fees may apply):

☐ Yes, I wish to establish BillPay. I understand that if I do not have or maintain a balance of $100,000 or more in Fidelity household assets, or trade 36+ times in a rolling 12-month period, a monthly fee for this service may be assessed.

Fidelity AccessLine® ($30,000 minimum):

☐ Yes, I would like to be considered for Fidelity AccessLine,® a margin borrowing feature. This feature allows me to borrow money using the assets in my Fidelity Account as collateral. If your account does not meet the account balance minimum for Fidelity AccessLine approval, Fidelity may establish standard margin on your account, if you qualify. Margin borrowing involves additional risks and may not be suitable for all investors.

5 SIGNATURE

The owner must READ the separate Customer Agreement and SIGN this section in ink.

I hereby request Fidelity Brokerage Services LLC and National Financial Services LLC to open a Fidelity Account in the name listed as account owner on this application. Fidelity Brokerage Services LLC, National Financial Services LLC, and affiliated companies providing administrative and brokerage services (the "Services") in connection with my employer's stock compensation plans (the "Stock Plans") contemplated herein are collectively referred to as "Fidelity" or "you."

- I acknowledge that I have been furnished with a copy of the Fidelity Account Customer Agreement and that I have read, understood and agree to be bound by its terms and conditions as they are currently in effect and as they may be amended in the future. I am at least 18 years of age and full legal age in the state in which I reside. I understand that, upon issuer's request in accordance with applicable rules and regulations, Fidelity will supply my name to issuers of any securities held in my account so I might receive any important information regarding them, unless I notify Fidelity.

- **I understand that the Customer Agreement and its enforcement shall be governed by the laws of the Commonwealth of Massachusetts.** It shall cover individually and collectively all accounts which I may open or reopen with Fidelity. It shall inure to the benefit of Fidelity's successors and assigns, whether by merger, consolidation, or otherwise. Fidelity may transfer my account to its successors and assigns, and this Agreement, including the representations contained in this Application, shall be binding upon my heirs, executors, administrators, successors, and assigns.

- Fidelity may modify or amend the terms of this Section 5 and/or the Customer Agreement from time to time.

- I have received and read either the Prospectus or the Profile Prospectus for Fidelity Municipal Money Market Fund. If I received the Profile Prospectus, I understand that I may purchase shares of Fidelity Municipal Money Market Fund now or request to receive and review the Fund's full prospectus before I make a decision to invest in Fidelity Municipal Money Market Fund.

- Fidelity Stock Plan Services. With respect to the Services provided by Fidelity in connection with the Stock Plan stock rights (collectively "Rights"), I represent the following:
  Transaction Authorization: Fidelity is authorized to open the account identified in section 1, to act on my instructions (given in writing, by telephone or electronically) with respect to Rights in connection with the company issuing the Rights (including, if different, my employer and any company issuing stock underlying the Rights) (collectively the "Issuer"), to exercise, purchase shares, or take other actions with respect to the Rights on my behalf, to hold shares purchased in my account, and to act in accordance with my instructions under this Agreement with respect to shares, including without limitation, to transfer or to sell those shares. I understand that my instructions to Fidelity are irrevocable, except in the case of an unexecuted limit order, which I may attempt to cancel. I authorize the Issuer or its agent to rely without further investigation on this authorization as conclusive evidence of my irrevocable election to authorize Fidelity to act on my behalf with respect to the Rights, including exercising my Rights in accordance with and subject to the terms, provisions, and conditions of the Issuer's equity compensation plans and my agreements. I have received, reviewed and understand the information contained in the materials mailed with this application. In connection with certain Stock Plans, I may agree to certain contractual limitations on the shares that I obtain through the Stock Plan, including without limitation contractual restrictions on my ability to sell securities I obtain in connection with Stock Plans, and I hereby consent to and authorize Fidelity to take actions reasonable and necessary to enforce such contractual limitations in accordance with my company's Stock Plan rules. I authorize Fidelity, the Issuer and their agents to exchange information regarding the exercise of my Rights and purchase and sale of shares, including without limitation, notice of exercise, number of shares, sale date, sale price, and income tax information relating to compensation income and tax withholding in relation to these transactions and subsequent sales, transfers, and dispositions of shares.
  Payment Authorization: In the case of Rights which are stock options, for any option exercise-and-sell order for which I give Fidelity instructions, I authorize Fidelity to make full payment to the Issuer or its agent for the option exercise price and, when required, tax withholding as instructed by the Issuer. Fidelity will release the balance of the sale proceeds, after the deduction of applicable commissions and fees, to me. Fidelity reserves the right to reject any order to sell shares in my account(s) until shares are properly delivered by the Issuer and deposited into my account(s).
  Stock Delivery Authorization; Indemnity: I authorize the Issuer or its agent to issue shares in connection with any Rights to Fidelity in street name and forward the shares (plus any dividend, split, or similar distribution paid by the Issuer or its agent with respect to such shares) directly to Fidelity for my account. I agree to indemnify the Issuer, Fidelity and their agents for any loss they may suffer as a result of their compliance with the authorizations set forth herein and any instructions given by me. I acknowledge that the Rights were granted in connection with my employment and, at the time of exercise, purchase or other direction I give to Fidelity, I will be authorized to exercise, purchase or take such other action. I have received from the Issuer a prospectus covering the sale of shares to me. I understand that the Rights and/or the subsequent sale of the shares may have significant tax consequences. I further understand that Fidelity and its agents and employees are not authorized to give me tax or investment advice, and I have consulted such other sources I deem appropriate in connection with my transactions. I am aware that various federal and state laws or regulations may be applicable to my transactions, including without limitation, Rule 144 under the Securities Act of 1933 and Section 16(b) of the Securities Exchange Act of 1934, and I shall conduct these transactions in conformity with all applicable laws and regulations. I agree to be liable for any losses Fidelity may incur in the event any document, instructions or information necessary to the transactions are not accurate or provided to Fidelity in a timely manner.
  I understand that margin credit may be extended by Fidelity in my Fidelity Account, including in connection with the Rights to pay exercise or purchase cost of shares, to pay applicable tax withholding, and to satisfy any debit balance. Extension of margin credit will result in a debit balance in my margin account, and Fidelity will charge interest on credit extended to me. All transactions in my margin account will be subject to the terms and conditions of my margin agreement, including without limitation, the potential for stock buy-in.
  I hereby authorize Fidelity, upon receiving instructions from me, to make payments of amounts representing redemptions by me or distributions payable to me by initiating credit or debit entries to the bank account (Bank) indicated on the attached "voided" check. I authorize and request Bank to accept such entries from Fidelity, and to credit or debit, as indicated, my account at the Bank in accordance with these entries. I understand that Fidelity will not be liable for any loss, expense, or cost arising out of my instructions provided that it institutes reasonable procedures to prevent unauthorized transactions. I acknowledge that this authorization may only be revoked by providing written notice of revocation to Fidelity, in such time and manner as to afford Fidelity and the Bank a reasonable opportunity to act upon it.

- I acknowledge that my employer has elected to provide my home address change information to you for the Stock Plans. All such changes you receive from my employer will be applied in connection with the Company Stock Plans, including the SPS Participant Trust (if applicable). In the event I wish to change my home address with Fidelity directly, I will do so through a Fidelity Stock Plan Services Representative. If I do not change my home address information through a Fidelity Stock Plan Services Representative, I will confirm that the home address information that I provide to Fidelity is consistent with my company's records. Contact a Fidelity Stock Plan Services Representative for additional information at 1-800-544-9354.

5 SIGNATURE CONTINUED

• If I am a U.S. person, I certify under penalties of perjury that: (1) I am a U.S. person (including a U.S. resident alien) and the Social Security or Taxpayer Identification number provided above is correct; and (2) I am not subject to IRS backup withholding because: (a) I am exempt from backup withholding; or (b) I have not been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends; or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Cross out item 2 if it does not apply to you.) If I am not a U.S. person, I am submitting IRS Form W-8 BEN, Certificate of Foreign Status of Beneficial Owner for United States Tax Withholding, with this form to certify my foreign status and, if applicable, claim tax treaty benefits.

• The following clause referring to lending of securities applies only to those accounts eligible and approved for margin: I hereby authorize Fidelity to lend, hypothecate, or rehypothecate, separately, or with the property of others, either to yourselves or to others, any property you may be carrying for me on margin. This authorization applies to all my accounts you carry and shall remain in force until you receive written notice of revocation at your main office in Boston, MA.

• The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

• This account is governed by a predispute arbitration clause, which is located on the last page of the Customer Agreement. I acknowledge receipt of the predispute arbitration clause.

SIGNATURE OF ACCOUNT OWNER   Date (month, day, year)

X

Fidelity Investments is a registered trademark owned by FMR Corp. Accounts are carried with our affiliate, National Financial Services LLC, a member of the New York Stock Exchange and other principal exchanges.

FOR FIDELITY USE ONLY ☐ Cash ☐ Margin ☐ ATP Account # Assigned ____________

Rep Name ____________ Reg. Rep. Signature ____________ Corp ID ____________ Date ____________

Approving Manager's Signature ____________ Date ____________ Investor Center Number ____________

Photo ID Type ____________ Expiration Date ____________ Second Photo ID Type ____________ Expiration Date ____________

Fidelity Investments, P.O. Box 5000, Cincinnati, OH 45273-8398

Checkwriting

Customer Information:

Name of Owner ______________________ Social Security or TIN ______________

Fidelity Account Checkwriting will be added to:

Brokerage Account: [ ][ ][ ] — [ ][ ][ ][ ][ ][ ]

Evening Phone: ( ) –

Daytime Phone: ( ) –

Use this form to add checkwriting to your non-retirement Fidelity Account. A separate form must be completed for each account.

Complete the Customer Information section above and the signature card. Make sure the address you have on file with Fidelity is correct, as checkbooks will be sent to your address of record. To update your address, visit us at **Fidelity.com**. Please remember to confirm the address information provided to Fidelity is consistent with your employer's records.

Checking activity will be reported on your statement, and canceled checks will not be returned. If you need a check copy, call us or request a copy at our Web site (a fee may apply).

If you have any questions, call us at **1-800-544-6666**.

Return the completed form to: Fidelity Investments, PO Box 770001, Cincinnati, OH 45277-0002

1 FIDELITY ACCOUNT CHECK PERSONALIZATION

Your name and address will be printed on checks, but you may customize them with the following options:

☐ Name(s) Only

☐ Name(s), Address, and Daytime Telephone Number

☐ Name(s), Address, and Evening Telephone Number

Fidelity INVESTMENTS

For Fidelity use only

Signature Card for Checkwriting

Do not detach this card. Use a blue or black pen, and print clearly in CAPITAL LETTERS.
This card supersedes any signature card already on file for the same account.

Account Number: Brokerage [ ][ ][ ] — [ ][ ][ ][ ][ ][ ]

or Mutual Fund ______________________

Print Name(s)	Signature	Date
Account Owner	X	

Fidelity INVESTMENTS

PO Box 770001, Cincinnati, OH 45277-0002
Fidelity Distributors Corporation
Fidelity Brokerage Services LLC, Member NYSE, SIPC

408066

SPS-APP-0705
1.762522.112

By signing this signature card on the reverse side, the signatory(ies) agree(s) to be subject to the terms and conditions, guidelines, and rules applicable to your account as now in effect and as amended from time to time, of the fund(s), and of UMB Bank, N.A. ("the Bank"), as they pertain to the use of redemption checks; therefore, all registered owners must sign this signature card. Each signatory guarantees the genuineness of the other's signature on this card.

The Bank is hereby appointed agent by the account holders signing this card and, as such agent, is directed to request redemption of shares of such Fidelity fund(s) or cash in the core account as designated by the account holders from time to time, and as recorded on Fidelity's records, upon receipt of, and to the amount of, checks drawn upon this account(s). In so acting, the Bank shall be liable only for its own negligence. Account holders will be subject to the Bank's rules, regulations and associated laws governing check collection including the Uniform Commercial Code as enacted in the State of Missouri.

It is further agreed as follows for mutual fund accounts:

1. All items, with the exception of those drawn on Spartan® money market funds, and Fidelity Municipal Money Market Fund, must be for a minimum of $500 (or such other minimum amounts as may from time to time be established upon prior written notice to the shareholders, including the accounts of Spartan money market funds and Fidelity Municipal Money Market Fund), or they may be returned to the shareholders marked "Refer to Maker."
2. This card supersedes any card already on file for the same fund or account number.
3. Refer to the fund prospectus for minimum check amounts and any applicable fees.
4. You may obtain a copy of the "Statement of Terms and Conditions" applicable to your account by calling Fidelity.